UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-05149

811-10631

Name of Fund: Merrill Lynch Funds for Institutions Series

Merrill Lynch Government Fund

Merrill Lynch Institutional Fund

Merrill Lynch Institutional Tax-Exempt Fund

Merrill Lynch Premier Institutional Fund

Merrill Lynch Select Institutional Fund

Merrill Lynch Treasury Fund

Master Institutional Money Market LLC

Merrill Lynch Institutional Portfolio

Merrill Lynch Institutional Tax-Exempt Portfolio

Merrill Lynch Premier Institutional Portfolio

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 04/30/2008

Date of reporting period: 05/01/2007 – 04/30/2008

Item 1 – Report to Stockholders

2      MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES     APRIL 30, 2008

A Letter to Shareholders

Dear Shareholder

Over the past several months, financial markets have been buffeted by the housing recession, the credit market unraveling and related liquidity freeze and steadily rising commodity prices. Counterbalancing these difficulties were booming export activity, a robust non-financial corporate sector and, notably, aggressive and timely monetary and fiscal policy actions.

Amid the market tumult, the Federal Reserve Board (the “Fed”) intervened with a series of moves to bolster liquidity and ensure financial market stability. Since September 2007, the central bank slashed the target federal funds rate 325 basis points (3.25%), bringing the rate to 2.0% as of period-end. Of greater magnitude, however, were the Fed’s other policy decisions, which included opening the discount window directly to broker dealers and investment banks and backstopping the unprecedented rescue of Bear Stearns.

The Fed’s response to the financial crisis helped to improve credit conditions and investor mood. After hitting a low point on March 17 (coinciding with the collapse of Bear Stearns), equity markets found a welcome respite in April, when the S&P 500 Index of U.S. stocks posted positive monthly performance for the first time since October 2007. International markets, which outpaced those of the U.S. for much of 2007, saw a reversal in that trend, as effects of the credit crisis and downward pressures on growth were far-reaching.

In contrast to equity markets, Treasury securities rallied (yields fell as prices correspondingly rose), as a broad “flight-to-quality” theme persisted. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.77% by April 30. Treasury issues relinquished some of their gains in April, however, as investor appetite for risk returned and other high-quality fixed income sectors outperformed.

Problems within the monoline insurance industry and the failure of auctions for auction rate securities plagued the municipal bond market, driving yields higher and prices lower across the curve. However, in conjunction with the more recent shift in sentiment, the sector delivered strong performance in the final month of the reporting period.

Overall, the major benchmark indexes generated results that generally reflected heightened investor risk aversion:

Total Returns as of April 30, 2008	6-month	12-month
U.S. equities (S&P 500 Index)	–9.64%	–4.68%
Small cap U.S. equities (Russell 2000 Index)	–12.92	–10.96
International equities (MSCI Europe, Australasia, Far East Index)	–9.21	–1.78
Fixed income (Lehman Brothers U.S. Aggregate Index)	+4.08	+6.87
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	+1.47	+2.79
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	–0.73	–0.80

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008     3

Disclosure of Expenses

Shareholders of the Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, Merrill Lynch Select Institutional Fund, Merrill Lynch Government Fund, Merrill Lynch Treasury Fund and Merrill Lynch Institutional Tax-Exempt Fund (collectively, the “Funds”) may incur the following charges: operating expenses, including administration fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on November 1, 2007 and held through April 30, 2008) is intended to assist shareholders both in calculating expenses based on an investment in a Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number for their Fund under the heading entitled “Expenses Paid During the Period.”

The table below also provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the on-going expenses of investing in the Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholders’ expenses would have been higher.

	Actual			Hypothetical**
	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During the Period* November 1, 2007 to April 30, 2008	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During the Period* November 1, 2007 to April 30, 2008
Premier Institutional Fund	$1,000	$1,021.10	$0.80	$1,000	$1,024.07	$0.81
Institutional Fund	$1,000	$1,020.80	$1.11	$1,000	$1,023.77	$1.11
Select Institutional Fund***	$1,000	$1,008.20	$0.90	$1,000	$1,023.97	$0.91
Government Fund	$1,000	$1,018.40	$1.05	$1,000	$1,023.82	$1.06
Treasury Fund	$1,000	$1,013.20	$1.05	$1,000	$1,023.82	$1.06
Institutional Tax-Exempt Fund	$1,000	$1,013.70	$1.10	$1,000	$1,023.77	$1.11

*	Expenses are equal to the Funds’ annualized expense ratio (0.16% for Premier Institutional Fund, 0.22% for Institutional Fund, 0.18% for Select Institutional Fund, 0.21% for Government Fund, 0.21% for Treasury Fund and 0.22% for Institutional Tax-Exempt Fund), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Since Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Institutional Tax-Exempt Fund are each a feeder fund, the expense table examples reflect the expenses of both the feeder fund and the master fund in which each invests.

**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 366.

***	The calculations for the Select Institutional Fund assume for comparative purposes that the Fund was operating throughout the entire period from November 1, 2007 to April 30, 2008. The Fund commenced operations on February 4, 2008.

Recent Performance Results

As of April 30, 2008	7-Day Net Annualized Yield
Premier Institutional Fund	3.00%
Institutional Fund	2.87%
Select Institutional Fund	2.90%
Government Fund	2.38%
Treasury Fund	1.15%
Institutional Tax-Exempt Fund	2.47%

Performance data represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance data quoted. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

4      MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008

Statement of Assets and Liabilities

Merrill Lynch Premier Institutional Fund

April 30, 2008

Assets
Investment at value — Merrill Lynch Premier Institutional Portfolio (cost — $32,432,410,599)	$32,432,410,599
Prepaid expenses	729,029
Total assets	32,433,139,628
Liabilities
Administration fees payable	2,757,962
Dividends payable	23,895,543
Other accrued expenses	309,657
Total liabilities	26,963,162
Net Assets (Equivalent to $1.00 per share, offering and redemption price, based on 32,402,809,611 shares of beneficial interest outstanding)	$32,406,176,466
Net Assets Consist of
Paid-in capital	$32,402,809,611
Undistributed net investment income	3,366,855
Net Assets	$32,406,176,466

Statement of Operations	Merrill Lynch Premier Institutional Fund

Year Ended April 30, 2008

Investment Income
Net investment income allocated from the Merrill Lynch Premier Institutional Portfolio:
Interest	$1,363,789,448
Expenses	(14,916,052)
Total income	1,348,873,396
Expenses
Administration	28,538,695
Dividend and transfer agent	506,169
Registration	280,154
Insurance	261,351
Accounting and custodian services	253,736
Professional	235,608
Printing	235,295
Trustees	151,803
Miscellaneous	77,134
Total expenses	30,539,945
Net investment income	1,318,333,451
Net realized gain allocated from the Merrill Lynch Premier Institutional Portfolio	6,681,132
Net Increase in Net Assets Resulting From Operations	$1,325,014,583

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008     5

Statement of Changes in Net Assets

Merrill Lynch Premier Institutional Fund

	Year Ended April 30,
	2008	2007
Net Increase in Net Assets

Operations
Net investment income	$1,318,333,451	$923,113,076
Net realized gain (loss)	6,681,132	(3,315,698)
Net change in unrealized appreciation/depreciation	—	19,729,866
Net increase in net assets resulting from operations	1,325,014,583	939,527,244
Dividends from net investment income	(1,318,333,451)	(923,111,655)
Capital share transactions	12,490,848,839	3,071,189,682
Total increase in net assets	12,497,529,971	3,087,605,271

Net Assets
Beginning of year	19,908,646,495	16,821,041,224
End of year	$32,406,176,466	$19,908,646,495
End of year undistributed net investment income	$3,366,855	$2,703,336

Financial Highlights	Merrill Lynch Premier Institutional Fund

	Year Ended April 30,
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.047	0.051	0.037	0.018	0.011
Dividends and distributions from:
Net investment income	(0.047)	(0.051)	(0.037)	(0.018)	(0.011)
Net realized gain	—	—	—	—	— (1)
Total dividends and distributions	(0.047)	(0.051)	(0.037)	(0.018)	(0.011)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return	4.83%	5.24%	3.79%	1.78%	1.06%

Ratios to Average Net Assets
Total expenses before waiver	0.16%	0.16%	0.16%	0.17%	0.16%
Total expenses after waiver	0.16%	0.11%	0.12%	0.17%	0.16%
Net investment income before waiver	4.63%	5.09%	3.70%	1.68%	1.04%
Net investment income after waiver	4.63%	5.13%	3.74%	1.68%	1.04%

Supplemental Data
Net assets, end of year (000)	$32,406,176	$19,908,646	$16,821,041	$18,752,104	$45,708,710

(1)	Amount represents less than $(0.01) per share.

See Notes to Financial Statements.

6      MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008

Statement of Assets and Liabilities

Merrill Lynch Institutional Fund

April 30, 2008

Assets
Investment at value — Merrill Lynch Institutional Portfolio (cost — $27,295,077,589)	$27,295,077,589
Prepaid expenses	564,477
Total assets	27,295,642,066
Liabilities
Administration fees payable	3,468,576
Dividends payable	4,404,303
Other accrued expenses	462,512
Total liabilities	8,335,391
Net Assets (Equivalent to $1.00 per share, offering and redemption price, based on 27,285,197,475 shares of beneficial interest outstanding)	$27,287,306,675
Net Assets Consist of
Paid-in capital	$27,285,197,475
Undistributed net investment income	515
Accumulated net realized gain allocated from the Merrill Lynch Institutional Portfolio	2,108,685
Net Assets	$27,287,306,675

Statement of Operations	Merrill Lynch Institutional Fund

Year Ended April 30, 2008

Investment Income
Net investment income allocated from the Merrill Lynch Institutional Portfolio:
Interest	$1,213,961,597
Expenses	(13,273,292)
Total income	$1,200,688,305
Expenses
Administration	37,974,587
Dividend and transfer agent	2,361,092
Accounting and custodian services	215,827
Insurance	214,091
Professional	211,338
Printing	191,797
Trustees	112,438
Registration	75,567
Miscellaneous	78,540
Total expenses	41,435,277
Net investment income	1,159,253,028
Net realized gain allocated from the Merrill Lynch Institutional Portfolio	2,113,053
Net Increase in Net Assets Resulting From Operations	$1,161,366,081

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008     7

Statement of Changes in Net Assets

Merrill Lynch Institutional Fund

	Year Ended April 30,
	2008	2007
Net Increase in Net Assets

Operations
Net investment income	$1,159,253,028	$835,404,596
Net realized gain (loss)	2,113,053	(3,853)
Net change unrealized appreciation/depreciation	—	6,891,219
Net increase in net assets resulting from operations	1,161,366,081	842,291,962
Dividends from net investment income	(1,159,253,028)	(835,404,596)
Capital share transactions	6,916,527,486	7,764,416,928
Total increase in net assets	6,918,640,539	7,771,304,294

Net Assets
Beginning of year	20,368,666,136	12,597,361,842
End of year	$27,287,306,675	$20,368,666,136
End of year undistributed net investment income	$515	$515

Financial Highlights	Merrill Lynch Institutional Fund

	Year Ended April 30,
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.047	0.051	0.037	0.017	0.010
Dividends and distributions from:
Net investment income	(0.047)	(0.051)	(0.037)	(0.017)	(0.010)
Net realized gain	—	—	— (1)	—	— (1)
Total dividends and distributions	(0.047)	(0.051)	(0.037)	(0.017)	(0.010)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return	4.77%	5.17%	3.74%	1.72%	0.97%

Ratios to Average Net Assets
Total expenses	0.22%	0.22%	0.23%	0.23%	0.23%
Net investment income	4.59%	5.07%	3.75%	1.69%	0.96%

Supplemental Data
Net assets, end of year (000)	$27,287,307	$20,368,666	$12,597,362	$9,392,799	$10,601,029

(1)	Amount represents less than $(0.01) per share.

See Notes to Financial Statements.

8      MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008

Statement of Assets and Liabilities

Merrill Lynch Select Institutional Fund

April 30, 2008

Assets
Investment at value — Merrill Lynch Institutional Portfolio (cost — $2,322,023,217)	$2,322,023,217
Total assets	2,322,023,217
Liabilities
Administration fees payable	197,638
Dividends payable	2,333,207
Other accrued expenses	4,884
Total liabilities	2,535,729
Net Assets (Equivalent to $1.00 per share, offering and redemption price, based on 2,319,390,331 shares of beneficial interest outstanding)	$2,319,487,488
Net Assets Consist of
Paid-in capital	$2,319,390,331
Accumulated net realized gain allocated from the Merrill Lynch Institutional Portfolio	97,157
Net Assets	$2,319,487,488

Statement of Operations	Merrill Lynch Select Institutional Fund

Period February 4, 2008 (Commencement of Operations) to April 30, 2008

Investment Income
Net investment income allocated from the Merrill Lynch Institutional Portfolio:
Interest	$15,602,273
Expenses	(221,596)
Total income	$15,380,677
Expenses
Administration	443,191
Professional	81,990
Registration	21,564
Printing	14,511
Trustees	5,370
Accounting and custodian services	4,000
Dividend and transfer agent	2,761
Miscellaneous	2,743
Total expenses	576,130
Net investment income	14,804,547
Net realized gain allocated from the Merrill Lynch Institutional Portfolio	97,157
Net Increase in Net Assets Resulting From Operations	$14,901,704

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008     9

Statement of Changes in Net Assets

Merrill Lynch Select Institutional Fund

Period February 4, 2008 (Commencement of Operations) to April 30, 2008

Net Increase in Net Assets

Operations
Net investment income	$14,804,547
Net realized gain	97,157
Net increase in net assets resulting from operations	14,901,704
Dividends from net investment income	(14,804,547)
Capital share transactions	2,319,390,331
Total increase in net assets	2,319,487,488

Net Assets
Beginning of period	—
End of period	$2,319,487,488

Financial Highlights	Merrill Lynch Select Institutional Fund

Period February 4, 2008 (Commencement of Operations) to April 30, 2008

Per Share Operating Performance
Net asset value, beginning of period	$1.00
Net investment income	0.008
Dividends from net investment income	(0.008)
Net asset value, end of period	$1.00
Total Investment Return	0.82%	(1)

Ratios to Average Net Assets
Total expenses	0.18%	(2)
Net investment income	3.34%	(2)

Supplemental Data
Net assets, end of period (000)	$2,319,487

(1)	Aggregate total investment return.

(2)	Annualized.

See Notes to Financial Statements.

10      MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008

Schedule of Investments April 30, 2008

Merrill Lynch Government Fund
(Percentages shown are based on Net Assets)

Issue	Interest Rate*	Maturity Date	Par (000)	Value

U.S. Government Agency Issues — 31.4%
Fannie Mae	5.00%	07/25/08	$34,683	$34,766,405
	5.13	09/02/08	97,860	98,768,563
	5.00	09/15/08	69,368	70,022,719
Federal Farm Credit	3.38	07/15/08	50,000	49,922,571
Banks	3.30	08/11/08	25,000	24,914,742
Federal Home Loan	4.40	05/05/08	75,000	75,005,860
Banks	4.00	06/13/08	70,200	70,238,297
	4.10	06/13/08	14,000	14,027,076
	4.20	06/17/08	25,000	25,000,000
	5.13	06/18/08	14,130	14,154,956
	2.63	07/15/08	20,000	19,937,967
	3.75	08/15/08	55,000	55,232,942
	2.58	09/17/08	100,000	100,122,082
	2.26	10/17/08	175,000	175,017,777
	3.63	11/14/08	41,000	41,301,826
	2.56	02/13/09	55,200	55,200,000
Freddie Mac	3.88	06/15/08	50,023	50,086,880
	4.63	08/15/08	16,354	16,380,630
	3.63	09/15/08	105,868	105,998,544
	5.00	09/16/08	150,000	151,440,464
	4.63	12/19/08	41,100	41,702,169
Fannie Mae D/N	3.92	05/12/08	50,000	49,940,111
	2.50	05/28/08	75,000	74,859,375
	3.98	07/02/08	50,000	49,657,278
	2.83	07/16/08	24,000	23,856,613
Federal Home Loan	4.13	05/16/08	8,697	8,682,034
Banks D/N	4.11	05/21/08	75,000	74,828,750
	4.18	05/21/08	73,533	73,362,240
	4.17	05/23/08	100,000	99,745,167
	4.13	05/30/08	14,000	13,953,423
	4.15	05/30/08	58,711	58,514,726
	4.06	06/04/08	50,000	49,808,278
Freddie Mac D/N	2.53	05/12/08	90,000	89,930,425
	4.16	05/19/08	95,000	94,802,400
	3.90	05/30/08	100,000	99,685,833
	3.78	06/05/08	100,000	99,632,500
	2.10	06/06/08	100,000	99,790,000
	3.81	06/06/08	100,000	99,619,000
	4.17	06/23/08	93,400	92,826,602
	4.05	06/30/08	85,000	84,426,958
	3.02	07/14/08	24,156	24,006,045
	5.13	07/23/08	45,445	45,542,783
	2.10	08/29/08	100,000	99,300,000
	2.10	09/08/08	50,000	49,620,833
Total U.S. Government Agency Issues (Cost $2,845,633,844)				2,845,633,844

U.S. Government Agency Issues — Variable Rate — 18.3%
Federal Farm Credit	2.58	06/13/08	50,000	49,998,989
Banks	2.76	08/27/08	50,000	50,000,000
	2.31	01/09/09	150,000	149,989,735
	2.30	09/15/09	175,000	174,988,432
	2.31	11/16/09	150,000	150,000,000
Federal Home Loan	2.65	09/17/08	200,000	199,977,932
Banks	2.91	11/14/08	50,000	49,994,378
	2.98	02/11/09	250,000	250,022,377
	2.31	03/04/09	250,000	250,000,000
	2.85	06/04/09	49,890	49,865,397
	2.54	07/14/09	100,000	100,022,674

U.S. Government Agency Issues — Variable Rate — (concluded)
Freddie Mac	2.46%	09/25/09	$118,125	$118,076,274
	2.82	09/28/09	68,830	68,805,929
Total U.S. Government Agency Issues — Variable Rate (Cost $1,661,742,117)				1,661,742,117

	Par (000)	Value (Note 1a)

Repurchase Agreements — 50.0%*
Bank of America, purchased on 04/30/08 to yield 1.98% to 05/01/08, repurchase price of $400,022,000, collateralized by Fannie Mae’s 4.50%–5.50% due from 01/01/38 to 04/01/38 and Freddie Mac’s 5.50% due 06/01/38. The aggregate value of the collateral is $408,000,000.	$400,000	$400,000,000
Barclays Capital, Inc., purchased on 02/04/08 to yield 2.90% to 05/05/08, repurchase price of $251,832,639, collateralized by Fannie Mae’s 4.00%–6.50% due from 04/01/14 to 05/01/38 and Freddie Mac’s 5.00%–7.00% due from 04/01/20 to 11/01/47. The aggregate value of the collateral is $255,000,000.	250,000	250,000,000
Barclays Capital, Inc., purchased on 03/27/08 to yield 2.25% to 05/27/08, repurchase price of $100,381,250, collateralized by Fannie Mae’s 4.72%–6.00% due from 02/01/33 to 05/01/47 and Freddie Mac’s 5.872%–6.00% due from 09/01/21 to 04/01/38. The aggregate value of the collateral is $102,000,000.	100,000	100,000,000
Barclays Capital, Inc., purchased on 04/30/08 to yield 2.00% to 05/01/08, repurchase price of $300,016,667, collateralized by Fannie Mae’s 6.50% due 02/01/38 and Freddie Mac’s 6.22% due 01/01/33. The aggregate value of the collateral is $306,000,000.	300,000	300,000,000
Credit Suisse Securities (USA), purchased on 04/23/08 to yield 2.12% to 07/30/08, repurchase price of $251,413,333 collateralized by Fannie Mae’s 0% due from 05/01/32 to 12/01/37. The aggregate value of the collateral is $255,001,447.	250,000	250,000,000
Credit Suisse Securities (USA), purchased on 04/30/08 to yield 2.00% to 05/01/08, repurchase price of $500,027,778 collateralized by Fannie Mae’s 0% due from 06/01/32 to 05/01/38. The aggregate value of the collateral is $510,003,780.	500,000	500,000,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008     11

Schedule of Investments (concluded)

Merrill Lynch Government Fund
(Percentages shown are based on Net Assets)

Issue	Par (000)	Value

Repurchase Agreements (continued)
Deutsche Bank Securities Inc., purchased on 03/13/08 to yield 2.43% to 06/11/08, repurchase price of $150,911,250, collateralized by Fannie Mae’s 4.78%–6.87% due from 12/01/11 to 10/01/37 and Freddie Mac’s 4.50%–7.00% due from 12/01/32 to 11/01/38. The aggregate value of the collateral is $153,000,000.	$150,000	$150,000,000
Deutsche Bank Securities Inc., purchased on 04/23/08 to yield 2.12% to 07/23/08, repurchase price of $301,607,667, collateralized by Fannie Mae’s 4.78%–6.87% due from 12/01/11 to 10/01/37 and Freddie Mac’s 4.50%–7.00% due from 12/01/32 to 11/01/38. The aggregate value of the collateral is $306,000,000.	300,000	300,000,000
Deutsche Bank Securities Inc., purchased on 04/30/08 to yield 1.91% to 05/01/08, repurchase price of $717,038,041, collateralized by Fannie Mae’s 4.78%–6.87% due from 12/01/11 to 10/01/37 and Freddie Mac’s 4.50%–7.00% due from 12/01/32 to 11/01/38. The aggregate value of the collateral is $731,340,000.	717,000	717,000,000
Goldman Sachs & Co., purchased on 01/16/08 to yield 3.63% to 05/16/08, repurchase price of $202,420,000, collateralized by Freddie Mac’s 0%–5.50% due from 02/01/32 to 06/15/37. The aggregate value of the collateral is $204,000,000.	200,000	200,000,000
Greenwich Capital Markets Inc., purchased on 03/04/08 to yield 2.45% to 07/09/08, repurchase price of $151,286,250 collateralized by Fannie Mae’s 5.50%–6.50% due from 02/01/37 to 04/01/38. The aggregate value of the collateral is $153,001,902.	150,000	150,000,000

Repurchase Agreements (concluded)
Greenwich Capital Markets Inc., purchased on 04/30/08 to yield 1.98% to 05/01/08, repurchase price of $300,016,500 collateralized by Fannie Mae’s 4.50%–6.00% due from 04/01/23 to 04/01/38. The aggregate value of the collateral is $306,004,579.	$300,000	$300,000,000
Morgan Stanley & Co., Inc., purchased on 04/30/08 to yield 2.00% to 05/01/08, repurchase price of $217,095,060, collateralized by Fannie Mae’s 4.00%–7.00% due from 11/01/14 to 02/01/38. The aggregate value of the collateral is $222,381,897.	217,083	217,083,000
UBS Securities LLC, purchased on 02/25/08 to yield 2.75% to 06/24/08, repurchase price of $151,054,167, collateralized by Federal Home Loan Mortgage Bonds 5.00%–5.50% due from 08/01/35 to 04/01/38. The aggregate value of the collateral is $153,004,532.	150,000	150,000,000
UBS Securities LLC, purchased on 03/04/08 to yield 2.45% to 07/07/08, repurchase price of $302,531,667, collateralized by Federal Home Loan Mortgage Bonds 5.00%–6.00% due from 02/01/34 to 04/02/38. The aggregate value of the collateral is $306,001,404.	300,000	300,000,000
UBS Securities LLC, purchased on 04/30/08 to yield 2.00% to 05/01/08, repurchase price of $250,013,889, collateralized by Federal Home Loan Mortgage Bonds 5.00%–6.50% due from 02/01/35 to 04/01/38. The aggregate value of the collateral is $255,002,507.	250,000	250,000,000
Total Repurchase Agreements (Cost $4,534,083,000)		4,534,083,000

Total Investments (Cost — $9,041,458,961) — 99.7%		9,041,458,961
Other Assets in Excess of Liabilities — 0.3%		31,063,319
Net Assets — 100.0%		$9,072,522,280

Note — Cost for federal income tax purposes is $9,041,458,961.

*	Repurchase Agreements bear interest payable at fixed dates or upon maturity. Some U.S. Government and Agency Issues are purchased on a discount basis; the interest rate shown is the discount at the time of purchase by the Fund. Other U.S. Government and Agency Issues bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at April 30, 2008. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

D/N — Discount Notes

See Notes to Financial Statements.

12      MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008

Statement of Assets and Liabilities

Merrill Lynch Government Fund

April 30, 2008

Assets
Repurchase agreements (cost — $4,534,083,000)	$4,534,083,000
Investments at value—unaffiliated (cost — $4,507,375,961)	4,507,375,961
Cash	10,470,598
Interest receivable	24,630,508
Prepaid expenses	131,691
Total assets	9,076,691,758
Liabilities
Investment advisory fees payable	1,439,218
Dividends payable	2,631,768
Other accrued expenses	98,492
Total liabilities	4,169,478
Net Assets (Equivalent to $1.00 per share, offering and redemption price, based on 9,072,533,581 shares of beneficial interest outstanding)	$9,072,522,280
Net Assets Consist of
Paid-in capital	$9,072,533,581
Accumulated net realized loss	(11,301)
Net Assets	$9,072,522,280

Statement of Operations	Merrill Lynch Government Fund

Year Ended April 30, 2008

Investment Income
Interest	$239,119,274
Expenses
Investment advisory	17,246,154
Dividend and transfer agent	259,695
Accounting and custodian services	215,565
Insurance	42,504
Professional	29,608
Printing	29,581
Trustees	24,351
Registration	1,915
Miscellaneous	28,049
Total expenses	17,877,422
Less fees waived by advisor	(6,007,759)
Total expenses after waiver	11,869,663
Net investment income	227,249,611
Net realized loss from investments	(11,301)
Net Increase in Net Assets Resulting From Operations	$227,238,310

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008     13

Statement of Changes in Net Assets

Merrill Lynch Government Fund

	Year Ended April 30,
	2008	2007
Net Increase in Net Assets

Operations
Net investment income	$227,249,611	$126,159,022
Net realized loss	(11,301)	—
Net change in unrealized appreciation/depreciation	—	2,266,183
Net increase in net assets resulting from operations	227,238,310	128,425,205
Dividends from net investment income	(227,249,611)	(126,159,022)
Capital share transactions	6,256,749,743	600,319,078
Total increase in net assets	6,256,738,442	602,585,261

Net Assets
Beginning of year	2,815,783,838	2,213,198,577
End of year	$9,072,522,280	$2,815,783,838

Financial Highlights	Merrill Lynch Government Fund

	Year Ended April 30,
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.043	0.049	0.036	0.017	0.009
Dividends and distributions to shareholders from:
Net investment income	(0.043)	(0.049)	(0.036)	(0.017)	(0.009)
Net realized gain	—	—	— (1)	—	— (1)
Total dividends and distributions	(0.043)	(0.049)	(0.036)	(0.017)	(0.009)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Investment Return	4.44%	5.06%	3.67%	1.67%	0.94%

Ratios to Average Net Assets
Total expenses before waiver	0.32%	0.34%	0.34%	0.33%	0.34%
Total expenses after waiver	0.21%	0.22%	0.22%	0.22%	0.23%
Net investment income before waiver	3.95%	4.85%	3.44%	1.47%	0.82%
Net investment income after waiver	4.06%	4.97%	3.56%	1.58%	0.93%

Supplemental Data
Net Assets, end of year (000)	$9,072,522	$2,815,784	$2,213,199	$3,370,912	$5,559,034

(1)	Amount represents less than $(0.01) per share.

See Notes to Financial Statements.

14      MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008

Schedule of Investments April 30, 2008

Merrill Lynch Treasury Fund
(Percentages shown are based on Net Assets)

Issue	Interest Rate*	Maturity Date	Par (000)	Value

U.S. Government Issues — 104.3%
U.S. Treasury Bills	0.85%	05/01/08	$73,460	$73,460,000
	1.45	05/01/08	1,266	1,266,000
	1.48	05/01/08	50,000	50,000,000
	1.54	05/01/08	11,642	11,642,000
	1.55	05/01/08	50,000	50,000,000
	1.58	05/01/08	100,000	100,000,000
	2.18	05/01/08	9,746	9,746,000
	2.22	05/01/08	50,000	50,000,000
	2.35	05/01/08	90,000	90,000,000
	1.20	05/08/08	65,000	64,984,833
	1.23	05/08/08	50,000	49,988,090
	1.25	05/08/08	150,000	149,963,542
	1.26	05/08/08	50,000	49,987,750
	1.27	05/08/08	86,816	86,794,646
	1.32	05/08/08	50,000	49,987,215
	1.35	05/08/08	50,000	49,986,875
	1.39	05/08/08	1,783	1,782,518
	1.45	05/08/08	100,000	99,971,806
	1.57	05/08/08	34,615	34,604,413
	1.58	05/08/08	100,000	99,969,210
	2.15	05/08/08	250,000	249,895,595
	2.20	05/08/08	150,000	149,935,833
	0.82	05/15/08	112,451	112,415,141
	0.84	05/15/08	346,000	345,887,646
	1.20	05/15/08	65,000	64,969,667
	1.25	05/15/08	50,000	49,975,694
	1.29	05/15/08	200,000	199,899,667
	1.44	05/15/08	100,000	99,944,000
	1.45	05/15/08	150,000	149,915,475
	2.22	05/15/08	50,000	49,956,892
	2.23	05/15/08	50,000	49,956,736
	0.36	05/22/08	17,204	17,200,387
	0.80	05/22/08	50,000	49,976,667
	0.81	05/22/08	65,000	64,969,288
	0.85	05/22/08	33,028	33,011,624
	0.96	05/22/08	6,842	6,838,188
	1.22	05/22/08	47,736	47,702,028
	1.32	05/22/08	14,857	14,845,603
	1.44	05/22/08	200,000	199,832,000
	1.46	05/22/08	30,000	29,974,450
	1.51	05/22/08	100,000	99,911,917
	1.57	05/22/08	30,000	29,972,613
	1.58	05/22/08	75,000	74,931,094
	2.20	05/22/08	29,301	29,263,465
	2.21	05/22/08	65,000	64,916,166
	1.22	05/29/08	130,000	129,876,644
	1.24	05/29/08	100,000	99,903,944
	1.44	05/29/08	150,000	149,832,000
	2.19	05/29/08	165,000	164,719,592
	2.20	05/29/08	52,000	51,911,224
	0.91	06/05/08	50,000	49,955,667
	0.95	06/05/08	65,000	64,939,965
	0.96	06/05/08	95,387	95,298,436
	0.98	06/05/08	280,000	279,733,222
	0.99	06/05/08	140,000	139,865,250
	1.00	06/05/08	140,000	139,863,889
	1.04	06/05/08	51,000	50,948,676
	1.05	06/05/08	90,000	89,908,431

U.S. Government Issues (concluded)
	1.08%	06/05/08	$150,000	$149,842,451
	1.17	06/05/08	100,000	99,886,250
	1.86	06/05/08	100,000	99,819,653
	0.90	06/12/08	69,042	68,969,506
	0.92	06/12/08	100,000	99,893,250
	0.98	06/12/08	206,907	206,671,603
	1.05	06/12/08	130,000	129,840,750
	1.07	06/12/08	272,371	272,030,990
	1.20	06/12/08	190,000	189,734,000
	2.33	06/12/08	64,359	64,184,051
	3.14	06/12/08	43,000	42,842,477
	3.15	06/12/08	32,000	31,882,587
	3.18	06/12/08	65,000	64,758,774
	0.98	06/19/08	120,000	119,839,933
	1.03	06/26/08	67,000	66,893,172
	1.22	06/26/08	57,085	56,976,665
	0.78	07/03/08	35,000	34,952,225
	1.04	07/03/08	15,000	14,972,831
	1.25	07/03/08	50,000	49,890,538
	1.30	07/03/08	40,000	39,909,000
	1.31	07/03/08	130,000	129,703,113
	1.32	07/03/08	65,000	64,849,850
	1.33	07/03/08	65,000	64,849,281
	1.40	07/03/08	135,000	134,669,250
	2.00	07/03/08	12,914	12,868,801
	2.09	07/03/08	15,173	15,117,637
	2.30	07/03/08	150,000	149,397,563
	1.40	07/10/08	100,000	99,727,778
	1.42	07/10/08	100,000	99,723,889
	1.43	07/10/08	100,000	99,722,236
	1.12	07/17/08	270,000	269,353,200
	1.32	07/17/08	75,000	74,788,250
	1.31	07/24/08	135,000	134,588,925
	1.32	07/24/08	135,000	134,585,775
	2.40	07/24/08	30,000	29,832,000
	2.41	07/24/08	30,000	29,831,650
	2.42	07/24/08	30,000	29,830,950
	1.39	07/31/08	35,000	34,877,024
	1.41	07/31/08	65,000	64,769,151
	1.42	07/31/08	35,000	34,874,369
	1.14	08/07/08	300,000	299,069,000
	1.14	08/14/08	300,000	299,002,500
	1.12	09/04/08	50,000	49,804,000
	1.55	09/04/08	70,000	69,620,127
	1.78	09/04/08	50,000	49,689,375
	1.55	09/11/08	195,000	193,883,354
	1.36	09/25/08	33,000	32,817,414
	1.72	10/30/08	64,000	63,443,484
U.S. Treasury Notes	2.63	05/15/08	275,000	275,182,520
	3.75	05/15/08	120,000	120,143,210
	5.13	06/30/08	10,000	10,055,088

Total Investments (Cost $10,041,451,144) — 104.3%				10,041,451,144
Liabilities in Excess of Other Assets — (4.3%)				(414,220,259)
Net Assets — 100.0%				$9,627,230,885

Note — Cost for federal income tax purposes is $10,041,564,502.

*	U.S. Treasury Bills are purchased on a discount basis: the interest rate shown is the discount paid at the time of the purchase by the Fund. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates or upon maturity.

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008     15

Statement of Assets and Liabilities

Merrill Lynch Treasury Fund

April 30, 2008

Assets
Investments at value — unaffiliated (cost — $10,041,451,144)	$10,041,451,144
Cash	9,938,877
Interest receivable	5,580,426
Prepaid expenses	75,271
Total assets	10,057,045,718
Liabilities
Investment advisory fees payable	1,735,707
Investments purchased payable	427,744,617
Dividends payable	276,796
Other accrued expenses	57,713
Total liabilities	429,814,833
Net Assets (Equivalent to $1.00 per share, offering and redemption price, based on 9,626,706,477 shares of beneficial interest outstanding)	$9,627,230,885
Net Assets Consist of
Paid-in capital	$9,626,706,477
Undistributed net investment income	524,408
Net Assets	$9,627,230,885

Statement of Operations	Merrill Lynch Treasury Fund

For the Year Ended April 30, 2008

Investment Income
Interest	$129,002,451
Expenses
Investment advisory	13,537,560
Dividend and transfer agent	222,027
Accounting and custodian services	174,600
Registration	43,174
Professional	23,948
Insurance	20,764
Trustees	18,413
Printing	18,177
Miscellaneous	33,547
Total expenses	14,092,210
Less fees waived by advisor	(4,777,487)
Total expenses after waiver	9,314,723
Net investment income	119,687,728
Net realized gain from investments	500,445
Net Increase in Net Assets Resulting From Operations	$120,188,173

See Notes to Financial Statements.

16      MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008

Statement of Changes in Net Assets

Merrill Lynch Treasury Fund

	Year Ended April 30,
	2008	2007
Net Increase (Decrease) in Net Assets

Operations
Net investment income	$119,687,728	$68,659,189
Net realized gain	500,445	30,457
Net change in unrealized appreciation/depreciation	—	48,729
Net increase in net assets resulting from operations	120,188,173	68,738,375
Dividends and Distributions to Shareholders from:
Net investment income	(119,687,728)	(68,659,189)
Net realized gain	—	(6,494)
Decrease in net assets resulting from dividends and distributions to shareholders	(119,687,728)	(68,665,683)
Capital share transactions	8,277,541,067	(20,497,913)
Total increase (decrease) in net assets	8,278,041,512	(20,425,221)

Net Assets:
Beginning of year	1,349,189,373	1,369,614,594
End of year	$9,627,230,885	$1,349,189,373
End of year undistributed net investment income	$524,408	$23,963

Financial Highlights	Merrill Lynch Treasury Fund

	Year Ended April 30,
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.035	0.048	0.034	0.015	0.008
Dividends and distributions to shareholders from:
Net investment income	(0.035)	(0.048)	(0.034)	(0.015)	(0.008)
Net realized gain	—	— (1)	— (1)	—	—
Total dividends and distributions	(0.035)	(0.048)	(0.034)	(0.015)	(0.008)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Investment Return	3.51%	4.87%	3.43%	1.52%	0.80%

Ratios to Average Net Assets
Total expenses before waiver	0.32%	0.35%	0.36%	0.36%	0.36%
Total expenses after waiver	0.21%	0.23%	0.23%	0.23%	0.23%
Net investment income before waiver	2.63%	4.64%	3.20%	1.45%	0.66%
Net investment income after waiver	2.74%	4.76%	3.33%	1.58%	0.79%

Supplemental Data
Net Assets, end of year (000)	$9,627,231	$1,349,189	$1,369,615	$1,734,266	$1,344,073

(1)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008     17

Statement of Assets and Liabilities

Merrill Lynch Institutional Tax-Exempt Fund

April 30, 2008

Assets
Investment at value — Merrill Lynch Institutional Tax-Exempt Portfolio (cost — $17,521,346,783)	$17,521,346,783
Prepaid expenses	409,981
Total assets	17,521,756,764
Liabilities
Administration fees payable	2,120,630
Dividends payable	720,921
Other accrued expenses	400,032
Total liabilities	3,241,583
Net Assets (Equivalent to $1.00 per share, offering and redemption price, based on 17,516,953,514 shares of beneficial interest outstanding)	$17,518,515,181
Net Assets Consist of
Paid-in capital	$17,517,045,675
Undistributed net investment income	392,986
Accumulated net realized gain allocated from the Merrill Lynch Institutional Tax-Exempt Portfolio	1,076,520
Net Assets	$17,518,515,181

Statement of Operations	Merrill Lynch Institutional Tax-Exempt Fund

Year Ended April 30, 2008

Investment Income
Net investment income allocated from the Merrill Lynch Institutional Tax-Exempt Portfolio:
Interest and discount	$594,245,266
Other taxable income	385,978
Expenses	(9,334,613)
Total income	$585,296,631
Expenses
Administration	26,698,403
Dividend and transfer agent	1,604,439
Accounting and custodian services	318,681
Registration	261,244
Insurance	196,545
Professional	182,993
Printing	154,465
Trustees	96,820
Miscellaneous	90,417
Total expenses	29,604,007
Net investment income	555,692,624
Net realized gain allocated from the Merrill Lynch Institutional Tax-Exempt Portfolio	1,567,648
Net Increase in Net Assets Resulting From Operations	$557,260,272

See Notes to Financial Statements.

18      MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008

Statement of Changes in Net Assets

Merrill Lynch Institutional Tax-Exempt Fund

	Year Ended April 30,
	2008	2007
Net Increase in Net Assets

Operations
Net investment income	$555,692,624	$523,133,469
Net realized gain	1,567,648	365,414
Net increase in net assets resulting from operations	557,260,272	523,498,883
Dividends and Distributions to Shareholders from:
Net investment income	(555,306,539)	(523,133,359)
Net realized gain	(818,798)	—
Decrease in net assets resulting from dividends and distributions to shareholders	(556,125,337)	(523,133,359)
Capital share transactions	2,605,555,509	851,186,413
Net increase in net assets	2,606,690,444	851,551,937

Net Assets
Beginning of year	14,911,824,737	14,060,272,800
End of year	$17,518,515,181	$14,911,824,737
End of year undistributed net investment income	$392,986	$7,007

Financial Highlights	Merrill Lynch Institutional Tax-Exempt Fund

	Year Ended April 30,
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.031	0.034	0.026	0.014	0.008
Dividends and distributions to shareholders from:
Net investment income	(0.031)	(0.034)	(0.026)	(0.014)	(0.008)
Net realized gain	— (1)	—	—	— (1)	—
Total dividends and distributions	(0.031)	(0.034)	(0.026)	(0.014)	(0.008)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Investment Return	3.18%	3.47%	2.68%	1.38%	0.85%

Ratios to Average Net Assets
Total expenses	0.22%	0.22%	0.22%	0.22%	0.22%
Net investment income	3.13%	3.41%	2.66%	1.40%	0.84%

Supplemental Data
Net Assets, end of year (000)	$17,518,515	$14,911,825	$14,060,273	$12,618,574	$11,023,313

(1)	Amount represents less than $(0.01) per share.

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008     19

Notes to Financial Statements

Merrill Lynch Funds For Institutions Series

1.	Significant Accounting Policies:

Merrill Lynch Funds For Institutions Series (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. The Trust consists of six series, Merrill Lynch Premier Institutional Fund (“Premier Institutional Fund”), Merrill Lynch Institutional Fund (“Institutional Fund”), Merrill Lynch Select Institutional Fund (“Select Institutional Fund”) (which began operations on February 4, 2008), Merrill Lynch Government Fund, Merrill Lynch Treasury Fund and Merrill Lynch Institutional Tax-Exempt Fund (“Institutional Tax-Exempt Fund”) (collectively, the “Funds”). The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The Premier Institutional Fund, Institutional and Select Institutional Funds and Institutional Tax Exempt Fund (the “Feeder Funds”) invest all of their investable assets in interests in the Merrill Lynch Premier Institutional Portfolio, Merrill Lynch Institutional Portfolio, and Merrill Lynch Institutional Tax-Exempt Portfolio (the “Master Funds”), respectively, each a registered investment company having the same investment objective and strategies as the Feeder Funds.

The value of each Feeder Fund’s investment in the corresponding Master Fund reflects the Feeder Fund’s proportionate interest in the corresponding Master Fund. The results of operations and performance of the Feeder Funds are directly affected by the performance of the Master Funds.

The financial statements of the Master Funds, including their schedules of investments, are included elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The following is a summary of significant accounting policies followed by the Trust:

Valuation of Investments: Each Feeder Fund records its investment in the Master Fund at fair value. Valuation of securities by each of the Master Funds is discussed in Note 1 of the Master Funds’ Notes to Financial Statements which are included elsewhere in this report. The portfolio securities of the Government Fund and the Treasury Fund are valued pursuant to the “amortized cost method” which approximates fair market value by valuing each such portfolio investment at its acquisition cost as adjusted for amortization of premium or accretion of discount on a straight-line basis over the instrument’s remaining life and does not take into account changes in market value resulting from fluctuating interest rates. While this method provides certainty in valuation, there may be times when the value of a security, as determined by amortized cost, may be higher or lower than the fair market value of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Funds seek to maintain a net asset value of $1.00, although there is no assurance that they will be able to do so on a continuing basis.

For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is deemed to be the demand notice payment period.

Repurchase Agreements: The Government Fund invests in U.S. government and agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Fund’s custodian. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited. The Government Fund takes possession of the underlying securities, marks to market such securities daily and, if necessary, receives additional securities to ensure that the contract is adequately collateralized.

Income Taxes: It is the Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Effective October 31, 2007, the Trust implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Trust, and has determined that the adoption of FIN 48 did not have a material impact on the Trust’s financial statements. The Trust files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Trust’s U.S. federal tax returns remains open for the years ended April 30, 2005 through April 30, 2007. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 159 permits entities to choose to measure many financial instruments and certain other items

20      MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008

Notes to Financial Statements (Continued)

Merrill Lynch Funds For Institutions Series

at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of FAS 161 and the impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

Investment transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis.

The Feeder Funds’ net investment income includes the Feeder Funds’ pro-rata share of the net investment income of the respective Master Funds.

The Government Fund and Treasury Fund recognize interest on the accrual basis.

2.	Investment Advisory Fees and Other Transactions with Affiliates:

BlackRock Advisors, LLC (“BlackRock”), an indirect, wholly owned subsidiary of BlackRock, Inc. acts as the investment advisor for the Government and Treasury Funds pursuant to separate investment advisory agreements with the Trust. Each Fund has also entered into a separate Distribution Agreement with Fund Asset Management Distributors, Inc. (“FAMD”) and BlackRock Distributors, Inc. (“BDI”) (each, a “Distributor”). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. and BDI is an affiliate of BlackRock. Merrill Lynch & Co., Inc. and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc. BlackRock provides investment advisory and corporate administrative services to the Government Fund and Treasury Fund for a fee, subject to certain limitations, at the annual rates listed below.

Percentage of Average Daily Net Assets
Government Fund and Treasury Fund	.35% up to and including $500,000,000 plus .335% over $500,000,000 up to and including $750,000,000 plus .32% over $750,000,000 up to and including $1,000,000,000 plus .30% over $1,000,000,000

BlackRock has agreed to waive a portion of its advisory fees for the Government and Treasury Funds. The effective fee payable to BlackRock by the Government and Treasury Funds will be at the annual rate of 0.20% of each Fund’s average daily net assets. BlackRock may discontinue this waiver in whole or in part at any time without notice. For the year ended April 30, 2008, BlackRock waived a portion of its fees amounting to a total of $6,007,759 for the Government Fund and $4,777,487 for the Treasury Fund.

BlackRock has, with respect to the Government and Treasury Funds, entered into a sub-advisory agreement with BlackRock Institutional Management Corporation (the “Sub-Adviser”), an affiliate, under which BlackRock pays the Sub-Adviser for the services it provides to the Government and Treasury Funds a monthly fee at an annual rate equal to a percentage of the advisory fee BlackRock receives from each Fund. The Sub-Adviser is responsible for the day-to-day management of the Government and Treasury Funds.

BlackRock provides certain administrative services to the Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Institutional Tax-Exempt Fund, for a fee at an annual rate of 0.10%, 0.15%, 0.15% and 0.15%, respectively, of the Fund’s average daily net assets.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. and its affiliates.

3.	Shares of Beneficial Interest:

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest in the Premier Institutional, Institutional, Select Institutional, Government and Treasury Funds ($0.01 par value) and Institutional Tax-Exempt Fund ($0.10 par value) of a single class. Transactions in shares at a constant net asset value of $1.00 per share were as follows:

Premier Institutional Fund	Year Ended April 30, 2008	Year Ended April 30, 2007
Shares sold	266,699,154,976	172,642,819,285
Shares issued to shareholders in reinvestment of dividends	995,768,415	816,559,618
Total	267,694,923,391	173,459,378,903
Shares redeemed	(255,204,074,552)	(170,388,189,221)
Net increase	12,490,848,839	3,071,189,682

Institutional Fund	Year Ended April 30, 2008	Year Ended April 30, 2007
Shares sold	100,927,891,621	63,977,276,640
Shares issued to shareholders in reinvestment of dividends	1,097,718,735	808,293,602
Total	102,025,610,356	64,785,570,242
Shares redeemed	(95,109,082,870)	(57,021,153,314)
Net increase	6,916,527,486	7,764,416,928

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008     21

Notes to Financial Statements (Continued)

Merrill Lynch Funds For Institutions Series

Select Institutional Fund	February 4, 2008 to April 30, 2008
Shares sold	5,855,303,050
Shares issued to shareholders in reinvestment of dividends	10,823,524
Total	5,866,126,574
Shares redeemed	(3,546,736,243)
Net increase	2,319,390,331

Government Fund	Year Ended April 30, 2008	Year Ended April 30, 2007
Shares sold	41,100,292,411	11,794,944,669
Shares issued to shareholders in reinvestment of dividends	199,142,471	118,196,783
Total	41,299,434,882	11,913,141,452
Shares redeemed	(35,042,685,139)	(11,312,822,374)
Net increase	6,256,749,743	600,319,078

Treasury Fund	Year Ended April 30, 2008	Year Ended April 30, 2007
Shares sold	25,526,746,806	3,322,732,888
Shares issued to shareholders in reinvestment of dividends	112,565,791	67,195,531
Total	25,639,312,597	3,389,928,419
Shares redeemed	(17,361,771,530)	(3,410,426,332)
Net increase (decrease)	8,277,541,067	(20,497,913)

Institutional Tax-Exempt Fund	Year Ended April 30, 2008	Year Ended April 30, 2007
Shares sold	56,667,575,710	49,676,676,567
Shares issued to shareholders in reinvestment of dividends	538,729,741	503,736,319
Total	57,206,278,028	50,180,412,886
Shares redeemed	(54,600,749,942)	(49,329,226,473)
Net increase	2,605,555,509	851,186,413

4.	Dividends and Distributions to Shareholders:

Dividends from net investment income are accrued daily, reinvested and paid monthly. Distributions of realized gains, if any, are recorded on the ex-dividend dates.

5.	Income Tax Information:

Reclassifications: Accounting principles generally accepted in the U.S. require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. In the Premier Institutional Fund, for the year ended April 30, 2008, $663,519 has been reclassified between undistributed net realized capital gains and undistributed net investment income as a result of the characterization of distributions. In the Treasury Fund, for the year ended April 30, 2008, $500,445 has been reclassified between undistributed net realized capital gains and undistributed net investment income as a result of the characterization of distributions. In the Institutional Tax-Exempt Fund, for the year ended April 30, 2008, $107 has been reclassified between undistributed net investment income and accumulated net realized gain as a result of differences attributable to amortization methods on fixed income securities. These reclassifications have no effect on net assets or net asset value per share.

The tax character of distributions paid during the fiscal years ended April 30, 2008 and April 30, 2007 was as follows:

Premier Institutional Fund
	04/30/2008	04/30/2007
Distributions paid from:
Ordinary income	$1,318,333,451	$923,111,655
Total taxable distributions	$1,318,333,451	$923,111,655

Institutional Fund
	04/30/2008	04/30/2007
Distributions paid from:
Ordinary income	$1,159,253,028	$835,404,596
Total taxable distributions	$1,159,253,028	$835,404,596

Select Institutional Fund
02/04/2008 to 04/30/2008
Distributions paid from:
Ordinary income	$14,804,547
Total taxable distributions	$14,804,547

Government Fund
	04/30/2008	04/30/2007
Distributions paid from:
Ordinary income	$227,249,611	$126,159,022
Total taxable distributions	$227,249,611	$126,159,022

Treasury Fund
	04/30/2008	04/30/2007
Distributions paid from:
Ordinary income	$119,687,728	$68,665,683
Total taxable distributions	$119,687,728	$68,665,683

22      MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008

Notes to Financial Statements (Concluded)

Merrill Lynch Funds For Institutions Series

Institutional Tax-Exempt Fund
	04/30/2008	04/30/2007
Distributions paid from:
Tax-exempt income	$555,306,539	$523,133,359
Ordinary income	194,225	—
Long-term capital gains	624,573	—
Total tax-exempt distributions	$556,125,337	$523,133,359

As of April 30, 2008, the components of accumulated earnings on a tax basis were as follows:

Premier Institutional Fund

As of April 30, 2008, there were no significant differences between the book and tax components of net assets.

Institutional Fund
Undistributed ordinary net income	$2,073,426
Undistributed long-term net capital gains	35,774
Total undistributed net earnings	$2,109,200

Select Institutional Fund
Undistributed ordinary net income	$97,157
Total undistributed net earnings	$97,157

Government Fund

On April 30, 2008, the Fund had a capital loss carryforward of $11,301 which expires in 2016. This amount will be available to offset future gains. As of April 30, 2008, there were no significant differences between the book and tax components of net assets.

Treasury Fund
Undistributed ordinary net income	$637,766
Unrealized losses	(113,358	)*
Total undistributed net earnings	$524,408

*	Represents a book-basis and tax-basis difference due to the tax deferral of losses on wash sales.

Institutional Tax-Exempt Fund
Undistributed tax-exempt income	$31,885
Undistributed ordinary net income	599,474
Undistributed long-term net capital gains	838,147
Total undistributed net earnings	$1,469,506

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008     23

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Merrill Lynch Funds For
Institutions Series:

We have audited the accompanying statements of assets and liabilities of Merrill Lynch Funds For Institutions Series (the “Trust”), consisting of Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, Merrill Lynch Select Institutional Fund, Merrill Lynch Government Fund, Merrill Lynch Treasury Fund and Merrill Lynch Institutional Tax-Exempt Fund (the “Funds”), each a separate series of the Trust, including the schedules of investments of Merrill Lynch Government Fund and Merrill Lynch Treasury Fund, as of April 30, 2008, the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds of the Merrill Lynch Funds For Institutions Series as of April 30, 2008, the results of their operations for the year then ended and the changes in their net assets and the financial highlights for the periods presented in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
June 23, 2008

24      MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008

Important Tax Information (Unaudited)

Merrill Lynch Funds For Institutions Series

Merrill Lynch Premier Institutional Fund

The following information is provided with respect to the ordinary income distributions paid by the Fund for the fiscal year ended April 30, 2008:

Interest Related Dividends for Non-U.S. Residents

Months Paid:	May 2007 – December 2007	96.35	%*
	January 2008 – April 2008	97.26	%*

*	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Merrill Lynch Institutional Fund

The following information is provided with respect to the ordinary income distributions paid by the Fund for the fiscal year ended April 30, 2008:

Federal Obligation Interest

Months Paid:	May 2007 – December 2007	0.2	%*

Interest Related Dividends for Non-U.S. Residents

Months Paid:	May 2007 – December 2007	98.03	%**
	January 2008 – April 2008	98.74	%**

*	The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

**	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Merrill Lynch Select Institutional Fund

The following information is provided with respect to the ordinary income distributions paid by the Fund for the period February 4, 2008 to April 30, 2008:

Interest Related Dividends for Non-U.S. Residents

Months Paid:	February 2008 – April 2008	98.25	%*

*	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Merrill Lynch Government Fund

The following information is provided with respect to the ordinary income distributions paid by the Fund for the fiscal year ended April 30, 2008:

Federal Obligation Interest

Months Paid:	May 2007 – April 2008	26.8	%*

Interest Related Dividends for Non-U.S. Residents

Months Paid:	May 2007 – April 2008	100.00	%**

*	The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

**	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008     25

Important Tax Information (Unaudited) (concluded)

Merrill Lynch Funds For Institutions Series

Merrill Lynch Treasury Fund

The following information is provided with respect to the ordinary income distributions paid by the Fund for the fiscal year ended April 30, 2008:

Federal Obligation Interest

Months Paid:	May 2007 – April 2008	100.00	%*

Interest Related Dividends for Non-U.S. Residents

Months Paid:	May 2007 – April 2008	100.00	%**

*	The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes. Additionally, at least 50% of the assets of the Fund were invested in Federal obligations at the end of each fiscal quarter.

**	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Merrill Lynch Institutional Tax-Exempt Fund

All of the net investment income distributions paid by the Fund during the fiscal year ended April 30, 2008, qualify as tax-exempt interest dividends for Federal income tax purposes.

For Federal income tax purposes, interest income derived from certain tax-exempt bonds (know as Private Activity Bonds) is treated as a tax preference item in computing the alternative minimum tax. In fiscal year 2008, the Fund attributed 16.87% of its earnings to Private Activity Bonds.

State laws vary as to whether and what percentage of the Fund’s dividend income may be exempt from state income tax, often based upon the percentage of the Fund’s income that is derived from investing in obligations issued within that state. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

Additionally, the Fund paid a short-term capital gain distribution of $0.00001028 per share and a long-term capital gain distribution of $0.00003304 per share to shareholders of record on December 10, 2007.

26      MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008

Schedule of Investments April 30, 2008

Merrill Lynch Premier Institutional Portfolio
(Percentages shown are based on Net Assets)

Issue	Interest Rate*	Maturity Date	Par (000)	Value

U.S. Government Agency Issues — 5.2%
Federal Home Loan	2.36%	03/20/09	$163,725	$163,860,160
Banks	2.64	08/13/09	82,700	82,700,000
	2.62	08/14/09	269,770	269,735,231
Federal National	2.50	08/06/08	84,255	83,687,449
Mortgage Association	2.50	08/20/08	60,415	59,950,232
	2.51	08/20/08	70,040	69,499,029
	2.49	09/08/08	150,095	148,745,396
	2.49	09/10/08	78,295	77,580,167
Freddie Mac	2.46	09/25/09	455,705	455,517,026
	2.82	09/28/09	283,415	283,315,886
Total U.S. Government Agency Issues (Cost $1,694,590,576)				1,694,590,576

Certificates of Deposit—0.6%
Chase Bank USA N.A.	4.70	05/07/08	200,000	200,000,000
Total Certificates of Deposit (Cost $200,000,000)				200,000,000

Certificates of Deposit — Variable Rate — 0.5%
Wachovia Bank N.A.	2.91	05/01/09	175,150	175,150,000
Total Certificates of Deposit — Variable Rate (Cost $175,150,000)				175,150,000

Yankee Certificates of Deposit — 30.7%**
Banco Bilbao Vizcaya	5.42	06/12/08	21,825	21,834,667
Argentaria, S.A. NY	2.81	06/13/08	524,805	524,805,000
	2.72	07/08/08	50,000	50,000,000
	3.00	10/24/08	375,000	375,000,000
Bank of Montreal, Chicago Branch	4.87	06/02/08	118,900	118,900,000
Bank of Nova Scotia,	3.25	05/29/08	65,000	65,000,000
Houston	2.64	10/07/08	442,855	442,855,000
Bank of Nova Scotia, NY	2.72	05/02/08	155,000	155,000,000
Bank of Scotland	4.27	07/09/08	100,000	100,007,506
Plc, NY	3.00	07/25/08	100,000	100,000,000
	3.07	07/31/08	200,000	200,000,000
	2.68	10/02/08	475,000	475,000,000
	2.72	10/02/08	188,655	188,655,000
BNP Paribas, NY	4.37	05/09/08	200,000	200,003,945
	4.80	06/05/08	332,430	332,978,628
	4.50	07/03/08	270,000	270,084,980
	4.26	07/09/08	50,000	50,040,349
	2.91	08/19/08	130,000	130,000,000
	2.95	10/28/08	100,000	100,000,000
Canadian Imperial	4.87	06/10/08	292,681	292,681,000
Bank of Commerce, NY
Dexia Credit Local S.A.	2.54	06/20/08	400,000	400,000,000
Mizuho Corporate	2.86	05/05/08	114,200	114,200,000
Bank LTD	2.86	05/07/08	330,000	330,000,000
	2.86	05/08/08	228,405	228,405,000
Natixis, NY	4.48	05/08/08	190,000	190,005,808
	5.42	07/10/08	75,000	75,054,094
Nordea Bank Finland	4.91	06/23/08	88,035	88,036,249
Plc, NY	2.65	10/14/08	85,900	85,900,000
	2.66	10/17/08	243,000	243,000,000
Rabobank Nederland	3.00	05/06/08	120,000	120,000,000
NV, NY

Yankee Certificates of Deposit (concluded)
Royal Bank of	4.92%	06/04/08	$35,000	$35,000,322
Scotland, NY	3.75	07/22/08	65,840	65,965,076
	2.68	10/02/08	394,035	394,035,000
Societe Generale, NY	3.11	10/24/08	350,000	350,016,847
Svenska	4.86	06/10/08	120,580	120,580,000
Handelsbanken, NY	2.61	10/01/08	194,025	194,025,000
Toronto Dominion	4.86	05/30/08	36,350	36,350,000
Bank, NY	4.85	06/06/08	266,460	266,460,000
	4.86	06/12/08	135,000	135,000,000
	2.65	10/06/08	110,210	110,210,000
	2.67	10/09/08	230,000	230,000,000
UBS AG	4.25	05/09/08	225,000	225,000,000
(Stamford Branch)	2.98	06/04/08	50,000	50,000,000
	4.90	06/04/08	88,820	88,820,000
	3.75	06/06/08	50,000	50,000,000
	3.02	06/11/08	700,000	700,000,000
Unicredito Italiano, NY	2.88	06/12/08	700,000	700,000,000
	2.77	06/18/08	150,000	150,000,000
Total Yankee Certificates of Deposit (Cost $9,968,909,471)				9,968,909,471

Yankee Certificates of Deposit — Variable Rate — 2.9%**
Bank of Montreal,	3.20	11/10/08	327,915	327,915,000
Chicago Branch
Bank of Nova Scotia, NY	2.65	07/03/08	190,315	190,301,915
Bank of Scotland	2.80	10/27/08	175,000	175,000,000
Plc NY
Calyon, NY	2.67	08/13/08	25,000	24,988,444
Deutsche Bank AG, NY	2.81	01/21/09	230,510	230,510,000
Total Yankee Certificates of Deposit — Variable Rate (Cost $948,715,359)				948,715,359

Corporate Notes — Variable Rate — 3.1%
ASIF Global	2.92	09/22/08	118,000	118,000,000
Finance (b)
Bank of Ireland (b)	2.81	09/19/08	53,800	53,800,000
HSBC Finance Corp.	2.96	08/22/08	247,000	247,000,000
Northern Rock Plc (b)	3.08	07/08/08	215,000	215,000,000
Premium Asset Trust, 4–10	2.78	07/15/08	110,000	110,000,000
Skandinaviska	2.98	09/05/08	47,000	47,000,000
Enskilda Banken AB (b)	2.73	09/08/08	200,000	200,000,000
Total Corporate Notes — Variable Rate (Cost $990,800,000)				990,800,000

Medium Term Notes — Variable Rate — 4.9%
American Express	2.97	10/10/08	82,775	82,775,000
Bank FSB
Australia and New Zealand	3.00	07/03/08	49,720	49,720,000
Banking Group Limited (b)
Bank of Montreal	3.22	05/29/09	271,390	271,390,000
(Chicago) (b)
Citigroup Funding Inc.	3.07	08/13/08	240,850	240,850,000
Fifth Third Bancorp (b)	2.91	08/22/08	300,000	300,000,000
HSBC USA Inc.	3.22	05/15/09	52,655	52,655,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008     27

Schedule of Investments (continued)

Merrill Lynch Premier Institutional Portfolio
(Percentages shown are based on Net Assets)

Issue	Interest Rate*	Maturity Date	Par (000)	Value

Medium Term Notes — Variable Rate (concluded)
Lehman Brothers	2.95%	08/22/08	$150,000	$150,000,000
Holdings Inc. (b)
Pricoa Global	2.98	09/12/08	20,000	19,994,549
Funding I (b)
Royal Bank of	2.76	09/26/08	300,000	300,000,000
Scotland Group PLC (b)
Wachovia Bank, NA	2.65	10/03/08	10,000	9,993,077
Westpac	3.00	10/10/08	124,000	124,000,000
Banking Corp. NY
Total Medium Term Notes — Variable Rate (Cost $1,601,377,626)				1,601,377,626

Time Deposits — 3.3%
Credit Suisse	2.50	05/01/08	200,000	200,000,000
Deutsche Bank AG	2.38	05/01/08	200,000	200,000,000
	2.50	05/01/08	150,000	150,000,000
Societe Generale, NY	2.31	05/01/08	508,058	508,058,000
Total Time Deposits (Cost $1,058,058,000)				1,058,058,000

Master Notes — Variable Rate — 3.6%
Genworth Life	2.87	11/03/08	50,000	50,000,000
Insurance Company (a)
Hartford Life	2.84	03/01/09	70,000	70,000,000
Insurance Company (a)
ING USA Annuity &	3.17	05/22/09	30,000	30,000,000
Life Insurance Co. (a)	3.17	05/22/09	90,000	90,000,000
Metlife Global	2.82	09/12/08	108,000	108,000,000
Funding I (a)	2.79	10/06/08	125,500	125,500,000
Metlife Insurance	2.80	09/02/08	210,000	210,000,000
Company of	2.91	03/02/09	35,000	35,000,000
Connecticut (a)
New York Life	2.92	04/13/09	312,380	312,380,000
Insurance Company (a)
Transamerica Life	2.94	03/03/09	125,000	125,000,000
Insurance Company (a)
Total Master Notes — Variable Rate (Cost $1,155,880,000)				1,155,880,000

Commercial Paper — 25.7%
ANZ National	2.90	06/03/08	75,000	74,800,625
International
LTD / London
Banco Bilbao Vizcaya	2.84	06/27/08	50,000	49,775,167
Argentaria, S.A. NY
Bank of	2.98	05/07/08	450,000	449,776,500
America Corporation	4.30	06/06/08	350,000	348,495,000
	3.96	06/09/08	132,221	131,654,488
	3.67	06/12/08	191,185	190,365,740
	2.84	07/07/08	215,000	213,863,605
	3.80	07/11/08	194,615	193,156,469
	2.83	08/19/08	191,985	190,325,450

Commercial Paper (concluded)
BNP Paribas	4.28%	07/07/08	$525,000	$520,818,083
Financial Inc.
Citigroup	4.73	05/01/08	141,535	141,535,000
Funding	4.81	06/03/08	138,815	138,202,941
Inc.	2.75	06/17/08	100,000	99,640,972
	2.94	06/19/08	200,000	199,199,667
	3.05	07/28/08	200,000	198,508,889
Danske Corp.	4.35	06/09/08	300,000	298,586,250
	2.71	07/11/08	300,000	298,399,542
Dexia Delaware	2.90	06/05/08	260,000	259,268,208
	2.70	07/07/08	177,200	176,309,570
DNB Norbank ASA	2.97	10/27/08	325,000	320,208,642
General Electric	3.83	07/10/08	200,000	198,510,555
Capital Corporation
ING (US) Funding LLC	2.92	06/04/08	300,000	299,172,667
Lloyds Bank Plc	2.88	06/06/08	100,000	99,712,000
	2.87	06/09/08	402,000	400,750,115
Natexis Banques	4.43	05/06/08	530,400	530,073,657
Populaires US	3.00	06/05/08	402,501	401,327,039
Finance Co. LLC
Nordea North	4.32	05/05/08	200,000	199,904,000
America Inc, DE	2.66	07/10/08	88,000	87,544,844
Royal Bank of	4.79	05/29/08	60,000	59,776,467
Scotland Group Plc	4.79	06/04/08	458,815	456,739,372
	2.63	09/11/08	302,000	299,065,651
Societe Generale	3.73	06/10/08	90,000	89,627,500
North America Inc.	4.48	07/02/08	400,000	396,916,533
	3.02	07/22/08	25,000	24,828,028
Unicredito Italiano	2.83	06/12/08	300,000	299,009,500
Bank Ireland Plc
Total Commercial Paper (Cost $8,335,848,736)				8,335,848,736

Commercial Paper (Asset-Backed) — 6.6%
Atlantic Asset	2.90	05/15/08	69,000	68,922,183
Securitization Corp.
Cafco, LLC	2.95	06/10/08	133,000	132,564,056
	2.75	07/10/08	127,380	126,698,871
Cancara Asset	2.83	05/13/08	127,980	127,859,272
Securitisation LLC
Charta LLC	2.92	07/24/08	350,000	347,615,333
Ciesco LLC	2.75	07/09/08	69,480	69,113,783
	2.74	07/15/08	220,000	218,744,167
Clipper Receivables	3.00	06/16/08	149,000	148,428,833
Co LLC
CRC	2.75	07/10/08	63,690	63,349,435
Funding LLC
Mazarin Funding Corp.	2.88	06/25/08	136,455	136,455,000
Palisades CP	3.18	05/15/08	97,815	97,694,035
Program (Citibank
Omni Master Trust)

See Notes to Financial Statements.

28      MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008

Schedule of Investments (concluded)

Merrill Lynch Premier Institutional Portfolio
(Percentages shown are based on Net Assets)

Issue	Interest Rate*	Maturity Date	Par (000)	Value

Commercial Paper (Asset-Backed) (concluded)
Park Avenue	2.80%	05/27/08	$25,000	$24,949,445
Receivables Corp.
Scaldis Capital LLC	2.93	05/12/08	170,800	170,647,087
Solitaire Funding LLC	3.05	06/25/08	109,000	108,492,090
Yorktown Capital LLC	2.87	07/21/08	300,000	298,062,750

Total Commercial Paper (Asset-Backed) (Cost $2,139,596,340)				2,139,596,340

Issue	Par (000)	Value

Collateralized Advancements — 13.2%
Barclays Capital Inc., purchased on 04/30/08 to yield 2.588% to 05/01/08, collateralized by corporate obligations with an aggregate value of $1,530,000,000, 4.05%–9.75% due from 08/01/08 to 02/15/37.	$1,500,000	$1,500,000,000
Deutsche Bank Securities, Inc., purchased on 04/30/08 to yield 2.64% to 05/01/08, collateralized by corporate obligation with an aggregate value of $88,400,000, 0% due from 11/03/10 to 10/09/22.	85,000	85,000,000
Deutsche Bank Securities, Inc., purchased on 04/30/08 to yield 2.59% to 05/01/08, collateralized by corporate obligation with an aggregate value of $627,300,000, 0%–8.80% due from 01/05/09 to 11/30/37.	615,000	615,000,000
Goldman Sachs & Company, purchased on 04/30/08 to yield 2.67% to 05/01/08, collateralized by corporate obligations with an aggregate value of $301,600,000, 0%–13.00% due from 09/15/08 to 10/15/35.	290,000	290,000,000

Collateralized Advancements (concluded)
HSBC Securities (USA) Inc., purchased on 04/30/08 to yield 2.56% to 05/01/08, collateralized by corporate obligations with an aggregate value of $306,002,968, 0%–7.00% due from 10/17/11 to 01/01/44.	$300,000	$300,000,000
JP Morgan Securities Inc., purchased on 04/30/08 to yield 2.64% to 05/01/08, collateralized by corporate obligations with an aggregate value of $208,004,436, 0%–11.32% due from 07/02/08 to 05/12/46.	200,000	200,000,000
Morgan Stanley & Co. Inc., purchased on 04/30/08 to yield 2.562% to 05/01/08, collateralized by corporate obligations with an aggregate value of $1,327,146,471, 0%–7.62% due from 05/01/08 to 11/20/52.	1,300,000	1,300,000,000
Total Collateralized Advancements (Cost $4,290,000,000)		4,290,000,000

Repurchase Agreements — 0.2%
Deutsche Bank Securities, Inc., purchased on 04/30/08 to yield 1.97% to 05/01/08, repurchase price of $50,002,736, collateralized by Farm Credit System Bonds 4.875% due 02/18/11 and Federal Home Loan Banks 2.27%–5.64% due from 04/14/09 to 08/11/10. The aggregate value of the collateral is $51,001,721.	50,000	50,000,000
Total Repurchase Agreements (Cost $50,000,000)		50,000,000

Total Investments (Cost — $32,608,926,108) — 100.5%		32,608,926,108
Liabilities in Excess of Other Assets — (0.5%)		(176,514,162)
Net Assets — 100.0%		$32,432,411,946

Note — Cost for federal income tax purposes is $32,608,926,108.

*

Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at April 30, 2008. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

**	Issuer is a U.S. branch of a foreign domiciled bank.
(a)	Restricted securities as to resale, representing 3.6% of net assets, were as follows:

Issue	Acquisition Date	Cost	Value
Genworth Life Insurance Company
2.87% due 11/03/08	11/01/07	$50,000,000	$50,000,000
Hartford Life Insurance Co.
2.84% due 03/01/09	02/27/08	70,000,000	70,000,000
ING USA Annuity and Life Insurance Co.:
3.17% due 05/22/09	04/30/08	30,000,000	30,000,000
3.17% due 05/22/09	02/22/08	90,000,000	90,000,000
Metlife Global Funding I:
2.82% due 09/12/08	10/15/07	108,000,000	108,000,000
2.79% due 10/06/08	11/06/07	125,500,000	125,500,000
Metlife Insurance Company of Connecticut:
2.80% due 09/02/08	09/04/07	210,000,000	210,000,000
2.91% due 03/02/09	03/03/08	35,000,000	35,000,000
New York Life Insurance Co.
2.92% due 04/13/09	04/14/08	312,380,000	312,380,000
Transamerica Life Insurance Co.
2.94% due 03/03/09	03/03/08	125,000,000	125,000,000
Total		$1,155,880,000	$1,155,880,000

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008     29

Statement of Assets and Liabilities

Merrill Lynch Premier Institutional Portfolio

April 30, 2008

Assets
Investments at value — unaffiliated (cost — $32,608,926,108)	$32,608,926,108
Cash	6,099,699
Interest receivable	90,279,138
Total assets	32,705,304,945
Liabilities
Investment advisory fees payable	1,378,981
Investments purchased payable	271,390,000
Other accrued expenses	124,018
Total liabilities	272,892,999
Net Assets	$32,432,411,946
Investors’ Capital	$32,432,411,946

Statement of Operations	Merrill Lynch Premier Institutional Portfolio

Year Ended April 30, 2008

Investment Income
Interest	$1,363,789,652
Expenses
Investment advisory	14,269,347
Accounting and custodian services	579,616
Dividend and transfer agent	67,089
Total expenses	14,916,052
Net investment income	1,348,873,600
Net realized gain from investments	6,681,132
Net Increase in Net Assets Resulting From Operations	$1,355,554,732

See Notes to Financial Statements.

30      MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008

Statement of Changes in Net Assets

Merrill Lynch Premier Institutional Portfolio

	Year Ended April 30,
	2008	2007
Increase in Net Assets

Operations
Net investment income	$1,348,873,600	$933,928,168
Net realized gain (loss)	6,681,132	(3,315,698)
Net change in unrealized appreciation/depreciation	—	19,729,866
Net increase in net assets resulting from operations	1,355,554,732	950,342,336

Capital Transactions
Contributions from feeders	63,025,093,602	36,187,816,619
Withdrawals from feeders	(51,866,715,493)	(34,048,169,963)
Net increase in net assets derived from capital transactions	11,158,378,109	2,139,646,656
Total increase in net assets	12,513,932,841	3,089,988,992

Net Assets
Beginning of year	19,918,479,105	16,828,490,113
End of year	$32,432,411,946	$19,918,479,105

Financial Highlights	Merrill Lynch Premier Institutional Portfolio

	Year Ended April 30,
	2008	2007	2006	2005	2004
Ratios to Average Net Assets
Total expenses	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	4.74%	5.19%	3.81%	1.80%	1.15%

Supplemental Data
Net Assets, end of year (000)	$32,432,412	$19,918,479	$16,828,490	$18,759,281	$45,728,349

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008     31

Schedule of Investments April 30, 2008

Merrill Lynch Institutional Portfolio
(Percentages shown are based on Net Assets)

Issue	Interest Rate*	Maturity Date	Par (000)	Value

U.S. Government Agency Issues — 5.9%
Federal Home Loan	2.36%	03/20/09	$158,085	$158,215,505
Banks	2.64	08/13/09	168,950	168,950,000
	2.62	08/14/09	245,485	245,453,361
Federal National	2.50	08/06/08	76,670	76,153,542
Mortgage Association	2.52	08/08/08	50,000	49,653,500
	2.50	08/20/08	64,425	63,929,384
	2.49	09/08/08	138,725	137,477,631
	2.49	09/10/08	85,200	84,422,124
Freddie Mac	2.50	08/18/08	61,835	61,366,943
	2.48	02/02/09	25,000	24,522,945
	2.46	09/25/09	427,805	427,628,534
	2.82	09/28/09	257,045	256,955,108
Total U.S. Government Agency Issues (Cost $1,754,728,577)				1,754,728,577

Certificates of Deposit — 0.9%
Chase Bank USA N.A.	4.70	05/07/08	274,250	274,250,000
Total Certificates of Deposit (Cost $274,250,000)				274,250,000

Certificates of Deposit — Variable Rate — 0.5%
Wachovia Bank N.A.	2.91	02/04/09	157,200	157,200,000
Total Certificates of Deposit — Variable Rate (Cost $157,200,000)				157,200,000

Yankee Certificates of Deposit — 32.9%**
Banco Bilbao Vizcaya	2.86	05/06/08	280,355	280,355,000
Argentaria, S.A. NY	5.42	06/12/08	17,280	17,287,654
	2.81	06/13/08	475,195	475,195,000
	2.61	06/25/08	300,000	300,000,000
	2.72	07/08/08	50,000	50,000,000
	2.70	07/17/08	300,000	300,000,000
Bank of Montreal,	4.87	06/02/08	93,990	93,990,000
Chicago Branch
Bank of Nova Scotia, NY	2.72	05/02/08	500,000	500,000,000
	3.25	05/29/08	10,000	10,000,000
	2.64	10/07/08	400,865	400,865,000
Bank of Scotland	2.54	06/20/08	245,000	245,000,000
Plc, NY	4.27	07/09/08	100,000	100,007,506
	3.00	07/25/08	400,000	400,000,000
	3.07	07/31/08	164,000	164,000,000
	2.68	10/02/08	475,000	475,000,000
	2.72	10/02/08	137,800	137,800,000
BNP Paribas, NY	4.37	05/09/08	50,000	50,000,986
	2.94	06/04/08	500,000	500,000,000
	4.80	06/05/08	298,180	298,180,000
	4.50	07/03/08	100,000	100,042,490
	4.26	07/09/08	67,500	67,554,471
	2.91	08/19/08	150,000	150,000,000
	2.95	10/28/08	130,000	130,000,000
Canadian Imperial	4.87	06/10/08	216,930	216,930,000
Bank of Commerce, NY
Dexia Credit Local	2.54	06/20/08	200,000	200,000,000
S.A., NY
Mizuho Corporate	2.86	05/05/08	105,400	105,400,000
Bank LTD	2.86	05/08/08	210,805	210,805,000
	2.85	05/12/08	100,000	100,000,000

Yankee Certificates of Deposit (concluded)
Natixis, NY	5.42%	07/10/08	$61,490	$61,534,350
Nordea Bank Finland	4.91	06/23/08	67,710	67,710,961
Plc., NY	2.65	10/14/08	77,095	77,095,000
	2.66	10/17/08	300,000	300,000,000
Rabobank Nederland	3.00	05/06/08	107,000	107,000,000
NV, NY	2.74	06/10/08	300,000	300,000,000
Royal Bank of	3.75	07/22/08	59,525	59,638,079
Scotland, NY	2.68	10/02/08	350,000	350,000,000
Societe Generale, NY	3.11	10/24/08	200,000	200,009,627
Svenska	4.86	06/10/08	95,460	95,460,000
Handelsbanken, NY	2.61	10/01/08	182,215	182,215,000
Toronto Dominion	4.86	05/30/08	28,700	28,700,000
Bank, NY	4.85	06/06/08	214,755	214,755,000
	4.86	06/12/08	100,000	100,000,000
	2.65	10/06/08	103,740	103,740,000
	2.67	10/09/08	207,000	207,000,000
UBS AG	4.25	05/09/08	75,000	75,000,000
(Stamford Branch)	2.98	06/04/08	150,000	150,000,000
	4.90	06/04/08	71,140	71,140,000
	3.75	06/06/08	160,000	160,000,000
	3.02	06/11/08	300,000	300,000,000
Unicredito Italiano, NY	2.88	06/12/08	300,000	300,000,000
	2.77	06/18/08	150,000	150,000,000
Total Yankee Certificates of Deposit (Cost $9,739,411,124)				9,739,411,124

Yankee Certificates of Deposit — Variable Rate — 1.7%**
Bank of Nova Scotia, NY	2.65	07/03/08	218,575	218,559,972
Bank of Scotland Plc, NY	2.80	10/27/08	75,000	75,000,000
Deutsche Bank AG, NY	2.81	01/21/09	206,855	206,855,000
Total Yankee Certificates of Deposit — Variable Rate (Cost $500,414,972)				500,414,972

Corporate Notes — Variable Rate — 2.0%
ANZ National	2.75	09/05/08	125,000	125,000,000
International Ltd, London (b)
ASIF Global	2.92	09/22/08	35,000	35,000,000
Financing (b)
Bank of Ireland (b)	2.81	09/19/08	30,200	30,200,000
HSBC Finance Corp.	2.96	08/22/08	91,000	91,000,000
Metlife Global	2.82	09/12/08	28,000	28,000,000
Funding Inc (b)	2.79	10/06/08	37,500	37,500,000
Nationwide	2.75	07/28/08	31,500	31,500,000
Building Society (b)
Northern Rock Plc (b)	3.08	07/08/08	56,000	56,000,000
Skandinaviska	2.98	09/05/08	43,000	43,000,000
Enskilda Banken AB (b)	2.73	09/08/08	110,000	110,000,000
Total Corporate Notes — Variable Rate (Cost $587,200,000)				587,200,000

See Notes to Financial Statements.

32      MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008

Schedule of Investments (continued)

Merrill Lynch Institutional Portfolio
(Percentages shown are based on Net Assets)

Issue	Interest Rate*	Maturity Date	Par (000)	Value

Medium Term Notes — Variable Rate — 3.5%
American Express	2.97%	10/10/08	$75,205	$75,205,000
Bank FSB	2.94	11/07/08	25,000	25,000,000
Australia and New	3.00	07/03/08	44,605	44,605,000
Zealand Banking Group Limited (b)
Bank of Montreal	3.22	05/29/09	248,700	248,700,000
(Chicago) (b)
Citigroup Funding Inc.	3.07	08/13/08	200,000	200,000,000
Goldman Sachs	2.79	09/12/08	122,500	122,500,000
Group, Inc (b)
HSBC USA Inc.	3.22	05/15/09	46,470	46,470,000
Royal Bank of	2.76	09/26/08	265,000	265,000,000
Scotland Group PLC (b)
Westpac Banking	3.00	10/10/08	25,000	25,000,000
Corporation, NY
Total Medium Term Notes — Variable Rate (Cost $1,052,480,000)				1,052,480,000

Time Deposits — 1.6%
Societe Generale	2.31	05/01/08	488,923	488,923,000
Total Time Deposits (Cost $488,923,000)				488,923,000

Master Notes — Variable Rate — 2.3%
Hartford Life	2.84	03/01/09	80,000	80,000,000
Insurance Co. (a)
ING USA Annuity &	3.05	10/21/08	30,000	30,000,000
Life Insurance Co. (a)	3.17	05/22/09	100,000	100,000,000
Metlife Insurance	2.80	09/02/08	50,000	50,000,000
Company of Connecticut (a)
New York Life	2.92	04/13/09	282,405	282,405,000
Insurance Company (a)
Transamerica Life	2.94	03/03/09	125,000	125,000,000
Insurance Company (a)
Total Master Notes — Variable Rate (Cost $667,405,000)				667,405,000

Commercial Paper — 22.4%
Bank of	2.98	05/07/08	200,000	199,900,667
America	4.69	05/27/08	139,000	138,529,176
Corporation	4.30	06/06/08	50,000	49,785,000
	3.67	06/12/08	350,000	348,500,192
	2.84	07/07/08	289,650	288,119,039
	3.80	07/11/08	191,840	190,402,266
	2.83	08/19/08	170,570	169,095,565
	2.59	10/06/08	150,000	148,297,550
BNP Paribas Finance Inc.	4.28	07/07/08	200,000	198,406,889
Citigroup	3.13	05/16/08	100,000	99,869,792
Funding Inc.	4.81	06/03/08	111,185	110,694,767
	2.75	06/17/08	100,000	99,640,972
	2.75	06/19/08	250,000	249,064,236
	2.94	06/20/08	200,000	199,183,333
Danske Corp.	2.71	07/11/08	400,000	397,866,056

Commercial Paper (concluded)
Dexia Delaware	2.90%	06/05/08	$245,000	$244,310,427
	2.70	07/07/08	160,400	159,593,990
DNB Norbank ASA	2.97	10/27/08	325,000	320,208,642
General Electric	3.83	07/09/08	85,000	84,376,029
Capital Corporation
Lloyds Bank Plc	2.88	06/06/08	100,000	99,712,000
	2.87	06/09/08	350,000	348,911,792
JP Morgan Chase & Co.	3.00	05/05/08	175,000	174,941,667
Natexis Banques Populaires	4.43	05/06/08	419,600	419,341,829
US Finance Co. LLC	3.05	05/29/08	25,000	24,940,694
	3.00	06/05/08	200,000	199,416,667
Nordea North	4.32	05/05/08	100,000	99,952,000
America Inc, DE	2.69	05/06/08	156,405	156,346,565
	2.66	07/10/08	79,650	79,238,033
Raiffeisen	3.05	05/05/08	80,000	79,972,889
Zentralbank	2.95	05/08/08	325,000	324,813,576
Osterreich AG
Royal Bank	4.79	05/29/08	380,000	378,584,289
of Scotland Group Plc	2.63	09/11/08	105,000	103,979,779
Societe Generale	3.73	06/10/08	200,000	199,172,222
North America Inc.	3.02	07/22/08	49,000	48,662,934
Unicredito Italiano	2.83	06/12/08	190,000	189,372,683
Bank Ireland Plc
Total Commercial Paper (Cost $6,623,204,207)				6,623,204,207

Commercial Paper — (Asset-Backed) — 11.1%
Amstel	3.26	05/05/08	111,283	111,242,691
Funding Corp.	3.20	05/09/08	222,000	221,842,133
Amsterdam Funding Corp.	2.72	07/08/08	100,000	99,486,222
Atlantic Asset	2.83	05/19/08	25,000	24,964,625
Securitization Corp.
Cafco, LLC	2.75	07/10/08	115,305	114,688,439
	2.72	07/16/08	150,000	149,138,667
Charta LLC	2.75	07/09/08	50,000	49,736,458
	2.75	07/14/08	100,000	99,434,722
Ciesco LLC	2.77	07/07/08	100,000	99,484,472
	2.75	07/09/08	62,895	62,563,491
Clipper Receivables Co.	2.95	05/13/08	150,000	149,852,500
CRC	2.75	07/10/08	57,655	57,346,706
Funding LLC	2.74	07/15/08	200,000	198,858,333
	2.92	07/23/08	60,000	59,596,067
Grampian Funding	2.77	05/08/08	104,800	104,743,554
Funding LLC
Jupiter Securitization	3.05	05/06/08	125,999	125,945,625
Company LLC	2.87	05/22/08	150,000	149,748,875
LMA Americas LLC	2.80	05/14/08	79,000	78,920,122
Mazarin Funding Corp.	2.88	06/25/08	138,560	138,560,000
Palisades CP	3.18	05/15/08	90,280	90,168,354
Program (Citibank Omni Master Trust)

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008     33

Schedule of Investments (continued)

Merrill Lynch Institutional Portfolio
(Percentages shown are based on Net Assets)

Issue	Interest Rate*	Maturity Date	Par (000)	Value

Commercial Paper — (Asset-Backed) — (concluded)
Park Avenue	2.90%	05/09/08	$95,000	$94,938,778
Receivables Corp.	2.80	06/09/08	51,000	50,845,300
Ranger Funding	2.69	06/17/08	30,000	29,894,642
Company LLC	2.87	07/21/08	93,230	92,627,967
Scaldis Capital LLC	3.00	05/07/08	122,670	122,608,665
	2.93	05/12/08	154,800	154,661,411
Thames Asset	3.12	05/07/08	31,000	30,983,880
Global Securities	3.14	05/07/08	65,613	65,578,663
No 1 Plc	2.82	05/15/08	161,581	161,403,799
	2.70	06/12/08	50,000	49,842,500
Victory Receivable Corp	2.97	05/23/08	114,000	113,793,090
Yorktown Capital LLC	2.87	07/21/08	124,382	123,578,803
Total Commercial Paper — (Asset-Backed) (Cost $3,277,079,554)				3,277,079,554

Issue	Par (000)	Value

Collateralized Advancements — 14.9%
Barclays Capital Inc., purchased on 04/30/08 to yield 2.587% to 05/01/08, collateralized by corporate obligations with an aggregate value of $1,428,000,000, 4.125%–9.00% due from 02/01/08 to 10/15/37.	$1,400,000	$1,400,000,000
Citigroup Global Markets Inc., purchased on 04/30/08 to yield 2.64% to 05/01/08, collateralized by corporate obligations with an aggregate value of $270,400,000, 7.45%–14.75% due from 04/15/10 to 08/15/18.	260,000	260,000,000
Deutsche Bank Securities, Inc., purchased on 04/30/08 to yield 2.64% to 05/01/08, collateralized by corporate obligations with an aggregate value of $433,500,000, 0%–9.125% due from 06/08/22 to 12/01/49.	425,000	425,000,000
Deutsche Bank Securities, Inc., purchased on 04/30/08 to yield 2.64% to 05/01/08, collateralized by corporate obligations with an aggregate value of $379,600,000, 0%–9.00% due from 12/15/14 to 02/25/37.	365,000	365,000,000
Goldman Sachs & Company, purchased on 04/30/08 to yield 2.60% to 05/01/08, collateralized by corporate obligations with an aggregate value of $102,000,000, 0%–6.25% due from 03/15/09 to 11/15/17.	100,000	100,000,000
Goldman Sachs & Company, purchased on 04/30/08 to yield 2.67% to 05/01/08, collateralized by corporate obligations with an aggregate value of $62,400,000, 0%–10.00% due from 11/21/08 to 07/26/16.	60,000	60,000,000

Collateralized Advancements (concluded)
HSBC Securities (USA) Inc., purchased on 04/30/08 to yield 2.56% to 05/01/08, collateralized by corporate obligations with an aggregate value of $416,003,499, 0%–6.05% due from 04/15/10 to 01/25/47.	$400,000	$400,000,000
JP Morgan Securities Inc., purchased on 04/30/08 to yield 2.64% to 05/01/08, collateralized by corporate obligations with an aggregate value of $204,000,680 0%–11.32% due from 10/15/10 to 07/28/37.	200,000	200,000,000
Morgan Stanley & Co. Inc., purchased on 04/30/08 to yield 2.562% to 05/01/08, collateralized by corporate obligations with an aggregate value of $1,237,453,471 0%–6.60% due from 05/01/08 to 04/15/38.	1,200,000	1,200,000,000
Total Collateralized Advancements (Cost $4,410,000,000)		4,410,000,000

Repurchase Agreements — 0.8%
Deutsche Bank Securities, Inc., purchased on 04/30/08 to yield 1.97% to 05/01/08, repurchase price of $50,002,736, collateralized by Resolution Corp Funding Strips 0% due 01/15/12, Farm Credit System Bonds 4.15% due 04/15/09 and Federal Home Loan Banks 5.45% –5.65% due from 08/11/10 to 02/08/23. The aggregate value of the collaterals $51,000,503.	50,000	50,000,000
Morgan Stanley &Co., Inc. purchased on 04/30/08 to yield 2.00% to 05/01/08, repurchase price of $183,010,167, collateralized by Fannie Mae’s 4.50%–7.00% due from 10/01/13 to 11/01/37. The aggregate value of the collateral is $187,470,308.	183,000	183,000,000
Total Repurchase Agreements (Cost $233,000,000)		233,000,000

Total Investments (Cost — $29,765,296,434) — 100.5%		29,765,296,434
Liabilities in Excess of Other Assets — (0.5%)		(148,195,629)
Net Assets — 100.0%		$29,617,100,805

See Notes to Financial Statements.

34      MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008

Schedule of Investments (concluded)

Merrill Lynch Institutional Portfolio

Note — Cost for federal income tax purposes is $29,765,296,434.

*

Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at April 30, 2008. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

**	Issuer is a U.S. branch of a foreign domiciled bank.
(a)	Restricted securities as to resale, representing 2.3% of net assets, were as follows:

Issue	Acquisition Date	Cost	Value
Hartford Life Insurance Co.
2.84% due 03/01/09	02/12/08	$80,000,000	$80,000,000
ING USA Annuity and Life Insurance Co.:
3.05% due 10/21/08	09/18/07	30,000,000	30,000,000
3.17% due 05/22/09	02/22/08	100,000,000	100,000,000
Metlife Insurance Company of Connecticut
2.80% due 09/02/08	09/04/07	50,000,000	50,000,000
New York Life Insurance Co.
2.92% due 04/13/09	04/14/08	282,405,000	282,405,000
Transamerica Life Insurance Company
2.94% due 03/03/09	02/27/08	125,000,000	125,000,000
Total		$667,405,000	$667,405,000

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008     35

Statement of Assets and Liabilities

Merrill Lynch Institutional Portfolio

April 30, 2008

Assets
Investments at value — unaffiliated (cost — $29,765,296,434)	$29,765,296,434
Cash	29,391,144
Interest receivable	72,491,372
Total assets	29,867,178,950
Liabilities
Investment advisory fees payable	1,255,011
Investments purchased payable	248,700,000
Other accrued expenses	123,134
Total liabilities	250,078,145
Net Assets	$29,617,100,805
Investors’ capital	$29,617,100,805

Statement of Operations	Merrill Lynch Institutional Portfolio

Year Ended April 30, 2008

Investment Income
Interest	$1,229,563,869
Expenses
Investment advisory	12,879,791
Accounting and custodian services	548,034
Dividend and transfer agent	67,063
Total expenses	13,494,888
Net investment income	1,216,068,981
Net realized gain from investments	2,210,210
Net Increase in Net Assets Resulting From Operations	$1,218,279,191

See Notes to Financial Statements.

36      MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008

Statement of Changes in Net Assets

Merrill Lynch Institutional Portfolio

	Year Ended April 30,
	2008	2007
Increase in Net Assets

Operations
Net investment income	$1,216,068,981	$863,769,619
Net realized gain (loss)	2,210,210	(3,853)
Net change in unrealized appreciation/depreciation	—	6,891,220
Net increase in net assets resulting from operations	1,218,279,191	870,656,986

Capital Transactions
Contributions from feeders	27,764,851,143	14,417,894,011
Withdrawals from feeders	(19,738,940,259)	(7,515,794,257)
Net increase in net assets derived from capital transactions	8,025,910,884	6,902,099,754
Total increase in net assets	9,244,190,075	7,772,756,740

Net Assets
Beginning of year	20,372,910,730	12,600,153,990
End of year	$29,617,100,805	$20,372,910,730

Financial Highlights	Merrill Lynch Institutional Portfolio

	Year Ended April 30,
	2008	2007	2006	2005	2004
Ratios to Average Net Assets
Total expenses	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	4.73%	5.24%	3.93%	1.87%	1.14%

Supplemental Data
Net Assets, end of year (000)	$29,617,101	$20,372,911	$12,600,154	$9,394,900	$10,603,174

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008     37

Schedule of Investments April 30, 2008

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 2.8%
Alabama Housing Finance Auth M/F Housing Rev (Hunter Ridge Apartments — Series F) VRDN 2.60% due 12/01/2035 (a)	$10,550	$10,550,000
Alabama Housing Finance Auth S/F Mortgage Rev VRDN:
(Putters — Series 1954) 2.78% due 04/01/2014 (a)(b)	7,300	7,300,000
(Series H) 2.75% due 06/01/2009 (a)	9,565	9,565,000
(Series H) 2.75% due 05/01/2010 (a)	100,000	100,000,000
Alabama State Public School & College Auth (ROCS RR II R 11310) VRDN 2.45% due 12/01/2025 (a)(b)	4,150	4,150,000
Auburn University, Alabama General Fee Rev (ROCS RR II R 784) VRDN 2.48% due 06/01/2035 (a)(b)	10,565	10,565,000
Birmingham, Alabama Public Parks & Recreation Board Rev (YMCA Project) VRDN 2.47% due 06/01/2016 (a)	875	875,000
Birmingham, Alabama Waterworks & Sewer Board VRDN:
(Eagle 20060132 CL-A) 2.51% due 01/01/2043 (a)(b)	28,290	28,290,000
(Floaters — Series 947) 2.48% due 01/01/2033 (a)(b)	4,795	4,795,000
Columbia, Alabama IDB PCR (Alabama Power Co. Project) DDN:
(Series A) 2.65% due 05/01/2022 (a)	21,540	21,540,000
(Series A) 2.67% due 06/01/2022 (a)	13,500	13,500,000
Columbia, Alabama IDB Rev (Alabama Power Co.) VRDN 2.70% due 11/01/2021 (a)	30,000	30,000,000
Decatur, Alabama IDB Environmental Facilities Rev (Amoco Chemical Co. Project) DDN 2.65% due 11/01/2035 (a)	4,800	4,800,000
Decatur, Alabama IDB Rev VRDN 2.75% due 08/01/2036 (a)	35,000	35,000,000
Floater Trust (Series 2006-K-41) Alabama Housing Finance Auth VRDN 3.15% due 10/01/2037 (a)(b)	3,610	3,610,000
Homewood, Alabama Educational Bldg Auth Rev (Series 2008-23) VRDN 2.73% due 12/01/2021 (a)(b)	12,300	12,300,000
Homewood, Alabama Medical Clinic Board Lease Rev (Lakeshore Foundation Project) VRDN 2.52% due 11/01/2024 (a)	6,570	6,570,000
Huntsville, Alabama Educational Bldg Auth Rev (Oakwood College Inc. Project) VRDN 2.70% due 09/01/2026 (a)	7,000	7,000,000
Lower Alabama Gas District (Alabama Gas Supply Rev — Series A) VRDN 2.35% due 11/01/2027 (a)	96,350	96,350,000

Alabama (concluded)
Macon Trust Various States (Alabama Redevelopment Auth Rev — Series 2007–306) VRDN 2.47% due 03/01/2012 (a)(b)	$22,800	$22,800,000
Millport, Alabama IDA Rev (Steel Dust Recycling Project) VRDN 2.52% due 12/01/2037 (a)	16,500	16,500,000
Tuscaloosa County, Alabama Educational Bldg Auth Rev (American Christian Education) VRDN 2.48% due 01/01/2023 (a)	3,435	3,435,000
Tuscaloosa County, Alabama IDA Solid Waste Disposal Rev VRDN 2.75% due 09/01/2020 (a)	6,700	6,700,000
West Jefferson, Alabama IDB PCR (Alabama Power Co. Project) DDN 2.45% due 06/01/2028 (a)	41,700	41,700,000
		497,895,000

Alaska — 0.9%
Alaska Housing Finance Corp. Home Mortgage Rev (Floaters — Series 2053) VRDN 2.58% due 12/01/2037 (a)(b)	5,435	5,435,000
Alaska State International Airports Rev (ROCS RR II R 527) VRDN 2.51% due 10/01/2024 (a)(b)	12,070	12,070,000
Valdez, Alaska Marine Term Rev (BP Pipelines Inc. Project) DDN:
(Series B) 2.60% due 07/01/2037 (a)	54,250	54,250,000
(Series C) 2.60% due 07/01/2037 (a)	11,200	11,200,000
Valdez, Alaska Marine Term Rev (Philips Project) VRDN:
(Series A) 2.55% due 05/01/2031 (a)	28,000	28,000,000
(Series B) 2.75% due 05/01/2031 (a)	26,000	26,000,000
(Series C) 2.60% due 05/01/2031 (a)	24,400	24,400,000
		161,355,000

Arizona — 1.1%
Arizona School District TAN 4.50% due 07/30/2008	7,500	7,515,351
Coconino County, Arizona PCR (Arizona Public Service Co. Project) DDN 2.65% due 11/01/2033 (a)	10,270	10,270,000
Deutsche Bank Spears/Lifers Trust Various States (Chandler, Arizona — Series 150) VRDN 2.50% due 12/01/2037 (a)(b)	57,995	57,995,000
Maricopa County, Arizona IDA Health Facilities Rev (Putters — Series 420) VRDN 2.51% due 01/01/2010 (a)(b)	23,000	23,000,000
Morgan Keegan Muni Products Inc. (Maricopa County, Arizona IDA S/F Mortgage Rev — Series A) VRDN 2.63% due 02/02/2009 (a)(b)	40,685	40,685,000

See Notes to Financial Statements.

38      MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Arizona (concluded)
Phoenix, Arizona IDA Rev (Valley of the Sun YMCA Project) DDN 2.60% due 01/01/2031 (a)	$2,280	$2,280,000
Salt River Project Arizona (Series B) CP 1.60% due 05/06/2008	35,000	35,000,000
Salt River Project Arizona Electric System Rev (Eagle 20060141 CL-A) VRDN 2.44% due 01/01/2037 (a)(b)	14,000	14,000,000
		190,745,351

Arkansas — 0.9%
Arkansas State Development Finance Auth S/F Mortgage Rev VRDN:
(Loans C) 2.51% due 01/01/2038 (a)	13,285	13,285,000
(Program E) 2.51% due 01/01/2037 (a)	4,865	4,865,000
Morgan Keegan Muni Product Inc. Various States Trust Rcpts (Arkansas Development Finance Auth S/F) VRDN 2.63% due 02/01/2010 (a)(b)	119,195	119,195,000
Northwest Arkansas Regional Airport Auth Rev (Series A) VRDN 2.48% due 02/01/2021 (a)	19,445	19,445,000
Pulaski County, Arkansas Public Facilities Board M/F Rev (Chapel Ridge—South West) VRDN 2.51% due 10/01/2034 (a)	6,650	6,650,000
		163,440,000

California — 4.3%
Arcadia, California School District (Eagle — 20070023 CL A) VRDN 2.45% due 08/01/2037 (a)(b)	20,000	20,000,000
California Home Mortgage Finance Auth (Home Buyers Fund S/F Mortgage Rev) VRDN 2.70% due 09/01/2052 (a)	20,432	20,432,400
California State VRDN:
(Floaters — Series 2002) 2.54% due 08/01/2030 (a)(b)	45	45,000
(Floaters — Series 2003) 2.54% due 08/01/2030 (a)(b)	18,920	18,920,000
(Floaters — Series 2664) 2.53% due 04/01/2038 (a)(b)	15,500	15,500,000
(Floaters — Series 2670) 2.53% due 11/01/2037 (a)(b)	40,300	40,300,000
California State RAN 4.00% due 06/30/2008	595,000	595,603,360
California Statewide Communities Development Auth Rev (Floaters — Series 2635) VRDN 2.53% due 04/01/2033 (a)(b)	24,070	24,070,000
Los Angeles, California S/F Home Mortgage Rev FXRDN 2.65% due 02/01/2009	25,038	25,037,900
		759,908,660

Colorado — 2.1%
Arvada, Colorado Water Enterprise Rev VRDN 3.40% due 11/01/2020 (a)	$3,440	$3,440,000
Austin Trust Various States (Prairie Center District Colorado 2007-319) VRDN 2.47% due 06/07/2010 (a)(b)	16,850	16,850,000
Avon, Colorado Urban Renewal Auth (Tax Increment Rev Town Central West Area Urban) VRDN 2.35% due 06/01/2032 (a)	5,000	5,000,000
Colorado Department of Transportation Rev (Putters — Series 318) VRDN 2.58% due 06/15/2015 (a)(b)	7,185	7,185,000
Colorado Educational & Cultural Facilities Auth Rev (Charolette Jewish LLC Project — Series A) VRDN 2.53% due 09/01/2035 (a)	22,180	22,180,000
Colorado Educational & Cultural Facilities Auth Rev (Museum of Contemporary Art — Denver Project) VRDN 2.56% due 04/01/2037 (a)	5,265	5,265,000
Colorado Educational & Cultural Facilities (Fuller Theological Project) VRDN 2.58% due 08/01/2038 (a)	10,710	10,710,000
Colorado Educational & Cultural Facilities Auth Rev (Student Housing — Fuller Project) VRDN 2.58% due 08/01/2035 (a)	14,830	14,830,000
Colorado Health Facilities Auth Rev (Catholic Health — Series B-6) VRDN 2.70% due 03/01/2044 (a)	12,400	12,400,000
Colorado Health Facilities Auth Rev (Putters — Series 1739) VRDN 2.51% due 03/01/2010 (a)(b)	22,990	22,990,000
Colorado Health Facilities Auth Retirement Facilities Rev (Putters — Series 1390) VRDN 2.51% due 07/15/2020 (a)(b)	32,125	32,125,000
Colorado Housing & Financing Auth Rev (Ready Foods Inc. Project — Series A) VRDN 2.51% 01/01/2032 (a)	2,000	2,000,000
Colorado Housing & Financing Auth S/F Mortgage Rev (Series B-2) VRDN 2.95% due 05/01/2038 (a)	25,000	25,000,000
Colorado Springs Utilities Rev (Lien — Series A) VRDN 2.70% due 11/01/2023 (a)	37,700	37,700,000
Colorado Springs Utilities Rev (Muni Securities Trust Receipts — Series SGA-88) DDN 2.65% due 11/15/2028 (a)(b)	17,000	17,000,000
Denver, Colorado City & County Board of Water Rev (Putters — Series 1832) VRDN 2.51% due 06/15/2015 (a)(b)	4,975	4,975,000
El Paso County, Colorado Certificate Partnership VRDN:
(ROCS RR II R 1050) 2.46% due 12/01/2020 (a)(b)	8,995	8,995,000
(ROCS RR II R 2002) 2.92% due 12/01/2019 (a)(b)	7,825	7,825,000
Erie, Colorado Certificate Partnership VRDN 2.70% due 11/01/2035 (a)	4,245	4,245,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008     39

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Colorado (concluded)
Goldsmith Metropolitan District Colorado VRDN 2.53% due 12/01/2034 (a)	$5,300	$5,300,000
Lehman Muni Trust Receipts Various States (Floaters — Series 06) VRDN 3.35% due 12/01/2039 (a)(b)	5,790	5,790,000
Regional Transportation District Sales Tax Rev (Eagles 20060120 CL-A) VRDN 2.49% due 11/01/2036 (a)(b)	10,000	10,000,000
Regional Transportation District Sales Tax Rev (ROCS RR II R 10117) VRDN 2.61% due 11/01/2036 (a)(b)	26,705	26,705,000
Southglenn Metropolitan District Colorado Rev VRDN 2.48% due 12/01/2030 (a)	6,000	6,000,000
Telluride, Colorado Excise Tax Rev (Valley Floor Open Space Project) VRDN 2.65% due 12/01/2036 (a)	3,465	3,465,000
Traer Creek, Colorado Metropolitan District Rev VRDN 2.65% due 10/01/2021 (a)	15,310	15,310,000
University of Colorado Enterprise Systems Rev (ROCS RR II R 12144) VRDN 2.50% due 06/01/2030 (a)(b)	4,620	4,620,000
University of Colorado Hospital Auth Rev (ROCS RR II R 573) VRDN 2.49% due 11/15/2040 (a)(b)	10,000	10,000,000
Westminster, Colorado EDA Rev (North Huron Urban Renewal) VRDN 2.35% due 12/01/2028 (a)	10,450	10,450,000
		358,355,000

Delaware — 0.1%
Goldman Sachs Pool Trust Delaware (Floaters — Series 2005-1) VRDN 2.51% due 06/02/2012 (a)(b)	21,358	21,357,510

District of Columbia — 1.3%
District of Columbia Housing Finance Agency Rev VRDN:
(Putters — Series 895) 2.51% due 01/01/2013 (a)(b)	5,735	5,735,000
(ROCS RR II R 10236) 2.51% due 12/01/2055 (a)(b)	33,305	33,305,000
District of Columbia Housing Finance Agency Rev S/F Mortgage Rev (Series B) VRDN 3.55% due 11/03/2008 (a)	10,500	10,500,000
District of Columbia VRDN:
(Putters — Series 2011) 2.51% due 06/01/2015 (a)(b)	20,065	20,065,000
(ROCS RR II R 11300) 2.48% due 06/01/2033 (a)(b)	5,000	5,000,000
District of Columbia Rev Bond (American National Red Cross — Series 2000) CP 1.60% due 05/05/2008	45,100	45,100,000
District of Columbia Rev (George Washington University — Series C) VRDN 3.45% due 09/15/2029 (a)	35,830	35,830,000

District of Columbia (concluded)
District of Columbia Rev (Population Services) VRDN 2.70% due 11/01/2042 (a)	$10,000	$10,000,000
District of Columbia Water & Sewer Auth Public Utility Rev (Putters — Series 1900) VRDN 2.51% due 04/01/2015 (a)(b)	15,610	15,610,000
Metropolitan Washington D. C. Airports Auth Systems Rev VRDN:
(Eagle 20060008 CL-A) 2.56% due 10/01/2035 (a)(b)	22,600	22,600,000
(Putters — Series 2070) 2.68% due 10/01/2010 (a)(b)	14,465	14,465,000
Washington D. C. Metropolitan Area Transportation Auth (Series A) CP 1.00% due 05/02/2008	14,000	14,000,000
		232,210,000

Florida — 5.9%
BB&T Muni Trust Collier County, Florida School Board (Series 2042) VRDN 2.46% due 02/15/2021 (a)(b)	21,610	21,610,000
Brevard County, Florida Health Facilities Auth Rev (Wuesthoff Health System Inc. Project) VRDN 2.70% due 01/01/2034 (a)	5,000	5,000,000
Clipper Tax-Exempt Certificate Trust (Series — 2008-5 — Florida State Board Education) VRDN 2.73% due 06/01/2016 (a)	10,000	10,000,000
Deutsche Bank Spears/Lifers Trust Various States (Goldman Sachs Spears — Lake County, Florida — Series 492) VRDN 2.46% due 06/01/2037 (a)(b)	11,360	11,360,000
Eclipse Funding Trust (Solar Eclipse — Liquidity Facilities Agreement) VRDN:
(Series 2006-0149) 3.65% due 08/01/2012 (a)(b)	10,370	10,370,000
(Series 2007-0036) 3.78% due 08/01/2032 (a)(b)	11,740	11,740,000
(Series 2007-0045) 2.65% due 04/01/2037 (a)(b)	20,665	20,665,000
Florida Gas Utility Rev (Gas Supply Project 2-A-1) VRDN 2.30% due 11/01/2026 (a)	56,900	56,900,000
Florida Housing Finance Corp. M/F Mortgage Rev (ROCS RR II R 600-CE) VRDN 2.57% due 07/01/2043 (a)(b)	8,000	8,000,000
Florida Hurricane Catastrophe Fund Finance Corp. Rev (Series A) BAN 5.00% due 07/01/2008	12,590	12,615,442
Florida State (Merlots — Series A-22) VRDN 2.03% due 07/01/2027 (a)(b)	34,105	34,105,000
Florida State Board of Education Public Education Muni Securities Trust Rcpts VRDN:
(Series SGA 102) 2.65% due 06/01/2029 (a)(b)	20,000	20,000,000
(Series SGA 138) 2.85% due 06/01/2032 (a)(b)	10,100	10,100,000

See Notes to Financial Statements.

40      MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (continued)
Florida State Board of Public Education VRDN:
(ROCS RR II R 6530) 2.43% due 06/01/2029 (a)(b)	$4,500	$4,500,000
(ROCS RR II R 12067) 2.44% due 06/01/2035 (a)(b)	4,500	4,500,000
Florida State Turnpike Auth Rev (Putters — Series 2514) VRDN 2.51% due 07/01/2015 (a)(b)	4,770	4,770,000
Gainesville, Florida Utilities System Rev (Series C) DDN 2.60% due 10/01/2026 (a)	20,535	20,535,000
Highlands County, Florida Health Facilities Auth Rev (Adventist Health System) VRDN:
(Series A-2) 2.55% due 11/15/2037 (a)	10,000	10,000,000
(Series C) 2.55% due 11/15/2021 (a)	10,000	10,000,000
Hillsborough County, Florida Housing Finance Auth M/F Rev (Meridian Pointe Apartments Projects) VRDN 2.75% due 08/15/2037 (a)	6,600	6,600,000
Hillsborough County, Florida Solid Waste & Resources Recovery Rev (Floaters — Series 50) VRDN 2.47% due 09/01/2034 (a)(b)	9,555	9,555,000
Indian River County, Florida Hospital District 88 CP 2.65% due 05/08/2008	10,550	10,550,000
Jacksonville, Florida Health Facilities Hospital (Baptist Medical) DDN 2.55% due 08/15/2034 (a)	43,900	43,900,000
Jacksonville, Florida PCR (Florida Power & Light — Series A) CP:
1.63% due 05/07/2008	35,960	35,960,000
1.56% due 06/06/2008	14,600	14,600,000
Jea, Florida Electric System Rev VRDN:
(Series B) 2.05% due 10/01/2031 (a)	25,000	25,000,000
(Series 3-B-1) 2.56% due 10/01/2040 (a)	8,905	8,905,000
(Series 3-B-2) 2.56% due 10/01/2040 (a)	8,965	8,965,000
(Series 3-C-1) 2.05% due 10/01/2034 (a)	15,000	15,000,000
Jea, Florida Water & Sewer Systems Rev (Series A-2) VRDN:
2.25% due 10/01/2038 (a)	17,890	17,890,000
2.50% due 10/01/2042 (a)	30,000	30,000,000
Lee County, Florida Hospital Board Directors Rev (Member Health System) DDN:
(Series A) 2.75% due 04/01/2025 (a)	32,500	32,500,000
(Series B) 2.75% due 04/01/2027 (a)	55,605	55,605,000
(Series C) 2.85% due 04/01/2018 (a)	16,500	16,500,000

Florida (concluded)
Miami-Dade County, Florida Aviation Rev VRDN:
(Eagle 20070108 CL-A) 2.57% due 10/01/2037 (a)(b)	$2,475	$2,475,000
(Merlots — Series 72-D) 2.87% due 10/01/2025 (a)(b)	6,295	6,295,000
Miami-Dade County, Florida IDA Solid Waste Disposal Rev (Waste Management Inc. Project) VRDN 2.60% due 09/01/2027 (a)	8,400	8,400,000
Miami-Dade County, Florida Expressway Auth Toll System Rev (Eagle 20060121 CL-A) VRDN 2.49% due 07/01/2037 (a)(b)	15,760	15,760,000
Miami, Florida Parking System Rev (Series 2008-30) VRDN 2.73% due 10/01/2036 (a)(b)	10,350	10,350,000
Orange County, Florida Health Facilities Auth Rev VRDN:
(Floaters — Series 531) 2.48% due 11/15/2021 (a)(b)	28,945	28,945,000
(Floaters — Series 830) 2.48% due 11/15/2022 (a)(b)	14,550	14,550,000
Orange County, Florida School Board Certificate Partnership (Series C) DDN 2.85% due 08/01/2022 (a)	15,200	15,200,000
Orlando & Orange County, Florida Expressway Auth Rev (Eagle 20070081 CL-A) VRDN 2.49% due 07/01/2042 (a)(b)	28,750	28,750,000
Peace River/Manasota Regional Water Supply Auth Florida (ROCS RR II R 12178) VRDN 2.49% due 10/01/2035 (a)(b)	6,270	6,270,000
Polk County, Florida IDA IDR (Lifepath Hospice Project) VRDN 2.70% due 08/01/2028 (a)	5,655	5,655,000
Saint John’s County, Florida IDA (Flagler Hospital Inc.) VRDN:
(Series A) 2.70% due 12/15/2026 (a)	11,000	11,000,000
(Series B) 2.70% due 12/15/2026 (a)	12,000	12,000,000
Saint Lucie County, Florida PCR (Florida Power & Light Co. Project) DDN 2.60% due 09/01/2028 (a)	204,985	204,985,000
Sarasota County, Florida Retirement Community Rev (Glenridge Palmer Project) DDN 2.60% due 06/01/2036 (a)	14,195	14,195,000
South Florida Water Management District Certificate Partnership (ROCS RR II R 746) VRDN 2.91% due 10/01/2036 (a)(b)	25,075	25,075,000
Tallahassee, Florida Energy System Rev (Eagle 20060018 CL-A) VRDN 2.52% due 10/01/2035 (a)(b)	7,375	7,375,000
		1,035,580,442

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008     41

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Georgia — 3.1%
Alpharetta, Georgia Development Auth Rev (Robert W. Woodruff Arts Center) VRDN 2.70% due 01/01/2038 (a)	$14,540	$14,540,000
Appling County, Georgia Development Auth PCR (Power Co. Hatch Project) DDN 2.58% due 09/01/2029 (a)	16,600	16,600,000
Atlanta, Georgia Airport Passenger Facilities Charge Rev (Putters — Series 1690) VRDN 2.51% due 01/01/2013 (a)(b)	10,410	10,410,000
Atlanta, Georgia Tax Allocation (Atlantic Station) VRDN 2.40% due 12/01/2024 (a)	17,500	17,500,000
Atlanta, Georgia Urban Residential Finance Auth M/F Rev VRDN:
(Atlanta Coventry Station Apartments) 2.61% due 12/01/2040 (a)	12,000	12,000,000
(Lindbergh City Center Apartments) 2.49% due 11/01/2044 (a)	7,000	7,000,000
(M Street Apartments Project) 2.49% due 03/01/2043 (a)	7,000	7,000,000
Atlanta, Georgia Water & Wastewater Rev VRDN 2.60% due 11/01/2041 (a)	50,000	50,000,000
Atlanta, Georgia Water & Wastewater Rev VRDN:
(Eagle 20060094 CL-A) 2.48% due 11/01/2043 (a)(b)	24,750	24,750,000
(Eagle 20060130 CL-A) 2.49% due 11/01/2034 (a)(b)	9,830	9,830,000
(Eagle 720050009 CL-A) 2.47% due 11/01/2043 (a)(b)	11,660	11,660,000
Atlanta, Georgia Water & Wastewater Rev (Floating Rate Trust Rcpts — Series K-2) VRDN 2.80% due 11/01/2043 (a)(b)	5,260	5,260,000
Bartow County, Georgia Development Auth PCR DDN:
(George Power Co.) 2.65% due 06/01/2023 (a)	3,500	3,500,000
(George Power Plant) 2.10% due 03/01/2024 (a)	7,500	7,500,000
Burke County, Georgia Development Auth PCR (Vigtle Project) DDN 2.65% due 10/01/2032 (a)	7,800	7,800,000
Burke County, Georgia Development Auth PCR (Bogtle Project) VRDN 2.58% due 10/01/2032 (a)	24,000	24,000,000
Clayton County, Georgia Development Auth Rev (Lions Group Inc. Group) VRDN 2.63% due 03/01/2023 (a)	6,125	6,125,000
Clayton County, Georgia Housing Auth M/F Rev (Provence Place Apartments Project) VRDN 2.49% due 10/01/2041 (a)	3,290	3,290,000
Cobb County, Georgia Development Auth Rev (Presbyterian — Series B) VRDN 2.50% due 07/01/2034 (a)	14,785	14,785,000
Cobb County, Georgia Housing Auth M/F Housing Rev (Walton Reserve Apartments Project) VRDN 2.89% due 10/01/2035 (a)	11,850	11,850,000

Georgia (continued)
Colquitt County, Georgia Hospital Auth Rev VRDN 2.75% due 03/01/2023 (a)	$9,095	$9,095,000
Crisp County, Georgia Solid Waste Management Auth Rev VRDN 3.18% due 01/01/2023 (a)	15,090	15,090,000
Dekalb County, Georgia Hospital Auth Rev (Dekalb Medical Center Inc. Project) VRDN 2.70% due 09/01/2035 (a)	12,930	12,930,000
Dekalb County, Georgia Water & Sewer Rev VRDN:
(Floaters — Series 1906) 2.48% due 10/01/2035 (a)(b)	2,130	2,129,500
(Floaters — Series 1907) 2.48% due 10/01/2035 (a)(b)	2,111	2,110,500
Dekalb Private Hospital Auth Georgia Rev (Children’s Healthcare Atlanta) VRDN 2.56% due 07/01/2042 (a)	12,240	12,240,000
East Point, Georgia Housing Auth M/F Rev (Eagle Crest Apartments Projects) VRDN 2.63% due 06/01/2036 (a)	12,525	12,525,000
Fayette County, Georgia Hospital Auth Rev (Fayette Community Hospital Project) VRDN 2.70% due 06/01/2037 (a)	7,000	7,000,000
Floyd County, Georgia Development Auth PCR (Power Co. Hammond Project) DDN 2.58% due 09/01/2026 (a)	10,080	10,080,000
Fulton County, Georgia Development Auth VRDN:
(Children’s Healthcare Atlanta Project) 2.69% due 07/01/2042 (a)	8,315	8,315,000
(The Lovett School Project) 2.70% due 04/01/2033 (a)	12,000	12,000,000
(Shepherd Center Inc. Project) 2.70% due 09/01/2035 (a)	8,000	8,000,000
(Siemens Energy Inc. Project) 2.50% due 12/15/2014 (a)	7,200	7,200,000
(Tech Facilities Project — Series A) 2.60% due 05/01/2037 (a)	3,500	3,500,000
Fulton County, Georgia Water & Sewer Rev (ROCS RR II R 12142) VRDN 2.50% due 01/01/2035 (a)(b)	1,645	1,645,000
Gainesville & Hall County, Georgia Development Auth Rev Atex Inc. Project) VRDN 2.54% due 09/01/2023 (a)	3,070	3,070,000
Gainesville & Hall County, Georgia Development Auth Rev Senior Living Facilities — Lanier Village — Series C) DDN 2.62% due 11/15/2030 (a)	3,905	3,905,000
Georgia State Housing & Finance Auth Rev (Merlots — Series B-11) VRDN 2.87% due 12/01/2036 (a)(b)	7,160	7,160,000
Gwinnett County, Georgia Development Auth Rev (Wesleyan School Inc. Project) VRDN 2.70% due 09/01/2025 (a)	5,000	5,000,000
Henry County, Georgia Water & Sewer Auth Rev (Eagle 720050008 CL-A) VRDN 2.47% due 02/01/2029 (a)(b)	16,640	16,640,000

See Notes to Financial Statements.

42      MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Georgia (concluded)
Metropolitan Atlanta Rapid Transit Auth Georgia Sales Tax Rev (Putters — Series 312) VRDN 2.43% due 07/01/2021 (a)(b)	$19,795	$19,795,000
Private Colleges & University Auth Rev Georgia (Emory University) VRDN:
(Series C-1) 2.20% due 09/01/2036 (a)	16,000	16,000,000
(Series C-2) 2.20% due 09/01/2024 (a)	16,300	16,300,000
(Series C-3) 2.20% due 09/01/2024 (a)	7,500	7,500,000
(Series C-4) 2.20% due 09/01/2036 (a)	7,400	7,400,000
(Series C-5) 2.30% due 09/01/2036 (a)	18,000	18,000,000
Private Colleges & Universities Auth Rev (Mercer University Project) VRDN:
2.53% due 10/01/2032 (a)	9,015	9,015,000
(Series C) 2.53% due 10/01/2031 (a)	8,700	8,700,000
Putnam County, Georgia Development Auth PCR (Georgia Power Co. Plant) VRDN:
2.65% due 06/01/2023 (a)	4,400	4,400,000
2.58% due 03/01/2024 (a)	10,200	10,200,000
Thomaston-Upson County, Georgia IDA Rev (Thomaston Manufacturing Project) VRDN 2.55% due 12/01/2011 (a)	1,200	1,200,000
		543,545,000

Hawaii — 0.4%
Hawaii State VRDN:
(ROCS RR II R 6062) 2.48% due 03/01/2026 (a)(b)	14,175	14,175,000
(ROCS RR II R 6504) 2.51% due 10/01/2024 (a)(b)	1,965	1,965,000
Hawaii State Development Budget & Financial Rev (Putters — Series 834) VRDN 2.51% due 07/01/2009 (a)(b)	15,000	15,000,000
Honolulu, Hawaii City & County VRDN:
(Eagle 720050052 CL-A) 2.49% due 07/01/2024 (a)(b)	7,500	7,500,000
(Floaters — Series 1115) 2.48% due 07/01/2023 (a)(b)	3,073	3,072,500
Honolulu, Hawaii City & County Wastewater System Rev (Putters — Series 1475) VRDN 2.58% due 07/01/2014 (a)(b)	26,115	26,115,000
		67,827,500

Idaho — 0.3%
Idaho Housing & Finance Assn Nonprofit Facilities Rev (Albertson College Project) VRDN 2.45% due 11/01/2021 (a)	3,890	3,890,000
Idaho Housing & Finance Assn Rev (Balmoral Apartments Project) DDN 2.65% due 05/01/2032 (a)	5,825	5,825,000

Idaho (concluded)
Idaho Housing & Finance Assn Rev (Balmoral Apartments II Development) DDN 2.70% due 04/01/2033 (a)	$4,600	$4,600,000
Idaho State TAN 4.50% due 06/30/2008	30,400	30,436,981
Madison, Idaho EDC IDR (Floyd Wilcox & Sons Inc. Project) VRDN 2.81% due 08/01/2012 (a)	820	820,000
		45,571,981

Illinois — 5.4%
Aurora, Illinois IDR (Aztech Engineering Inc. Project) VRDN 2.72% due 10/01/2018 (a)	1,705	1,705,000
Chicago, Illinois (ROCS RR II R 10267) VRDN 2.51% due 01/01/2042 (a)(b)	4,815	4,815,000
Chicago, Illinois Board Education VRDN:
(Floaters — Series 2276) 2.48% due 12/01/2028 (a)(b)	10,520	10,520,000
(Putters — Series 2391) 2.51% due 12/01/2015 (a)(b)	4,480	4,480,000
(ROCS RR II R 12146) 2.50% due 12/01/2031 (a)(b)	2,360	2,360,000
Chicago, Illinois IDR (Enterprise Center VIII Project) VRDN 2.80% due 06/01/2022 (a)	7,000	7,000,000
Chicago, Illinois Muni Trust Floating Certificate (Series 2008-31) VRDN 2.73% due 01/01/2037 (a)(b)	15,400	15,400,000
Chicago, Illinois O’Hare International Airport Facilities Rev (O’Hare Technical Center II Project) VRDN 2.60% due 03/01/2037 (a)	8,000	8,000,000
Chicago, Illinois O’Hare International Airport Rev VRDN:
(Putters — Series 670) 2.61% due 01/01/2012 (a)(b)	14,570	14,570,000
(Putters — Series 2500) 2.51% due 01/01/2015 (a)(b)	3,010	3,010,000
(ROCS RR II R 239) 2.56% due 01/01/2022 (a)(b)	4,110	4,110,000
(ROCS RR II R 12116) 2.49% due 01/01/2033 (a)(b)	31,680	31,680,000
Chicago, Illinois Solid Waste Disposal Facilities Rev (Groot Industries Inc. Project) VRDN 6.50% due 12/01/2015 (a)	3,300	3,300,000
Chicago, Illinois Water Rev (Second Lien — Series A) VRDN 3.00% due 11/01/2031 (a)	32,900	32,900,000
Cook County, Illinois (Putters — Series 559) VRDN 2.58% due 05/15/2012 (a)(b)	3,600	3,600,000
Des Plaines, Illinois IDR (414 East Golf Road LLC Project) VRDN 2.70% due 05/01/2017 (a)	1,575	1,575,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008     43

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (continued)
Deutsche Bank Spears/Lifers Trust Various States VRDN:
(Met Pier & Expo Illinois — Series 453) 2.46% due 12/15/2039 (a)(b)	$2,870	$2,870,000
(Bolingbrook, Illinois — Series 472) 2.44% due 01/01/2030 (a)(b)	9,365	9,365,000
Du Page & Cook Counties, Illinois (ROCS RR II R 1073) VRDN 2.48% due 01/01/2025 (a)	2,770	2,770,000
Eagle Tax-Exempt Trust (Illinois — Series 981301) VRDN 2.49% due 01/01/2017 (a)(b)	9,900	9,900,000
Eclipse Funding Trust (Solar Eclipse — Illinois State) VRDN:
(2006-0005) 3.78% due 04/01/2027 (a)(b)	3,955	3,955,000
(2006-0006) 2.46% due 01/01/2014 (a)(b)	15,065	15,065,000
(2006-0078) 2.46% due 04/01/2014 (a)(b)	11,490	11,490,000
Illinois Development Finance Auth IDR (Rockford College Project) VRDN 3.00% due 02/01/2021 (a)	1,560	1,560,000
Illinois Development Finance Auth Retirement Housing Rev (Putters — Series 1983) VRDN 2.51% due 01/01/2020 (a)(b)	20,140	20,140,000
Illinois Educational Facilities Auth Rev (Art Institute of Chicago) VRDN 2.68% due 10/01/2031 (a)	16,500	16,500,000
Illinois Educational Facilities Auth Rev (University of Chicago) CP 3.66% due 05/06/2008	28,265	28,265,000
Illinois Finance Auth Rev (Central Dupage Health) VRDN:
(Series B) 2.62% due 11/01/2038 (a)	20,000	20,000,000
(Series C) 2.62% due 11/01/2038 (a)	49,830	49,830,000
Illinois Finance Auth Rev VRDN:
(Advocate Health — Series B-2) 2.57% due 11/01/2020 (a)	8,075	8,075,000
(Advocate Health — Series C-2-A) 2.56% due 11/01/2038 (a)	12,500	12,500,000
(Advocate Health — Series C-3-A) 2.57% due 11/01/2038 (a)	44,000	44,000,000
(Advocate Health — Series C-3-B) 2.56% due 11/01/2038 (a)	7,325	7,325,000
(Clare Oaks — Series C) 2.49% due 11/01/2040 (a)	10,680	10,680,000
(Eagle 20060115 CL-A) 2.44% due 12/01/2042 (a)(b)	5,445	5,445,000
(Edward Hospital — Series B) 2.60% due 02/01/2040 (a)	57,400	57,400,000
(Floaters 06-2001) 2.49% due 07/01/2009 (a)(b)	13,995	13,995,000
(International Ink Co.) 2.85% due 01/01/2034 (a)	9,000	9,000,000
(Monarch Landing Inc. Facilities — Series B) 2.45% due 12/01/2042 (a)	13,750	13,750,000

Illinois (continued)
Illinois Finance Auth Rev VRDN:
(Northwestern Memorial Hospital — Series A-3) 2.40% due 08/15/2042 (a)	$11,500	$11,500,000
(Rest Haven Christian Services — Series B) 2.48% due 11/15/2034 (a)	9,500	9,500,000
(Riverside Health System) 2.55% due 11/15/2029 (a)	5,620	5,620,000
Illinois Health Facilities Auth Rev (Central Dupage Health) DDN:
(Series B) 2.62% due 11/01/2027 (a)	41,180	41,180,000
(Series C) 2.62% due 11/01/2027 (a)	44,120	44,120,000
Illinois Health Facilities Auth Rev (Evanston Health) CP 1.10% due 06/05/2008	24,800	24,800,000
Illinois Health Facilities Auth Rev (Memorial Health System) DDN 2.63% due 10/01/2022 (a)	18,640	18,640,000
Illinois Health Facilities Auth Rev (Northwestern Member Hospital) DDN:
2.62% due 06/01/2032 (a)	1,060	1,060,000
2.62% due 07/01/2032 (a)	56,940	56,940,000
Illinois Health Facilities Auth Rev (Series A) VRDN 2.50% due 10/01/2010 (a)	9,100	9,100,000
Illinois Housing Development Auth Rev (Homeowner Mortgage — Series H-2) VRDN 3.48% due 02/01/2039 (a)	5,480	5,480,000
Illinois State Muni Securities Trust Rcpts (SGA 103) VRDN 2.65% due 08/01/2024 (a)(b)	28,900	28,900,000
Illinois State (ROC RR II R 12166) VRDN 2.49% due 04/01/2022 (a)(b)	10,620	10,620,000
Illinois State Sales Tax Rev (Putters — Series 1773) VRDN 2.58% due 06/15/2014 (a)(b)	18,855	18,855,000
Illinois State Toll Highway Auth Rev VRDN:
(Series A-1) 2.50% due 07/01/2030 (a)	14,000	14,000,000
(Series A-1) 2.35% due 01/01/2031 (a)	18,290	18,290,000
(Series A-2) 2.40% due 07/01/2030 (a)	10,000	10,000,000
(Series A-2) 2.35% due 01/01/2031 (a)	18,290	18,290,000
(ROCS RR II R 606) 2.48% due 01/01/2031 (a)(b)	6,155	6,155,000
McHenry County, Illinois Conservative District (Putters — Series 1963) VRDN 2.51% due 02/01/2015 (a)(b)	5,495	5,495,000
Metropolitan Pier & Exposition Auth (Illinois Dedicated State Tax Rev — Series Z-165) VRDN 2.44% due 12/15/2028 (a)(b)	17,500	17,500,000
Morgan Keegan Muni Products Inc. (Aurora Illinois S/F Mortgage Rev) VRDN 2.68% due 07/01/2011 (a)(b)	21,785	21,785,000
Regional Transportation Auth Illinois Various Certificates (Macon Trust — Series O) VRDN 2.51% due 06/01/2033 (a)(b)	5,200	5,200,000

See Notes to Financial Statements.

44      MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (concluded)
Upper Illinois River Valley Development Auth IDR (Illinois L P Project) VRDN 2.60% due 10/01/2042 (a)	$2,150	$2,150,000
Will & Kendall Counties, Illinois Community School District (Putters — Series 2570) VRDN 2.51% due 01/01/2016 (a)(b)	8,385	8,385,000
Will County, Illinois Exempt Facilities Rev (Amoco Chemical Co. Project) DDN 2.65% due 03/01/2028 (a)	5,000	5,000,000
		941,470,000

Indiana — 2.4%
Anderson, Indiana School Bldg Corp. (Putters — Series 1093) VRDN 2.68% due 07/15/2013 (a)(b)	6,920	6,920,000
Avon, Indiana 2000 Community Bldg Corp. (Putters — Series 1055) VRDN 2.51% due 07/15/2013 (a)(b)	6,245	6,245,000
Clipper Tax-Exempt Certificate Trust (Certificate Partnership Indiana — Series 2007-2) VRDN 2.48% due 01/01/2018 (a)(b)	13,000	13,000,000
Crawfordsville, Indiana EDR (Performance Master LLC Project) VRDN 2.63% due 10/01/2018 (a)	2,000	2,000,000
Dearborn County, Indiana EDR (D& S Machine Products Inc.) VRDN 2.57% due 04/01/2018 (a)	1,475	1,475,000
Eclipse Funding Trust 2007-0052 (Solar Eclipse — Crown Point Indiana Multiple School Bldg Corp.) DDN 2.65% due 07/15/2026 (a)(b)	12,285	12,285,000
Elkhart County, Indiana EDR (Patriot Homes Inc. Project) VRDN 2.68% due 08/01/2012 (a)	1,960	1,960,000
Elkhart County, Indiana (Putters — Series 553) VRDN 2.43% due 12/01/2023 (a)(b)	5,550	5,550,000
Greater Clark County School Bldg Corp. Indiana, Jeffersonville (Floaters — Series 2226) VRDN 2.48% due 07/15/2026 (a)(b)	2,675	2,675,000
Hartford City, Indiana Limited Obligation (Petroskey Plastics) VRDN 2.58% due 12/01/2021 (a)	6,500	6,500,000
Indiana Board Bank Rev (Midyear Funding Program — Series A) BAN 4.50% due 05/20/2008	58,585	58,607,059
Indiana Finance Auth Solid Waste Rev (Allied Waste of North America) VRDN 2.70% due 12/01/2017 (a)	20,000	20,000,000
Indiana Health & Educational Facilities Auth Hospital Rev (Howard Regional Health System Project — Series A) DDN 2.63% due 01/01/2035 (a)	14,735	14,735,000

Indiana (continued)
Indiana Health Facilities Auth Rev (Margaret Mary Community Hospital — Series A) VRDN 2.60% due 12/01/2029 (a)	$8,200	$8,200,000
Indiana Housing & Community Development Auth S/F Mortgage Rev VRDN:
(Putters — Series 1397) 2.78% due 07/01/2013 (a)(b)	26,375	26,375,000
(Series B-3) 2.50% due 07/01/2036 (a)	13,500	13,500,000
Indiana State Development Finance Auth Rev (Cathedral High) DDN 2.63% due 09/01/2026 (a)	8,160	8,160,000
Indiana State Development Finance Environmental Rev (PSI Energy Inc. Project — Series B) VRDN 3.13% due 12/01/2038 (a)	26,950	26,950,000
Indiana State Development Finance Auth Rev IDR (Republic Service Inc. Project) DDN 2.68% due 12/01/2032 (a)	19,520	19,520,000
Indiana State Development Finance Auth Rev IDR (Republic Service Inc. Project) VRDN 3.90% due 11/01/2035 (a)	3,000	3,000,000
Indiana State Development Finance Auth Solid Waste Disposal Rev (Waste Management Inc.) VRDN:
(Series A) 2.60% due 10/01/2025 (a)	12,500	12,500,000
(Series B) 2.59% due 10/01/2025 (a)	7,000	7,000,000
Indiana State Educational Facilities Auth Rev (Franklin College) DDN 2.63% due 10/01/2033 (a)	8,925	8,925,000
Indiana State Finance Auth Rev (Lease Appropriation) VRDN:
(Series A-1) 2.35% due 02/01/2035 (a)	10,000	10,000,000
(Series A-2) 2.35% due 02/01/2035 (a)	9,000	9,000,000
(Series A-2) 2.65% due 02/01/2037 (a)	6,000	6,000,000
(Series A-3) 2.65% due 02/01/2037 (a)	10,800	10,800,000
Indiana State Office Bldg Community Facilities (Miami Correctional Facilities — Series II-A) VRDN 2.40% due 07/01/2022 (a)	24,000	24,000,000
Indiana University Rev (ROCS RR II R 6508) VRDN 2.91% due 08/01/2021 (a)(b)	6,260	6,260,000
Indianapolis, Indiana EDR (New Bridges Airports Project) VRDN 2.49% due 06/01/2035 (a)	3,780	3,780,000
Lehman Muni Trust Rcpts Various States (Mount Vernon Indiana School — Floaters — Series K-97-W) VRDN 2.90% due 01/15/2032 (a)(b)	13,345	13,345,000
Madison, Indiana EDR (Arvin Sango Inc. Project) VRDN 2.67% due 08/01/2017 (a)	8,100	8,100,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008     45

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Indiana (concluded)
Michigan City, Indiana M/F Garden Estates West Apartments VRDN 2.60% due 10/01/2036 (a)	$6,065	$6,065,000
Noblesville, Indiana Bldg Corp. (Putters — Series 1068) VRDN 2.51% due 07/15/2013 (a)(b)	5,670	5,670,000
Shelbyville, Indiana Central Renovation School Building Corp. (Putters — Series 1075) VRDN 2.58% due 07/15/2013 (a)(b)	5,485	5,485,000
Saint Joseph County, Indiana Educational Facilities Rev (University of Notre Dame) VRDN 1.85% due 03/01/2042 (a)	18,000	18,000,000
Whitley County, Indiana EDR (Micopulse Inc. Project) VRDN 2.53% due 02/01/2028 (a)	1,425	1,425,000
Whitley, Indiana EFR (Products North America — Series B) DDN 2.65% due 12/01/2035 (a)	10,000	10,000,000
		424,012,059

Iowa — 1.3%
Iowa City, Iowa Rev (Act Inc.) DDN 2.70% due 04/01/2032 (a)	35,790	35,790,000
Iowa Finance Auth EDR (Monarch Manufacturing Co. Project) DDN 2.65% due 03/01/2016 (a)	2,270	2,270,000
Iowa Finance Auth Health Facilities Rev (Care Initiatives Project) DDN 2.63% due 11/01/2036 (a)	4,800	4,800,000
Iowa Finance Auth Retirement Community Rev (Wesley Retirement) VRDN:
(Series B) 2.45% due 12/01/2033 (a)	6,500	6,500,000
(Series E) 2.47% due 11/01/2042 (a)	19,000	19,000,000
Iowa Finance Auth Rev (Museum of Art Foundation) DDN 2.60% due 06/01/2033 (a)	27,125	27,125,000
Iowa Higher Educational Loan Auth Rev (Buena Vista University Project) VRDN:
2.83% due 12/01/2012 (a)	4,800	4,800,000
2.60% due 05/01/2020 (a)	7,870	7,870,000
Iowa Higher Educational Loan Auth Rev (Private Colleges — University of Dubuque) VRDN 2.60% due 04/01/2035 (a)	4,285	4,285,000
Iowa Higher Educational Loan Auth Rev (Private Colleges — Des Moines) DDN:
2.63% due 10/01/2024 (a)	6,105	6,105,000
2.63% due 10/01/2033 (a)	9,555	9,555,000
Iowa Higher Educational Loan Auth Rev (Private Colleges — St. Ambrose) DDN:
2.60% due 04/01/2033 (a)	20,050	20,050,000
2.60% due 04/01/2038 (a)	10,000	10,000,000

Iowa (concluded)
Iowa State School BAN 4.50% due 06/27/2008	$14,500	$14,516,756
Iowa State TRAN 4.00% due 06/30/2008	25,000	25,030,215
Louisa County, Iowa PCR (Iowa G&E Co) VRDN:
2.70% due 03/01/2017 (a)	3,900	3,900,000
(Series A) 2.70% due 09/01/2016 (a)(b)	19,500	19,500,000
		221,096,971

Kansas — 0.7%
Johnson County, Kansas Public Bldg Community Lease Rev (Putters — Series 528) VRDN 2.68% due 09/01/2010 (a)(b)	30	30,000
Kansas State Department Transportation Highway Rev (ROCS RR II R 6020) VRDN 2.48% due 03/01/2019 (a)(b)	4,140	4,140,000
Kansas State Development Finance Auth Lease Rev DDN:
(Series 1-J) 2.60% due 12/01/2018 (a)	5,300	5,300,000
(Series 2-J) 2.60% due 12/01/2034 (a)	17,000	17,000,000
Lawrence, Kansas Industrial Rev (Prosoco Inc. Project — Series A) VRDN 2.63% due 12/01/2018 (a)	3,225	3,225,000
Lehman Muni Trust Receipts Various States (Sedgwick & Shawnee Counties — Series 06-K54) VRDN 3.35% due 12/01/2038 (a)(b)	7,515	7,515,000
Lenexa, Kansas M/F Housing Rev (Meadows Apartments Project — Series A) VRDN 2.60% due 04/15/2035 (a)	4,200	4,200,000
Lenexa, Kansas Rev (Floaters — Series 302) VRDN 2.47% due 02/01/2012 (a)(b)	8,500	8,500,000
Olathe, Kansas Senior Living Facilities Rev (Catholic Care Campus — Series C-1) VRDN 2.48% due 11/15/2038 (a)	6,595	6,595,000
RBC Muni Product Inc. (Sedgwick County, Kansas — Floaters — Series S-2) VRDN 2.56% due 06/01/2018 (a)(b)	5,300	5,300,000
Sedgwick & Shawnee Counties, Kansas S/F Mortgage Rev VRDN:
(ROCS RR II R 10231) 2.51% due 06/01/2039 (a)(b)	10,725	10,725,000
(ROCS RR II R 10232) 2.51% due 12/01/2038 (a)(b)	10,530	10,530,000
University of Kansas Hospital Auth Health Facilities Rev DDN 2.60% due 09/01/2034 (a)	34,835	34,835,000
		117,895,000

See Notes to Financial Statements.

46      MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Kentucky — 2.4%
Boone County, Kentucky IBR (Diocesan Educational Projects) VRDN 2.63% due 11/01/2018 (a)	$885	$885,000
Carroll County, Kentucky PCR CP 1.65% due 06/11/2008	2,400	2,400,000
Crestview Hills, Kentucky IBR (Thomas More Project) VRDN 2.52% due 11/01/2018 (a)	1,585	1,585,000
Danville, Kentucky Multi-City Lease Rev (Muni League Pooled Program) CP:
1.05% due 05/02/2008	6,245	6,245,000
1.55% due 06/05/2008	18,260	18,260,000
Dayton, Kentucky IBR (Willow Green Project) VRDN 2.63% due 08/01/2020 (a)	890	890,000
Eclipse Funding Trust 2007-0107 (Solar Eclipse — Kentucky State Muni Power Agency) VRDN 2.46% due 09/01/2032 (a)(b)	20,880	20,880,000
Glasgow, Kentucky IBR (Felker Brothers Corp. Project) VRDN 2.90% due 04/01/2020 (a)	3,580	3,580,000
Hopkins County, Kentucky Hospital Rev (Floaters — Series 730) VRDN 2.53% due 11/15/2011 (a)(b)	10,265	10,265,000
Jefferson County, Kentucky PCR (Louisville Gas & Electric Project) CP 3.24 % due 05/05/2008	22,500	22,500,000
Kenton County, Kentucky Airport Board of Special Facilities Rev (Airis Cincinnati — Series A) VRDN 2.85% due 07/01/2032 (a)	81,400	81,400,000
Kenton County, Kentucky Educational Rev (St. Pius X School District Projects) VRDN 2.52% due 06/01/2023 (a)	4,090	4,090,000
Kentucky Asset/Liability CP 1.55% due 06/05/2008	12,000	12,000,000
Kentucky EDF (Solid Waste Disposal Rev Republic Services Inc.) VRDN 3.30 % due 07/01/2035 (a)	2,850	2,850,000
Kentucky Inc., Public Energy Auth Gas Supply Rev VRDN:
(Series 21) 2.44% due 02/01/2011 (a)(b)	5,225	5,225,000
(Series A) 2.56% due 08/01/2016 (a)	96,741	96,741,000
Lehman Muni Trust Rcpts (Kentucky Housing Corp. — Floaters — Series 06) VRDN 3.15% due 07/01/2037 (a)(b)	2,750	2,750,000
Mercer County, Kentucky PCR (Kentucky Utility Co. Project — Series A) CP 1.65% due 06/11/2008	7,400	7,400,000
Muhlenberg County, Kentucky PCR (Kentucky Utility Co. — Series A) CP 1.65% due 06/11/2008	2,400	2,400,000
Pendleton County, Kentucky Multi-County Lease Rev CP 1.05% due 05/02/2008	53,000	53,000,000

Kentucky (concluded)
Trimble County, Kentucky PCR CP:
3.22% due 05/05/2008	$27,500	$27,500,000
3.24% due 05/05/2008	35,000	35,000,000
Warren County, Kentucky Hospital Rev (Bowling Green-Warren) VRDN 2.43% due 04/01/2037 (a)	8,555	8,555,000
		426,401,000

Louisiana — 3.6%
Calcasieu Parish Inc. of Louisiana IDB Rev (Hydroserve Westlake) VRDN 2.95% due 06/01/2025 (a)	4,500	4,500,000
Eclipse Funding Trust 2007-0042 (Solar Eclipse — Louisiana Public Facilities Auth Rev Tulane University Project) VRDN 3.80% due 02/15/2035 (a)(b)	21,365	21,365,000
Jefferson Parish, Louisiana Finance Auth Rev (ROCS RR II R 11086) VRDN 2.43% due 12/01/2032 (a)(b)	17,510	17,510,000
Jefferson Parish, Louisiana Hospital Service Rev (Putters — Series 522) VRDN 2.51% due 12/01/2008 (a)(b)	33,995	33,995,000
Lake Charles, Louisiana Harbor & Rev (Conoco Inc. Project) VRDN:
(Series A) 2.55% due 09/01/2029 (a)	20,900	20,900,000
(Series B) 2.73% due 09/01/2012 (a)	3,400	3,400,000
Lake Charles, Louisiana Harbor & Rev (Lake Charles Cogeneration Project) VRDN 2.25% due 03/15/2038 (a)	53,000	53,000,000
Louisiana Housing Finance Agency M/F Rev (Floaters — Series 1556) VRDN 2.58% due 12/01/2041 (a)(b)	45,025	45,025,000
Louisiana Housing Finance Agency M/F Rev (Lapalco Court Apartments Project) VRDN 2.65% due 11/15/2037 (a)	6,400	6,400,000
Louisiana Housing Finance Agency Rev (Canterbury House Apartments) VRDN 2.50% due 09/15/2040 (a)	6,000	6,000,000
Louisiana Local Government Environmental Facilities & Community Development Auth Rev (BASF Corp. Project) VRDN:
2.80% due 12/01/2036 (a)	4,000	4,000,000
2.80% due 12/01/2037 (a)	10,000	10,000,000
Louisiana Local Government Environmental Facilities & Community Development Auth Rev (Northwestern State University Student Housing — Series A) VRDN 2.51% due 08/01/2038 (a)	8,785	8,785,000
Louisiana Public Facilities Auth (Air Products & Chemical Project) VRDN:
2.75% due 12/01/2038 (a)	18,650	18,650,000
2.75% due 12/01/2039 (a)	3,400	3,400,000
Louisiana Public Facilities Auth (Air Products & Chemical Project) DDN 2.75% due 12/01/2040 (a)	13,000	13,000,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008     47

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Louisiana (concluded)
Louisiana Public Facilities Auth VRDN:
(Christus Health — Series C) 3.80% due 07/01/2047 (a)	$51,755	$51,755,000
(City Plaza LLC Project) 2.43% due 03/01/2040 (a)	10,720	10,720,000
(Coca-Cola Bottling co. Project) 2.18% due 04/01/2023 (a)	25,000	25,000,000
Louisiana State Gas & Fuels Tax Rev VRDN:
(Eagle 20060137 CL-A) 3.67% due 05/01/2036 (a)(b)	6,490	6,490,000
(Eagle 20060150 CL-A) 2.49% due 05/01/2036 (a)(b)	23,735	23,735,000
(Putters — Series 2377) 2.51% due 11/01/2013 (a)(b)	10,395	10,395,000
(ROCS RR II R 12048) 2.49% due 05/01/2036 (a)(b)	9,900	9,900,000
(ROCS RR II R 12138) 2.49% due 05/01/2035 (a)(b)	9,900	9,900,000
Louisiana State Muni National Gas Purchasing & Distribution Auth Gas Rev (Putters — Series 1411Q) VRDN 2.51% due 03/15/2014 (a)(b)	54,682	54,682,000
Louisiana State University (Agricultural & Mechanical College Board Supervisors Rev) VRDN 2.43% due 07/01/2032 (a)	10,945	10,945,000
Morgan Keegan Muni Product Inc. (New Orleans Louisiana S/F Mortgage Rev) VRDN 2.63% due 12/01/2041 (a)(b)	48,365	48,365,000
Morgan Keegan Muni Product Inc. (Various States Trust Receipts East Baton Rouge, Louisiana S/F - Series A) VRDN 2.63% due 02/01/2011 (a)(b)	11,010	11,010,000
Plaquemines Parish Louisiana Environmental Rev (Exploration & Oil) DDN:
2.65% due 10/01/2024 (a)	8,500	8,500,000
2.65% due 05/01/2025 (a)	14,000	14,000,000
Saint Charles Parish, Louisiana PCR (Shell Oil Co. Norco Project) DDN 2.68% due 11/01/2021 (a)	23,600	23,600,000
Saint James Parish, Louisiana PCR (Texaco Project — Series A) CP 0.98% due 06/10/2008	20,000	20,000,000
Saint John Baptist Parish, Louisiana Rev (Floaters — Series 1916) VRDN 2.53% due 06/01/2037 (a)(b)	17,000	17,000,000
Saint Tammany Parish, Louisiana Development Rev VRDN 2.70% due 07/01/2038 (a)	5,000	5,000,000
		630,927,000

Maine — 0.4%
Grey, Maine Rev (Advance Realty Project) VRDN 2.87% due 10/01/2011 (a)	730	730,000
Lehman Muni Trust Rcpts Various States — Maine State Housing Auth (Floaters — Series 06) VRDN 3.38% due 11/15/2036 (a)(b)	5,600	5,600,000

Maine (concluded)
Maine Finance Auth IDR (Crobb Box Co. Project — Series A) VRDN 2.56% due 10/01/2019 (a)	$5,480	$5,480,000
Maine Finance Auth Rev VRDN:
(Dearborn Precision Tubular) 2.49% due 12/01/2013 (a)	1,940	1,940,000
(Jackson Lab Issue — 2002) 2.53% due 07/01/2031 (a)	22,580	22,580,000
Maine State BAN:
3.25% due 06/10/2008	3,900	3,902,828
4.25% due 06/10/2008	9,500	9,505,536
Maine State Housing Auth Mortgage FXRDN:
(Series B) 3.75% due 05/15/2008	4,500	4,500,000
(Series D) 3.82% due 07/18/2008	8,000	8,000,000
School Administrative District Maine BAN 3.75% due 12/30/2008	4,500	4,518,804
		66,757,168

Maryland — 0.8%
Anne Arundel County, Maryland Rev (Mountain Ridge Apartments) VRDN 2.48% due 07/01/2021 (a)	4,925	4,925,000
Baltimore County, Maryland CP 1.00% due 05/02/2008	13,000	13,000,000
Carroll County, Maryland Rev (Fairhaven & Copper) VRDN:
(Series A) 2.48% due 01/01/2034 (a)	4,475	4,475,000
(Series B) 2.45% due 01/01/2034 (a)	3,755	3,755,000
Clipper Tax-Exempt Certificate Trust (Series 2007-19) VRDN 2.58% due 06/01/2011 (a)(b)	4,819	4,819,000
Maryland State EDC Rev (Bakery De France Facilities) VRDN 2.53% due 09/01/2032 (a)	10,000	10,000,000
Maryland State EDC Rev (Gamse Lithographing Co. Facilities) VRDN 2.53% due 05/01/2017 (a)	2,600	2,600,000
Maryland State EDC EDR (Bindagraphics Inc. Project) VRDN 2.60% due 07/01/2021 (a)	2,200	2,200,000
Maryland State Health & Higher Educational Facilities Auth Rev VRDN:
(Adventist Health Care — Series A) 2.47% due 01/01/2035 (a)	15,700	15,700,000
(Adventist Health Care — Series B) 2.47% due 01/01/2021 (a)	14,725	14,725,000
(Edenwald — Series B) 2.40% due 01/01/2037 (a)	4,750	4,750,000
(Floaters — Series 2402) 2.53% due 07/01/2019 (a)(b)	19,590	19,590,000
(Kennedy Convention) 2.44% due 07/01/2036 (a)	9,100	9,100,000
(Putters — Series 2601) 2.51% due 07/01/2015 (a)(b)	6,450	6,450,000

See Notes to Financial Statements.

48      MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Maryland (concluded)
Montgomery County, Maryland EDR (Riderwood Village Inc. Project) VRDN 2.49% due 03/01/2034 (a)	$21,390	$21,390,000
Washington County, Maryland Rev (Conservit Inc. Facilities) VRDN 2.53% due 02/01/2023 (a)	4,600	4,600,000
		142,079,000

Massachusetts — 3.4%
BB&T Muni Trust Massachusetts (Floaters — Series 2005) VRDN 2.46% due 11/01/2025 (a)(b)	13,545	13,545,000
Lehman Muni Trust Receipts Various States — Massachusetts Bay Transportation VRDN 2.70% due 07/01/2030 (a)(b)	2,200	2,200,000
Lehman Muni Trust Receipts Various States — Massachusetts State (Floaters — Series 62) VRDN 2.35% due 11/01/2025 (a)(b)	46,520	46,520,000
Lehman Muni Trust Receipts Various States — Massachusetts State (Series 124) VRDN 2.51% due 11/01/2025 (a)(b)	6,690	6,690,000
Macon Trust (Massachusetts Development Finance Agency) VRDN 2.54% due 12/01/2012 (a)(b)	90,000	90,000,000
Macon Trust (Massachusetts State Health & Educational Facilities — Harvard Vanguard Medical) VRDN 2.47% due 06/15/2012 (a)(b)	11,815	11,815,000
Massachusetts Bay Transportation Auth Rev (Floaters — Series 156) DDN 2.70% due 07/01/2030 (a)(b)	32,460	32,460,000
Massachusetts Bay Transportation Auth Sales Tax Rev (Series A-1) VRDN 2.65% due 07/01/2021 (a)	18,500	18,500,000
Massachusetts State Central Artery (Series A) DDN 2.60% due 12/01/2030 (a)	71,965	71,965,000
Massachusetts State Development Finance Agency CP 1.60% due 07/16/2008	10,460	10,460,000
Massachusetts State Development Finance Agency (Massachusetts Electric Co.) CP 1.50% due 06/02/2008	40,000	40,000,000
Massachusetts State Development Finance Agency VRDN:
(Bancroft School) 2.51% due 09/01/2031 (a)	8,220	8,220,000
(Babson College — Series A) 2.20% due 10/01/2032 (a)	15,000	15,000,000
(Buckingham Brown & Nichols) 2.50% due 06/01/2036 (a)	3,200	3,200,000
(Cordis Mills LLC) 2.68% due 12/01/2032 (a)	9,850	9,850,000
(Gordon College) 2.51% due 09/01/2032 (a)	13,635	13,635,000

Massachusetts (concluded)
Massachusetts State Development Finance Agency VRDN:
(Groton School) 2.51% due 03/01/2034 (a)	$15,415	$15,415,000
(Lesley University) 2.53% due 07/01/2033 (a)	4,635	4,635,000
(Suffolk University — Series A) 2.70% due 07/01/2035 (a)	13,850	13,850,000
(Wilbraham & Monson Academy) 2.51% due 09/01/2036 (a)	5,020	5,020,000
Massachusetts State Health & Educational Facilities Auth Rev VRDN:
(Floaters — Series 2403) 2.53% due 07/01/2024 (a)(b)	16,120	16,120,000
(The Boston Home Inc. — Series B) 2.51% due 06/01/2032 (a)	7,860	7,860,000
(Wellesley College) 2.70% due 07/01/2039 (a)	3,000	3,000,000
Massachusetts State IFA Rev (New England Power Co. — Series 92) CP 1.55% due 06/02/2008	30,500	30,500,000
Massachusetts State School Bldg Auth Dedicated Sales Tax Rev VRDN:
(Eagle 20060035 CL-A) 3.22% due 08/15/2030 (a)(b)	5,820	5,820,000
(Eagle 20060055 CL-A) 2.48% due 08/15/2030 (a)(b)	6,800	6,800,000
Massachusetts State (Series B) DDN 2.84% due 03/01/2026 (a)	10,000	10,000,000
Massachusetts State Tax Rev (Floaters — Series 96) VRDN 2.46% due 01/01/2034 (a)(b)	9,895	9,895,000
Massachusetts State Turnpike Auth Highway System Rev (Series 28-A) VRDN 2.43% due 01/01/2029 (a)(b)	10,000	10,000,000
Massachusetts State Water Pollution Abatement Trust (Floaters — Series 2501) VRDN 2.47% due 08/01/2023 (a)(b)	31,070	31,070,000
Massachusetts State Water Pollution Abatement Trust Rev (Series 87) DDN 2.65% due 08/01/2023 (a)(b)	25,200	25,200,000
Massachusetts State Water Resources Auth (Floaters — Series 003) VRDN 2.47% due 08/01/2037 (a)(b)	5,435	5,435,000
		594,680,000

Michigan — 2.1%
Dearborn, Michigan EDC Rev (Henry Ford Village) VRDN 2.48% due 10/01/2023 (a)	7,950	7,950,000
Detroit, Michigan City School District (Merlots — Series B-27) VRDN 2.82% due 05/01/2027 (a)(b)	8,445	8,445,000
Detroit, Michigan Sewer Disposal Rev (ROCS RR II R 905) VRDN 2.48% due 07/01/2032 (a)(b)	28,160	28,160,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008     49

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Michigan (continued)
Lanse Creuse, Michigan Public Schools (Eagle 20060032 CL-A) VRDN 3.32% due 05/01/2035 (a)(b)	$3,700	$3,700,000
Macomb County, Michigan Hospital Finance Auth Rev (Mount Clemens — Series A-2) VRDN 2.75% due 10/01/2020 (a)	5,115	5,115,000
Michigan Muni (Series B-1) BAN 4.50% due 08/20/2008	35,000	35,083,857
Michigan State Higher Educational Facilities Auth Rev VRDN:
(Adrian College) 2.47% due 03/01/2031 (a)	5,800	5,800,000
(Ave Maria School Project) 2.48% due 08/01/2026 (a)	13,800	13,800,000
Michigan State Hospital Finance Auth Rev (Crittenton Hospital — Series A) DDN 2.75% due 03/01/2030 (a)	14,935	14,935,000
Michigan State Hospital Finance Auth Rev (Ascension Health) VRDN:
(Series B-7) 2.45% due 11/15/2026 (a)	30,000	30,000,000
(Series B-8) 2.45% due 11/15/2026 (a)	6,100	6,100,000
Michigan State Housing Development Auth M/F Rev (Limited Obligation Housing — Jackson Project) DDN 2.70% due 06/01/2037 (a)	10,280	10,280,000
Michigan State Housing Development Auth S/F Mortgage Rev (Series D) FXRDN 3.05% due 09/03/2008	18,000	18,000,000
Michigan State Housing Development Auth S/F Mortgage Rev (Series E) VRDN 2.98% due 12/01/2038 (a)	25,000	25,000,000
Michigan State Strategic Fund Limited Obligation Rev (Detroit Symphony Project) DDN:
(Series A) 2.60% due 06/01/2031 (a)	25,655	25,655,000
(Series B) 2.65% due 06/01/2031 (a)	10,550	10,550,000
Michigan State Strategic Fund Limited Obligation Rev VRDN:
(Dow Chemical Project — Series B-1) 3.50% due 06/01/2014 (a)	8,500	8,500,000
(Sur-Flo Plastics Inc. Project) 2.58% due 08/01/2025 (a)	5,000	5,000,000
(Weller Trunk Parts Project) 2.58% due 10/01/2029 (a)	4,230	4,230,000
Michigan State Trunk Line (Merlots — Series B-02) VRDN 2.82% due 11/01/2021 (a)(b)	13,130	13,130,000
Michigan State VRDN:
(Merlots — Series C-87) 2.82% due 09/15/2020 (a)(b)	11,415	11,415,000
(Merlots — Series D-90) 2.82% due 09/15/2025 (a)(b)	8,685	8,685,000
(Putters — Series 2096) 2.51% due 03/15/2015 (a)(b)	10,685	10,685,000

Michigan (concluded)
Michigan State (Series A) BAN 4.00% due 09/30/2008	$35,000	$35,151,760
University of Michigan Rev (Series B) VRDN:
2.28% due 12/01/2037 (a)	14,500	14,500,000
2.35% due 04/01/2028 (a)	8,000	8,000,000
		367,870,617

Minnesota — 2.1%
Dakota County, Minnesota Community Development Agency M/F Housing Rev DDN:
(Brentwood Hills Apartments Project — Series A) 2.70% due 09/01/2038 (a)	22,195	22,195,000
(Regatta Commons Project — Series A) 2.70% due 01/01/2038 (a)	24,855	24,855,000
Hennepin County, Minnesota Housing & Redevelopment Auth M/F Rev (Stone Arch Apartments Project) VRDN 2.60% due 04/15/2035 (a)	2,800	2,800,000
Minneapolis, Minnesota Rev (Minnehaha Academy Project) DDN 2.70% due 05/01/2026 (a)	2,338	2,338,000
Minneapolis & Saint Paul, Minnesota Health Care Facilities Rev (Series B) DDN 2.63% due 08/15/2025 (a)	5,375	5,375,000
Minneapolis & Saint Paul, Minnesota Housing Finance Board S/F Mortgage Rev (ROCS RR II R 11210) VRDN 2.51% due 11/01/2038 (a)(b)	5,895	5,895,000
Minnesota Agricultural & Economic Development Board Rev (Health Care Facilities — Essentia — Series C-4) DDN 2.60% due 02/15/2030 (a)	10,000	10,000,000
Minnesota Rural Water Finance Auth BAN:
4.50% due 07/01/2008	18,000	18,021,817
(Series B) 4.00% due 07/01/2008	6,500	6,506,884
Minnesota School District (Borrowing Program Certificates) TAN 4.50% due 08/28/2008	10,000	10,026,954
Minnesota State Housing Finance Agency (Residential Housing Finance) BAN:
(Series N) 3.30% due 12/18/2008	7,200	7,200,000
(Series O) 3.35% due 12/18/2008	11,800	11,800,000
Minnesota State (ROCS RR II R 4065) VRDN 2.43% due 08/01/2023 (a)(b)	2,140	2,140,000
Rochester, Minnesota Health Care Facilities (Mayo Foundation) CP:
(Series 00-A) 1.15% due 06/12/2008	20,000	20,000,000
(Series 00-B) 1.15% due 06/12/2008	19,000	19,000,000
(Series 00-C) 1.75% due 06/06/2008	34,000	34,000,000
(Series 01-A) 1.15% due 06/12/2008	31,400	31,400,000

See Notes to Financial Statements.

50      MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Minnesota (concluded)
Rochester, Minnesota Health Care Facilities (Mayo Foundation) CP:
(Series 01-B) 1.75% due 06/06/2008	$23,150	$23,150,000
(Series 92-B) 1.15% due 06/12/2008	6,100	6,100,000
(Series C) 1.15% due 06/12/2008	31,300	31,300,000
Rochester, Minnesota Health Care Facilities (Mayo Foundation) VRDN:
(Series A) 2.60% due 11/15/2038 (a)	10,000	10,000,000
(Series B) 2.60% due 11/15/2038 (a)	6,250	6,250,000
St. Cloud, Minnesota Health Care Rev (Centracare Health System) VRDN:
(Series B) 2.50% due 05/01/2042 (a)	5,310	5,310,000
(Series C) 2.43% due 05/01/2042 (a)	5,000	5,000,000
St. Paul, Minnesota Housing & Redevelopment Auth Hospital Rev (ROCS RR II R 569 CE) VRDN 2.49% due 11/15/2030 (a)(b)	4,785	4,785,000
St. Paul, Minnesota Port Auth Distribution Cooling Rev (Series 2002-2-R) DDN 2.70% due 03/01/2022 (a)	2,300	2,300,000
St. Paul, Minnesota Port Auth Rev (Amherst H. Wilder Foundation — Series 06-3) VRDN 2.60% due 04/01/2036 (a)	31,295	31,295,000
UBS Muni (Minnesota State Housing — Floaters — Series 07-35) VRDN 2.54% due 03/12/2010 (a)(b)	6,200	6,200,000
University of Minnesota Rev (Floaters — Series 2487) VRDN 2.43% due 08/01/2029 (a)(b)	6,170	6,170,000
		371,413,655

Mississippi — 1.6%
Clipper Tax-Exempt Certificate Trust (Mississippi State — Series 2008-6) VRDN 2.46% due 01/01/2016 (a)(b)	25,270	25,270,000
Eclipse Funding Trust 2006-0153 (Solar Eclipse — Mississippi Development Bank) VRDN 3.60% due 03/01/2036 (a)(b)	6,230	6,230,000
Mississippi Business Finance Corp. Gulf Opportunity Zone IDR (Chevron USA Inc. Project — Series A) VRDN 2.55% due 12/01/2030 (a)	50,500	50,500,000
Mississippi Business Finance Corp. Gulf Opportunity Zone IDR (Floaters — Series 99-G) VRDN 2.44% due 12/01/2028 (a)(b)	55,120	55,120,000
Mississippi Business Finance Corp. Rev (Gulfport Promenade Project) VRDN 2.43% due 12/01/2032 (a)	7,000	7,000,000

Mississippi (concluded)
Mississippi Development Bank Special Obligation VRDN:
(National Gas Project) 2.35% due 07/01/2015 (a)	$51,066	$51,066,000
(Walnut Grove Youth — Series A) 2.45% due 08/01/2027 (a)	11,000	11,000,000
Mississippi Home Corp. S/F Rev (Floaters — Series 1212) VRDN 2.58% due 12/01/2008 (a)(b)	57,792	57,791,500
Mississippi Hospital Equipment & Facilities Auth Rev (North Mississippi Health Services) VRDN:
2.05% due 05/15/2016 (a)	6,350	6,350,000
2.05% due 05/15/2033 (a)	9,725	9,725,000
		280,052,500

Missouri — 1.8%
Branson, Missouri School District (Putters — Series 1427) VRDN 2.51% due 03/01/2013 (a)(b)	9,380	9,380,000
Jackson County, Missouri IDA Health Facilities Rev (Kansas City Hospice) VRDN 2.70% due 01/01/2030 (a)	3,100	3,100,000
Kansas City, Missouri IDA Rev (Ewing Marion Kauffman — Series A) DDN 2.60% due 04/01/2027 (a)	9,600	9,600,000
Missouri Higher Education Loan Auth (Student Loan Rev Senior — Series A) VRDN:
3.10% due 08/15/2040 (a)	50,000	50,000,000
3.10% due 02/15/2041 (a)	40,000	40,000,000
Missouri State Development Finance Board Cultural Facilities Rev (Kauffman Center Performing — Series A) DDN 2.55% due 06/01/2037 (a)	40,000	40,000,000
Missouri State Development Finance Board Lease Rev DDN 2.60% due 06/01/2033 (a)	12,900	12,900,000
Missouri State Health & Educational Facilities Auth DDN:
(Bethesda Health Group) 2.63% due 08/01/2034 (a)	3,500	3,500,000
(Bethesda Health Group — Series A) 2.60% due 08/01/2031 (a)	25,125	25,125,000
(Bethesda Health Group — Series A) 2.63% due 08/01/2031 (a)	6,500	6,500,000
(Christian Brothers — Series A) 2.63% due 10/01/2032 (a)	25,900	25,900,000
(De Smet Jesuit High School) 2.63% due 11/01/2027 (a)	5,400	5,400,000
(Drury College) 2.63% due 08/15/2024 (a)	6,310	6,310,000
(Rockhurst High School) 2.50% due 09/01/2030 (a)	5,000	5,000,000
(St. Louis University) 2.63% due 07/01/2032 (a)	2,645	2,645,000
(St. Louis University — Series A) 2.80% due 10/01/2016 (a)	9,150	9,150,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008     51

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Missouri (concluded)
Missouri State Health & Educational Facilities Auth Rev (Eagle 20060166 CL-A) VRDN 2.44% due 01/15/2037 (a)(b)	$8,470	$8,470,000
Missouri State Health & Educational Facilities Auth Rev (Municipal Trust Receipts — Series 157) VRDN 2.44% due 03/01/2030 (a)(b)	14,840	14,840,000
Missouri State Highways & Transportation Community State Road Rev (Putters — Series 1793) VRDN 2.51% due 02/01/2010 (a)(b)	11,985	11,985,000
Palmyra, Missouri IDA Solid Waste Disposal Rev (BASF Corp. Project) VRDN 2.80% due 12/01/2022 (a)	8,000	8,000,000
RBC Muni Product Inc. Trust (Missouri Housing Development — Floaters — Series S-3) VRDN 2.56% due 09/01/2014 (a)(b)	3,360	3,360,000
Saint Louis County, Missouri IDA Rev (Private Activity Packaging) VRDN 2.52% due 07/01/2019 (a)	4,290	4,290,000
Saint Louis, Missouri General Funding TRAN 4.50% due 06/30/2008	8,000	8,009,481
Saint Louis, Missouri IDA M/F Housing Rev (Metro Lofts Apartments — Series C) VRDN 2.75% due 09/15/2036 (a)	2,850	2,850,000
		316,314,481

Montana — 0.1%
Helena, Montana Higher Educational Rev (Carroll College Campus Housing) DDN 2.63% due 10/01/2032 (a)	10,260	10,260,000

Nebraska — 0.6%
American Public Energy Agency Nebraska Gas Supply Rev (National Public Gas Agency Project — Series A) VRDN 2.35% due 02/01/2014 (a)	21,598	21,598,000
Central Plains Energy Project Nebraska (Floater — Series 91) VRDN 2.44% due 12/01/2021 (a)(b)	8,560	8,560,000
Eclipse Funding Trust 2007-0043 (Solar Eclipse — Lincoln, Nebraska Electric System Rev) VRDN 3.65% due 09/01/2034 (a)(b)	23,490	23,490,000
Nebraska Educational & Finance Auth Rev (Creighton University Project B) DDN 2.63% due 12/15/2012 (a)	8,070	8,070,000
Nebraska Public Power Rev VRDN:
(Eagle 20041016 CL-A) 2.49% due 01/01/2035 (a)(b)	3,335	3,335,000
(ROCS RR II R 12132) 2.50% due 01/01/2035 (a)(b)	3,455	3,455,000

Nebraska (concluded)
Omaha, Nebraska (Merlots — Series C-88) VRDN 2.72% due 12/01/2030 (a)(b)	$10,535	$10,535,000
Public Power Generation Agency Nebraska Rev (Eagle — 20070009 CL-A) VRDN 2.48% due 01/01/2041 (a)(b)	20,085	20,085,000
		99,128,000

Nevada — 0.7%
Clark County, Nevada Apartment Rev (Series D-3) VRDN 1.96% due 07/01/2029 (a)	14,350	14,350,000
Clark County, Nevada School District VRDN:
(Merlots — Series B-02) 2.82% due 06/15/2019 (a)(b)	5,825	5,825,000
(Putters — Series 1159) 2.51% due 06/15/2013 (a)(b)	9,855	9,855,000
(ROCS RR II R 11297) 2.43% due 06/15/2027 (a)(b)	3,780	3,780,000
Director State Nevada Department of Business & Industry (Energy Partners LLC Project) VRDN 2.85% due 10/01/2035 (a)	13,100	13,100,000
Director State Nevada Department of Business & Industry Solid Waste Disposal Rev (Republic Service Inc. Project) VRDN 4.20% due 12/01/2034 (a)	7,150	7,150,000
Eclipse Funding Trust 2007-0015 (Solar Eclipse — Truckee Meadows, Nevada Water Auth) VRDN 2.49% due 07/01/2026 (a)(b)	9,990	9,990,000
Reno, Nevada Sales Tax Rev (Lien Retrac Reno Project) DDN 2.60% due 06/01/2042 (a)	21,500	21,500,000
Truckee Meadows, Nevada Water Auth Rev Muni Securities Trust Rcpts VRDN:
(Series — 137) 2.65% due 07/01/2030 (a)(b)	22,655	22,655,000
(ROCS RR II R 1084) 2.48% due 07/01/2024 (a)(b)	16,440	16,440,000
		124,645,000

New Hampshire — 0.9%
Lehman Muni Trust Receipts Various States (New Hampshire Housing Finance Auth) VRDN 3.18% due 07/01/2039 (a)(b)	3,300	3,300,000
New Hampshire Health & Educational Auth Rev VRDN:
(Healthcare — Series B) 2.53% due 01/01/2032 (a)	8,450	8,450,000
(New Hampshire Institute of Art) 2.53% due 10/01/2035 (a)	6,900	6,900,000
(River College) 2.53% due 02/01/2038 (a)	10,875	10,875,000
New Hampshire Health & Educational Auth Rev (Wentworth Douglass Hospital) DDN 2.63% due 01/01/2031 (a)	4,850	4,850,000

See Notes to Financial Statements.

52      MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Hampshire (concluded)
New Hampshire Higher Educational & Health Facilities Auth Rev (Floaters — Series 2404) VRDN 2.53% due 08/15/2021 (a)(b)	$24,220	$24,220,000
New Hampshire State Housing Finance Auth S/F Mortgage Rev (Floaters — Series 2029) VRDN 2.58% due 07/01/2039 (a)(b)	10,275	10,275,000
New Hampshire State Business Finance Auth Industrial Facilities Rev (Wiggins Airways Inc.) VRDN 2.92% due 12/01/2033 (a)	3,120	3,120,000
New Hampshire State Business Finance Auth PCR (New England Power — Series 90-A) CP:
1.60% due 06/02/2008	20,000	20,000,000
1.65% due 06/04/2008	61,850	61,850,000
New Hampshire State Business Finance Auth Rev (Monadnock Community Hospital) DDN 2.50% due 10/01/2033 (a)	8,000	8,000,000
		161,840,000

New Jersey — 0.1%
New Jersey State (Series — A) TRAN 4.50% due 06/24/2008	20,000	20,025,882

New Mexico — 1.4%
Bernalillo County, New Mexico Gross Rcpts Tax Rev (Macon Trust) VRDN 2.51% due 04/01/2027 (a)(b)	5,160	5,160,000
Eclipse Funding Trust Various States 2006-0034 (Solar Eclipse — New Mexico) VRDN 2.46% due 12/15/2013 (a)(b)	10,420	10,420,000
New Mexico Finance Auth State Transit Rev VRDN:
(Series A-1) 2.15% due 06/15/2024 (a)	8,000	8,000,000
(Series B-2) 2.45% due 12/15/2026 (a)	12,000	12,000,000
New Mexico Mortgage Finance Auth S/F Mortgage FXRDN 2.68% due 10/01/2008	41,000	41,000,000
New Mexico State TRAN 3.75% due 06/30/2008	160,000	160,183,403
RBC Muni Product Inc. (Floaters — Series I-36 — New Mexico Education) VRDN 2.56% due 04/01/2037 (a)(b)	15,000	15,000,000
		251,763,403

New York — 1.2%
Albany, New York City School District (Series A) BAN 4.25% due 06/27/2008	25,000	25,019,872
Geneva, New York IDA Civic Facilities Rev (Colleges Seneca Project) VRDN 3.50% due 12/01/2037 (a)	24,250	24,250,000

New York (concluded)
New York City Muni Water Finance Auth (Water & Sewer System Rev) VRDN:
(ROCS RR II R 12085) 2.42% due 06/15/2035 (a)(b)	$10,000	$10,000,000
(ROCS RR II R 12091) 2.42% due 06/15/2036 (a)(b)	31,430	31,430,000
(ROCS RR II R 12205) 2.48% due 06/15/2036 (a)(b)	21,495	21,495,000
New York City Transitional Finance Auth Rev (Merlots — Series B) VRDN 2.72% due 05/01/2025 (a)(b)	10,080	10,080,000
New York State Dorm Auth (Eagle 20070002 CL-A) VRDN 2.41% due 03/15/2036 (a)(b)	20,000	20,000,000
Poughkeepsie, New York IDA (Senior Living Facilities Rev — Woodside Project) VRDN 2.30% due 04/01/2040 (a)	15,870	15,870,000
Sales Tax Asset Receivable Corp. New York (ROCS RR II R 12095) VRDN 2.47% due 10/15/2026 (a)(b)	33,905	33,905,000
Triborough Bridge & Tunnel Auth New York Rev (Series F) VRDN 2.60% due 11/01/2032 (a)	15,320	15,320,000
		207,369,872

North Carolina — 0.7%
BB&T Muni Trust North Carolina (Floaters — Series 1016) VRDN 2.51% due 04/01/2028 (a)	20,995	20,995,000
Charlotte — Mecklenburg Hospital Auth North Carolina Health Care System Rev (Carolinas Health Care — Series C) DDN 2.55% due 01/15/2026 (a)	15,000	15,000,000
Lehman Muni Trust Rcpts (Raleigh-Durham, North Carolina Airport Auth — Series 60) VRDN 3.30% due 05/01/2036 (a)(b)	18,200	18,200,000
Mecklenburg County, North Carolina Certificate Partnership (Series A) VRDN 2.65% due 02/01/2027 (a)	24,535	24,535,000
North Carolina Capital Facilities Finance Agency Rev (Eagle 20070016 CL A) VRDN 2.42% due 10/01/2044 (a)(b)	16,000	16,000,000
North Carolina Capital Facilities Finance Agency Rev Solid Waste Disposal Rev (Duke Energy Carolina) VRDN:
(Series A) 2.50% due 11/01/2040 (a)	11,000	11,000,000
(Series B) 2.59% due 11/01/2040 (a)	7,000	7,000,000
North Carolina Eastern Muni Power Agency & System Rev (Merlots — Series A-22) VRDN 2.72% due 01/01/2024 (a)(b)	4,875	4,875,000
University of North Carolina Chapel Hill Rev (ROCS RR II R 11292) VRDN 2.43% due 12/01/2036 (a)(b)	3,090	3,090,000
		120,695,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008     53

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Ohio — 2.5%
American Muni Power Ohio BAN 3.78% due 08/14/2008	$3,000	$3,000,000
Avon, Ohio BAN 3.95% due 05/29/2008	2,000	2,000,353
Brecksville, Ohio BAN 4.00% due 07/03/2008	1,525	1,525,581
Brunswick, Ohio (Storm Water Drain) BAN 2.30% due 05/06/2009	3,550	3,566,330
Buckeye, Ohio Settlement Financing Auth (Floaters — Series 2125) VRDN 2.53% due 06/01/2047 (a)(b)	16,361	16,361,000
Cleveland-Cuyahoga County, Ohio Port Auth Cultural Facilities Rev (Playhouse Square Foundation Project) VRDN 2.45% due 11/15/2034 (a)	5,000	5,000,000
Cleveland Heights, Ohio BAN 4.00% due 08/07/2008	2,000	2,001,391
Cleveland, Ohio Airport System Rev (Muni Securities Trust Rcpts — Series 126) VRDN 2.75% due 01/01/2031 (a)(b)	10,685	10,685,000
Clinton County, Ohio Hospital Rev VRDN:
(McCullough-Hyde Project — Series B-1) 2.75% due 08/01/2022 (a)	4,100	4,100,000
(Memorial Hospital Project — Series A-1) 2.75% due 11/01/2020 (a)	8,200	8,200,000
Cuyahoga County, Ohio Civic Facilities Rev (Center For Families & Children) VRDN 2.49% due 06/01/2024 (a)	925	925,000
Cuyahoga County, Ohio Health Care Facilities Rev (Jennings Center Older Adults) VRDN 2.46% due 11/01/2023 (a)	8,645	8,645,000
Cuyahoga County, Ohio Hospital Rev (Metrohealth System Project) VRDN 2.47% due 03/01/2033 (a)	20,820	20,820,000
Cuyahoga County, Ohio M/F Rev (State Vitus Village Apartments Project) VRDN 2.49% due 06/01/2022 (a)	1,830	1,830,000
Cuyahoga Falls, Ohio BAN 3.75% due 12/11/2008	7,700	7,719,138
Cuyahoga, Ohio Community College TAN 2.35% due 12/18/2008	6,875	6,900,698
Darke County, Ohio BAN 4.25% due 06/26/2008	2,175	2,176,602
Deerfield Township, Ohio BAN 3.45% due 11/18/2008	5,230	5,230,000
Delaware, Ohio BAN 3.75% due 05/08/2008	1,300	1,300,086
Deutsche Bank Spears/Lifers Trust Various States (Buckeye, Ohio Settlement Financing — Series 619) VRDN 2.44% due 06/01/2024 (a)(b)	7,000	7,000,000
Dover, Ohio Muni Electric System BAN 4.25% due 06/05/2008	4,575	4,577,233

Ohio (continued)
Eagle Tax-Exempt Trust (Cleveland Water — Series 983501) VRDN 2.70% due 01/01/2021 (a)(b)	$15,000	$15,000,000
Eclipse Funding Trust 2007-0007 (Solar Eclipse — Olentangy Local School District) VRDN 2.46% due 12/01/2032 (a)(b)	15,175	15,175,000
Fairfield, Ohio (Wastewater System) BAN 4.00% due 08/29/2008	2,500	2,502,523
Geauga County, Ohio BAN 4.00% due 08/27/2008	2,000	2,001,548
Geauga County, Ohio Rev (Sisters Of Notre Dame Project) VRDN 2.47% due 08/01/2016 (a)	5,575	5,575,000
Green, Ohio BAN 4.25% due 08/13/2008	1,975	1,979,386
Greene County, Ohio BAN 4.25% due 08/12/2008	2,075	2,077,983
Hamilton County, Ohio Sales Tax (Putters — Series 2555) VRDN 2.51% due 12/01/2014 (a)(b)	4,795	4,795,000
Hamilton County, Ohio Student Housing Rev VRDN:
(Block 3 Project) 2.53% due 08/01/2036 (a)	11,405	11,405,000
(Stratford Heights Project) 2.53% due 08/01/2036 (a)	20,305	20,305,000
Hilliard, Ohio BAN 3.60% due 10/03/2008	2,300	2,300,000
Kent State University, Ohio Rev General Rcpts VRDN 2.56% due 05/01/2028 (a)	10,500	10,500,000
Lancaster Port Auth Ohio Gas Rev VRDN 2.45% due 05/01/2038 (a)	10,000	10,000,000
Licking County, Ohio (Buckey Lake Project) BAN 4.00% due 08/27/2008	6,841	6,853,698
Marion County, Ohio BAN 4.00% due 10/22/2008	751	752,894
Marysville, Ohio BAN 4.13% due 06/05/2008	4,300	4,301,765
Mayfield Heights, Ohio BAN 4.25% due 08/21/2008	3,000	3,005,045
Mentor, Ohio IDR (Risch Investments/Roll-Kraft Project) VRDN 3.10% due 08/01/2017 (a)	1,395	1,395,000
Middleburg Heights, Ohio Hospital Rev (Southwest General Health) VRDN 2.42% due 08/15/2022 (a)	12,275	12,275,000
Montgomery County, Ohio Rev (Catholic Health — Series B-1) VRDN 2.50% due 04/01/2037 (a)	22,250	22,250,000
Montgomery County, Ohio Health Rev (Miami Valley Hospital — Series 98-B) CP:
1.56% due 06/06/2008	50,000	50,000,000
1.75% due 06/11/2008	46,200	46,200,000

See Notes to Financial Statements.

54      MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Ohio (concluded)
Ohio State Air Quality Development Auth Rev (Cincinnati Gas & Electric — Series B) VRDN 3.05% due 09/01/2030 (a)	$1,300	$1,300,000
Ohio State Higher Educational Facilities Rev (Ashland University Project) VRDN 2.58% due 09/01/2024 (a)	3,570	3,570,000
Ohio State Housing Finance Agency (Residential Mortgage Rev — Series I) VRDN 2.65% due 09/01/2036 (a)	5,000	5,000,000
Ohio State (ROCS RR II R 607) VRDN 2.43% due 05/01/2024 (a)(b)	2,635	2,635,000
Ohio State Solid Waste Rev (Exploration & Oil Project) DDN 2.65% due 08/01/2034 (a)	3,305	3,305,000
Ohio State Solid Waste Rev (Republic Services Inc. Project) VRDN 4.00% due 11/01/2035 (a)	3,300	3,300,000
Ohio State Water Development Auth Rev BAN 2.00% due 11/06/2008	5,740	5,746,780
Pickerington, Ohio BAN 2.25% due 02/27/2009	4,865	4,881,713
Princeton, Ohio City School District Muni Securities Trust Rcpts (Series 50-A) VRDN 2.50% due 12/01/2030 (a)(b)	2,370	2,370,000
Rickenbacker, Ohio Port Auth (ROCS RR II R 591 CE) VRDN 2.49% due 01/01/2032 (a)(b)	5,700	5,700,000
Seven Hills, Ohio BAN 4.10% due 08/21/2008	5,725	5,731,745
Sharonville, Ohio Real Estate BAN 2.00% due 02/19/2009	875	878,461
University of Cincinnati Ohio (Series A) BAN 3.25% due 01/14/2009	12,250	12,293,694
Upper Valley, Ohio Vocational School District BAN 4.00% due 11/25/2008	950	952,972
Wapakoneta, Ohio City School District BAN 3.50% due 06/26/2008	6,400	6,405,812
Wood County, Ohio IDR (GHT Property Management LLC Project) VRDN 2.56% due 08/01/2019 (a)	1,210	1,210,000
		439,494,431

Oklahoma — 0.6%
Canadian County, Oklahoma Home Finance Auth S/F Mortgage Rev (ROCS RR II R 10235) VRDN 2.51% due 09/01/2041 (a)(b)	10,410	10,410,000
Morgan Keegan Muni Products Inc. (Oklahoma Home Finance Auth S/F — Series E) VRDN 2.63% due 02/01/2010 (a)(b)	19,760	19,760,000
Oklahoma County, Oklahoma Home Finance Auth S/F Mortgage Rev (Floaters — Series 2052) VRDN 2.58% due 10/01/2038 (a)(b)	5,345	5,345,000

Oklahoma (concluded)
Oklahoma Development Finance Auth Rev (Conoco Project) VRDN 2.73% due 06/01/2037 (a)	$10,000	$10,000,000
Oklahoma Development Finance Auth Rev (Conocophillips Co. Project) VRDN 2.73% due 12/01/2038 (a)	9,200	9,200,000
Oklahoma Housing Finance Agency S/F Mortgage Rev VRDN:
(Floaters — Series 2347) 2.58% due 09/01/2038 (a)(b)	18,230	18,230,000
(Mortgage Draw Down) 2.70% due 09/01/2040 (a)	14,039	14,039,000
Tulsa County, Oklahoma Home Finance Auth S/F Mortgage Rev (Floaters — Series 2048) VRDN 2.58% due 12/01/2038 (a)(b)	18,075	18,075,000
		105,059,000

Oregon — 1.2%
ABN-AMRO MuniTops — Portland Oregon (Series 2001-04) VRDN 2.51% due 06/01/2009 (a)(b)	10,000	10,000,000
Clackamas County, Oregon Hospital Facilities Auth Rev (Senior Living Facilities — Mary’s Woods) VRDN 2.48% due 11/01/2029 (a)	9,580	9,580,000
Klamath Falls, Oregon Electric Rev (Klamath Cogen) BAN 6.00% due 01/01/2009	40,000	41,921,505
Multnomah County, Oregon Higher Educational Rev (Concordia University Portland Project) DDN 2.63% due 12/01/2029 (a)	2,000	2,000,000
Multnomah County, Oregon Hospital Facilities Auth Rev (Holladay Park Plaza Project) DDN 2.68% due 11/15/2033 (a)	7,820	7,820,000
Oregon State Department of Transportation Highway User Tax Rev VRDN:
(Series B-1) 2.30% due 11/15/2027 (a)	41,245	41,245,000
(Series B-2) 2.40% due 11/15/2027 (a)	15,000	15,000,000
Oregon State EDR (Newsprint Co. Project — Series 202) DDN:
(Series 197) 2.73% due 08/01/2025 (a)	21,900	21,900,000
(Series 202) 2.73% due 04/01/2026 (a)	18,600	18,600,000
(Series 203) 2.73% due 12/01/2025 (a)	18,620	18,620,000
Oregon State EDR VRDN 2.49% due 02/01/2037 (a)	6,585	6,585,000
Oregon State Facilities Auth Rev (Childpeace Montessori — Series A) VRDN 2.53% due 10/01/2037 (a)	7,000	7,000,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008     55

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Oregon (concluded)
Oregon State Facilities Auth Rev (Oregon Episcopal School Projects — Series A) VRDN 2.53% due 10/01/2034 (a)	$7,000	$7,000,000
Oregon State Health Housing Educational & Cultural Facilities Auth (Assumption Village Project — Series A) VRDN 2.44% due 03/01/2033 (a)	5,005	5,005,000
		212,276,505

Pennsylvania — 0.9%
ABN-AMRO MuniTops — Radnor Pennsylvania School District VRDN 2.44% due 08/15/2013 (a)	17,260	17,260,000
Allegheny County, Pennsylvania Hospital Development Auth Rev (University of Pittsburgh Medical Center — Series B-1) VRDN 2.57% due 12/01/2016 (a)	6,292	6,292,000
Butler County, Pennsylvania IDA Rev (Concordia Lutheran — Series A) VRDN 2.50% due 04/01/2030 (a)	5,800	5,800,000
Clipper Tax Exempt Certificate Trust 2007-29 — Pennsylvania VRDN 2.48% due 09/01/2016 (a)(b)	7,385	7,385,000
Erie County, Pennsylvania Auth Rev (Floaters — Series 820) VRDN 2.53% due 07/01/2022 (a)(b)	11,400	11,400,000
Pennsylvania EDF Auth Facilities Rev VRDN:
(Evergreen Community Power Facility) 2.58% due 12/01/2037 (a)	13,000	13,000,000
(Merck & Co. Inc. West Point Project) 2.50% due 07/01/2031 (a)	13,000	13,000,000
(Wastewater Treatment Rev R&M Project — Series A) 2.66% due 10/01/2034 (a)	8,100	8,100,000
Pennsylvania EDF Auth (Solid Waste Disposal Rev — Series V) VRDN 2.51% due 11/01/2028 (a)(b)	13,500	13,500,000
Pennsylvania State Higher Educational Facilities Auth Rev (Thomas Jefferson University — Series B) VRDN 2.50% due 02/01/2031 (a)	6,000	6,000,000
Pennsylvania State Public School Bldg Auth Lease Rev (Putters — Series 1877) VRDN 2.51% due 12/01/2014 (a)(b)	10,565	10,565,000
Philadelphia, Pennsylvania School District VRDN:
(Floaters — Series 496) 2.48% due 04/01/2027 (a)(b)	10,703	10,703,000
(Series A-2) 2.40% due 09/01/2030 (a)	18,475	18,475,000
Philadelphia, Pennsylvania School District TRAN 4.50% due 06/27/2008	19,750	19,773,209
		161,253,209

Puerto Rico — 0.4%
Puerto Rico Commonwealth TRAN 4.25% due 07/30/2008	65,500	65,634,155

Rhode Island — 0.2%
East Providence, Rhode Island TAN 3.00% due 07/09/2008	$5,000	$5,001,395
Rhode Island State EDC EDR (Immunex Rhode Island Corp. Sewer Project) VRDN 2.92% due 12/01/2023 (a)	3,155	3,155,000
Rhode Island State Health & Educational Bldg Corp. Higher Education Facilities Rev (Bryant University) VRDN 2.35% due 06/01/2035 (a)	10,000	10,000,000
Rhode Island State Housing & Mortgage Finance Corp. (Smith Bldg Development) VRDN 2.90% due 12/01/2028 (a)	2,240	2,240,000
Rhode Island State IFC IDR VRDN:
(Eric Goetz Custom Sailboat) 2.75% due 12/01/2036 (a)	4,325	4,325,000
(Gardener Specialty — Series A) 2.95% due 05/01/2021 (a)	890	890,000
(Hall Real Estate LLC Project) 2.92% due 02/01/2021 (a)	3,460	3,460,000
Rhode Island State Providence Plantations Certificate Partnership (Putters — Series 978) VRDN 4.00% due 04/01/2013 (a)(b)	7,745	7,745,000
		36,816,395

South Carolina — 1.0%
Berkeley County, South Carolina IDR (Nucor Corp. Project) VRDN:
2.75% due 04/01/2030 (a)	9,400	9,400,000
(Series A) 2.75% due 03/01/2029 (a)	15,000	15,000,000
Darlington County, South Carolina IDR (Nucor Corp. Project — Series A) VRDN 2.75% due 08/01/2029 (a)	4,100	4,100,000
Eclipse Funding Trust 2006-0040 (Solar Eclipse — South Carolina State Public Service Auth Rev) VRDN 2.46% due 01/01/2014 (a)(b)	24,925	24,925,000
Florence County, South Carolina Solid Waste Disposal & Wastewater Treatment Facilities Rev (Roche Carolina Inc. Project) DDN:
2.70% due 04/01/2026 (a)	20,850	20,850,000
2.70% due 04/01/2028 (a)	11,700	11,700,000
Greenville County, South Carolina School District Rev VRDN:
(Floaters — Series 43) 2.44% due 12/01/2025 (a)(b)	9,615	9,615,000
(Floaters — Series 2056) 2.48% due 12/01/2020 (a)(b)	7,440	7,440,000
(ROCS RR II R 11309) 2.48% due 12/01/2025 (a)(b)	13,400	13,400,000
Greenville Hospital System, South Carolina (ROCS RR II R 2025) VRDN 2.91% due 05/01/2019 (a)(b)	5,160	5,160,000
South Carolina Educational Facilities Auth For Private Nonprofit Institutions (Presbyterian College Project) VRDN 2.70% due 02/01/2037 (a)	6,900	6,900,000

See Notes to Financial Statements.

56      MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

South Carolina (concluded)
South Carolina Jobs EDA EDR VRDN:
(Corematerials Corp. Project) 2.81% due 04/01/2013 (a)	$3,530	$3,530,000
(Holcim US Inc. Project) 2.58% due 12/01/2033 (a)	6,250	6,250,000
(Printing Co. Project) 2.55% due 07/01/2012 (a)	2,800	2,800,000
South Carolina Jobs EDA Hospital Facilities Rev (Sisters of Charity Hospitals) VRDN 2.42% due 11/01/2032 (a)	12,275	12,275,000
South Carolina State (ROCS RR II R 692) VRDN 2.42% due 04/01/2026 (a)(b)	4,090	4,090,000
South Carolina State Port Auth Rev (Floaters — Series 2290) VRDN 2.51% due 07/01/2026 (a)(b)	20,840	20,840,000
South Carolina State Public Service Auth Rev (ROCS RR II R 6007) VRDN 2.91% due 01/01/2022 (a)(b)	4,500	4,500,000
		182,775,000

South Dakota — 0.2%
South Dakota State Health & Educational Facilities Auth Rev (University Sioux Falls) DDN 2.63% due 10/01/2034 (a)	5,755	5,755,000
South Dakota State Housing Development Auth (Homeownership Mortgage — Series I) VRDN 2.65% due 05/01/2038 (a)	34,000	34,000,000
		39,755,000

Tennessee — 5.2%
Blount County, Tennessee Public Bldg Auth Rev (Series 2008-14) VRDN 2.73% due 06/01/2026 (a)(b)	13,570	13,570,000
Claiborne County, Tennessee IDB Rev (Lincoln Memorial University Project) VRDN 2.43% due 07/01/2036 (a)	9,000	9,000,000
Clarksville, Tennessee Public Bldg Auth Rev (Murfreesboro Loan) VRDN 2.44% due 07/01/2024 (a)	7,000	7,000,000
Clarksville, Tennessee Public Bldg Auth Rev (Tennessee Municipal Board) DDN:
2.55% due 01/01/2033 (a)	11,675	11,675,000
2.55% due 02/01/2038 (a)	55,500	55,000,000
Eclipse Funding Trust 2007-0005 (Solar Eclipse — Blount County, Tennessee) VRDN 3.78% due 12/01/2016 (a)(b)	27,710	27,710,000
Franklin, Tennessee Public Bldg Auth (Series 101-A-1) VRDN 2.73% due 06/01/2019 (a)	16,000	16,000,000
Knox County, Tennessee Health Educational & Housing Facilities Board (Cookeville Regional Project — Series A-2) VRDN 2.75% due 10/01/2026 (a)	6,540	6,540,000

Tennessee (continued)
Metropolitan Government Nashville Davidson County, Tennessee Airport Auth Rev (Embraer Aircraft Services Project) VRDN 2.65% due 04/01/2030 (a)	$5,160	$5,160,000
Metropolitan Government Nashville Davidson County, Tennessee District Energy Systems Rev (ROCS RR II R 2072) VRDN 2.91% due 10/01/2022 (a)(b)	1,955	1,955,000
Metropolitan Government Nashville Davidson County, Tennessee Housing & Educational Facilities Board Rev (Putters — Series 1316) VRDN 2.51% due 12/01/2017 (a)(b)	10,445	10,445,000
Metropolitan Government Nashville Davidson County, Tennessee IDB Educational Facilities Rev VRDN:
(David Lipscomb University Project) 2.70% due 02/01/2023 (a)	9,655	9,655,000
(Franklin Road Academy Project) 2.70% due 10/01/2030 (a)	14,000	14,000,000
Metropolitan Government Nashville Davidson County, Tennessee Sports Auth Rev (Putters — Series 543) VRDN 2.51% due 07/01/2012 (a)(b)	4,035	4,035,000
Montgomery County, Tennessee Public Bldg Auth Pooled Financing Rev (Tennessee County Loan) DDN:
2.55% due 04/01/2032 (a)	10,000	10,000,000
2.55% due 02/01/2036 (a)	79,850	79,850,000
Morgan Keegan Muni Products Inc. Various Trust Rcpts (Tennessee Housing Development Agency S/F Mortgage Rev) VRDN:
(Series C) 2.63% due 06/01/2011 (a)(b)	6,300	6,300,000
(Series F) 2.30% due 08/12/2010 (a)(b)	65,405	65,405,000
Muni Energy Acquisition Corp. (Tennessee Gas Rev) VRDN:
(Putters — Series 1578) 2.51% due 02/01/2013 (a)(b)	160,265	160,265,000
(Putters — Series 1579) 2.51% due 06/01/2008 (a)(b)	29,330	29,330,000
Sevier County, Tennessee Public Bldg Auth DDN:
(Series 6-A-1) 2.73% due 06/01/2029 (a)	14,940	14,940,000
(Series IV-1) 2.72% due 06/01/2023 (a)	37,300	37,300,000
(Series IV-2) 2.72% due 06/01/2020 (a)	9,800	9,800,000
(Series IV-A-2) 2.72% due 06/01/2025 (a)	12,035	12,035,000
(Series IV-A-3) 2.72% due 06/01/2020 (a)	8,595	8,595,000
(Series IV-B-1) 2.72% due 06/01/2020 (a)	20,350	20,350,000
(Series IV-B-2) 2.72% due 06/01/2019 (a)	9,665	9,665,000
(Series IV-B-3) 2.72% due 06/01/2013 (a)	7,200	7,200,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008     57

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Tennessee (concluded)
Sevier County, Tennessee Public Bldg Auth DDN:
(Series IV-B-4) 2.72% due 06/01/2025 (a)	$7,900	$7,900,000
(Series IV-B-5) 2.72% due 06/01/2022 (a)	10,000	10,000,000
(Series IV-B-6) 2.72% due 06/01/2020 (a)	7,365	7,365,000
(Series IV-B-10) 2.72% due 06/01/2012 (a)	4,075	4,075,000
(Series VI-K-1) 2.73% due 06/01/2034 (a)	40,600	40,600,000
Shelby County, Tennessee Health Educational & Housing Facilities Board Rev M/F Housing VRDN 2.71% due 07/01/2024 (a)	21,800	21,800,000
Shelby County, Tennessee Health Educational & Housing Facilities Board Rev (Trezevant Manor Project — Series B) VRDN 2.43% due 09/01/2017 (a)	6,000	6,000,000
Shelby County, Tennessee (Series A) VRDN 2.43% due 03/01/2022 (a)	10,000	10,000,000
Tennergy Corp. Tennessee Gas Rev VRDN:
(Putters — Series 1258-Q) 2.51% due 11/01/2013 (a)(b)	73,550	73,550,000
(Putters — Series 1260-B) 2.51% due 05/01/2016 (a)(b)	11,995	11,995,000
Tennessee Energy Acquisition Corp. Gas Rev VRDN:
(Floaters — Series 52) 2.44% due 09/01/2026 (a)(b)	27,600	27,600,000
(Floaters — Series 90) 2.44% due 02/01/2027 (a)(b)	17,880	17,880,000
		901,545,000

Texas — 17.3%
ABN-AMRO MuniTops — Frisco, Texas Independent School District (Series 2006-56) VRDN 2.44% due 08/15/2014 (a)(b)	10,000	10,000,000
ABN-AMRO MuniTops — Grand Prairie, Texas Independent School District (Series 2000-20) VRDN 2.45% due 02/15/2009 (a)(b)	19,990	19,990,000
ABN-AMRO MuniTops — Houston, Texas (Series 2006-88) VRDN 2.45% due 03/01/2014 (a)(b)	7,525	7,525,000
ABN-AMRO MuniTops — Midland, Texas (Series 2007-13) VRDN 2.51% due 03/01/2015 (a)(b)	10,255	10,255,000
ABN-AMRO MuniTops — Pearland, Texas Independent School District (Series 2007-01) VRDN 2.44% due 02/15/2027 (a)(b)	7,000	7,000,000
Austin, Texas Water & Wastewater System Rev (Putters — Series 1319) VRDN 2.58% due 11/15/2013 (a)(b)	3,035	3,035,000

Texas (continued)
Austin Trust Various States (Sunnyvale, Texas School 2007-2016) VRDN 2.45% due 02/15/2032 (a)(b)	$11,707	$11,707,000
Bexar County, Texas (Putters — Series 537) VRDN 2.51% due 06/15/2011 (a)(b)	4,775	4,775,000
Bexar County, Texas Housing Finance Corp. M/F Housing Rev (ROCS RR II R 589) VRDN 2.49% due 06/01/2041 (a)(b)	9,155	9,155,000
Brazos River Auth Texas PCR (Series A) VRDN 2.85% due 10/01/2030 (a)	11,000	11,000,000
Brazos River, Texas Harbor Navigator District Brazoria County EFR DDN:
(Dow Chemical — Series A-2) 2.70% due 05/15/2033 (a)	6,600	6,600,000
(Dow Chemical — Series A-2) 2.75% due 05/15/2033 (a)	5,300	5,300,000
(Merey Sweeny LP Project A) 2.70% due 04/01/2020 (a)	12,200	12,200,000
Brazos River, Texas Harbor Navigator District Brazoria County Rev (BASF Corp. Project) VRDN 3.05% due 04/01/2037 (a)	20,000	20,000,000
Brazos, Texas Harbor IDC EFR (ConocoPhillips Co. Project) VRDN 2.73% due 08/01/2038 (a)	6,000	6,000,000
Brownsville, Texas Independent School District (Putters — Series 1059) VRDN 2.51% due 08/15/2013 (a)(b)	6,575	6,575,000
Camp County, Texas IDC EFR (Pilgrims Pride Corp. Project) VRDN 2.65% due 07/01/2029 (a)	25,000	25,000,000
Central Texas Housing Finance Corp. S/F Mortgage Rev (Series A) VRDN 1.40% due 07/01/2008 (a)	6,140	6,140,077
Clipper Tax-Exempt Certificate Trust (Series 2007-46 Harris County Texas) VRDN 2.46% due 08/01/2019 (a)(b)	10,360	10,360,000
Corpus Christi, Texas Utility System Rev (ROCS RR II R 2149) VRDN 2.48% due 07/15/2024 (a)(b)	3,730	3,730,000
Cypress-Fairbanks, Texas Independent School District VRDN:
(Floaters — Series 86) 2.44% due 02/15/2030 (a)(b)	6,525	6,525,000
(ROCS RR II R 12104) 2.42% due 02/15/2030 (a)(b)	14,850	14,850,000
Dallas Fort Worth, Texas International Airport Rev VRDN:
(Eagle 20030020 CL-A) 2.56% due 11/01/2032 (a)(b)	8,400	8,400,000
(Putters — Series 2236) 2.51% due 05/01/2013 (a)(b)	10,490	10,490,000
Dallas, Texas Area Rapid Transit Auth CP 1.15% due 05/05/2008	15,000	15,000,000
Dallas, Texas Waterworks & Sewer System Rev (Eagle 20060109 CL-A) VRDN 2.49% due 10/01/2035 (a)(b)	22,290	22,290,000

See Notes to Financial Statements.

58      MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (continued)
Denton County, Texas Muni Securities Trust Rcpts (Series 117) DDN 2.65% due 07/15/2026 (a)(b)	$8,930	$8,930,000
Denton, Texas Independent School District VRDN:
(Floaters — Series 951) 2.48% due 08/15/2033 (a)(b)	4,068	4,067,500
(Putters — Series 2603) 2.51% due 08/15/2015 (a)(b)	7,435	7,435,000
Deutsche Bank Spears/Lifers Trust Various States VRDN:
(Houston, Texas Water — Series 465) 2.44% due 12/01/2028 (a)(b)	5,925	5,925,000
(Fort Worth, Texas — Series 515) 2.44% due 02/15/2027 (a)(b)	19,080	19,080,000
Dickinson, Texas Independent School District Muni Securities Trust Rcpts (Series — SGA-94) DDN 2.65% due 02/15/2028 (a)(b)	13,350	13,350,000
Eagle Mountain & Saginaw, Texas School District Muni Securities Trust Rcpts (Series — SGA -141) VRDN 2.75% due 08/15/2030 (a)(b)	12,000	12,000,000
Eclipse Funding Trust 2006-0020 (Solar Eclipse — Humble, Texas Independent School District) VRDN 2.47% due 02/15/2030 (a)(b)	14,500	14,500,000
Eclipse Funding Trust 2007-0040 (Solar Eclipse — Waco, Texas Health Facilities Development) VRDN 2.46% due 08/01/2031 (a)(b)	10,485	10,485,000
Eclipse Funding Trust 2007-0067 (Solar Eclipse — Grand Prairie Texas School District) VRDN 2.49% due 02/15/2037 (a)(b)	10,040	10,040,000
Eclipse Funding Trust 2007-0103 (Solar Eclipse — Texas) VRDN 2.46% due 12/15/2031 (a)(b)	10,370	10,370,000
Fort Bend County, Texas IDC IDR (Aaton Rents Inc. Project) VRDN 2.55% due 01/01/2026 (a)	3,250	3,250,000
Fort Worth, Texas Independent School District VRDN:
(Putters — Series 2582) 2.51% due 02/15/2016 (a)(b)	10,620	10,620,000
(Putters — Series 2583) 2.51% due 02/15/2016 (a)(b)	8,435	8,435,000
(Putters — Series 2629) 2.51% due 02/15/2016 (a)(b)	9,425	9,425,000
Galena Park, Texas Independent School District VRDN:
(ROCS RR II R 2198) 2.43% due 08/15/2021 (a)(b)	6,675	6,675,000
(Series 154) 2.41% due 08/15/2026 (a)(b)	11,065	11,065,000

Texas (continued)
Gregg County, Texas Health Facilities Development Corp. Hospital Rev (Good Shepherd) DDN:
(Series B) 2.70% due 10/01/2029 (a)	$5,500	$5,500,000
(Series C) 2.70% due 10/01/2029 (a)	9,500	9,500,000
Gulf Coast Waste Disposal Auth Texas EFR (Air Products Project) VRDN 2.75% due 12/01/2039 (a)	2,800	2,800,000
Gulf Coast Waste Disposal Auth Texas EFR (North American Project) DDN 2.65% due 07/01/2042 (a)	20,000	20,000,000
Gulf Coast Waste Disposal Auth Texas PCR (Amoco Oil Co. Project) DDN 2.65% due 05/01/2023 (a)	22,000	22,000,000
Gulf Coast Waste Disposal Auth Texas Solid Waste Disposal Rev (Amoco Oil Co. Project) DDN:
2.65% due 08/01/2023 (a)	23,900	23,900,000
2.65% due 07/01/2027 (a)	24,600	24,600,000
Gulf Coast Waste Disposal Auth Texas Solid Waste Disposal Rev VRDN:
(Air Products Project) 2.75% due 06/01/2034 (a)	17,000	17,000,000
(Air Products Project) 2.75% due 03/01/2035 (a)	12,500	12,500,000
(Waste Management — Series A) 2.60% due 04/01/2019 (a)	9,400	9,400,000
Harris County, Texas Health Facilities Development Corp. DDN:
(Methodist Hospital System — Series A) 2.50% due 12/01/2032 (a)	112,700	112,700,000
(Methodist Hospital System — Series A-1) 2.65% due 12/01/2041 (a)	32,000	32,000,000
(Texas Medical Center Project) 2.77% due 09/01/2031 (a)	15,700	15,700,000
Harris County, Texas Health Facilities Hospital VRDN:
(Children’s — Series 1) 2.60% due 10/01/2041 (a)	40,000	40,000,000
(Hermann Health Care — Series A) 2.65% due 06/01/2027 (a)	8,500	8,500,000
Harris County, Texas IDC Solid Waste Disposal Rev (Deer Park Refining Project) DDN 2.85% due 02/01/2023 (a)	90,000	90,000,000
Harris County, Texas Muni Securities Trust Rcpts (Series 31) VRDN 2.44% due 08/15/2035 (a)(b)	14,000	14,000,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008     59

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (continued)
Harris County, Texas VRDN:
(Eagle 20026012 CL-A) 2.51% due 08/15/2030 (a)(b)	$4,000	$4,000,000
(ROCS RR II R 12038) 2.50% due 08/15/2033 (a)(b)	5,575	5,575,000
(ROCS RR II R 12191) 2.46% due 10/01/2031 (a)(b)	16,255	16,255,000
Houston, Texas Airports System Rev (Floaters — Series 149) VRDN 2.44% due 07/01/2028 (a)(b)	17,500	17,500,000
Houston, Texas Independent School District (Putters — Series 1060) VRDN 2.51% due 08/15/2014 (a)(b)	5,290	5,290,000
Houston, Texas Independent School District (Schoolhouse) FXRDN 3.75% due 06/15/2008	34,000	34,000,000
Houston, Texas Utility System Rev VRDN:
(Eagle 20070132 CL-A) 2.48% due 11/15/2033 (a)(b)	13,365	13,365,000
(Floaters — Series 2343) 2.53% due 05/15/2028 (a)(b)	7,700	7,700,000
(Putters — Series 489) 2.58% due 03/01/2012 (a)(b)	5,020	5,020,000
(Putters — Series 1610) 2.51% due 03/01/2014 (a)(b)	5,930	5,930,000
(ROCS RR II R 10282) 2.48% due 11/15/2036 (a)(b)	4,950	4,950,000
(Series B-1) 2.45% due 05/15/2034 (a)	14,000	14,000,000
(Series B-4) 2.05% due 05/15/2034 (a)	22,145	22,145,000
Houston, Texas Water & Sewer Utility System VRDN 1.65% due 06/10/2008 (a)	7,000	7,000,000
Hutto, Texas Independent School District (Floaters — Series 07-1001) VRDN 2.49% due 02/01/2014 (a)(b)	7,400	7,400,000
Jewett, Texas EDC IDR (Nucor Corp. Project) VRDN 2.75% due 08/01/2038 (a)	6,200	6,200,000
Keller, Texas Independent School District Muni Securities Trust Rcpts (SGA 111) VRDN 2.65% due 08/15/2030 (a)(b)	33,700	33,700,000
Lake Travis, Texas Independent School District (Putters — Series 1882) VRDN 2.51% due 02/15/2014 (a)(b)	10,550	10,550,000
Manor, Texas Independent School District School Bldg VRDN 3.78% due 08/01/2036 (a)	9,000	9,000,000
Mesquite, Texas Independent Development Corp. Rev (Morrison Products) VRDN 2.74% due 10/01/2010 (a)	1,800	1,800,000
Midland, Texas (ROCS RR II R 810) VRDN 2.51% due 03/01/2037 (a)(b)	10,830	10,830,000
Montgomery County, Texas (ROCS RR II R 7030) VRDN 2.48% due 03/01/2026 (a)(b)	4,235	4,235,000
North Texas Muni Water System Rev (ROCS RR II R 6074) VRDN 2.51% due 09/01/2026 (a)(b)	7,305	7,305,000

Texas (continued)
North Texas Turnway Auth Dallas (North Turnways System Rev — ROCS RR II R 122003) VRDN 2.49% due 01/01/2035 (a)(b)	$11,800	$11,800,000
North Texas Turnway Auth Rev BAN 4.13% due 11/19/2008	345,495	345,495,000
Northside, Texas Independent School District VRDN:
2.43% due 02/15/2025 (a)(b)	2,420	2,420,000
(Series A) 3.75% due 08/01/2033 (a)	4,000	4,000,000
Port Arthur, Texas Naval District IDC Exempt Facilities Rev (Air Products & Chemicals Project) VRDN:
2.75% due 04/01/2035 (a)	20,000	20,000,000
2.75% due 04/01/2037 (a)	22,500	22,500,000
2.75% due 05/01/2040 (a)	8,300	8,300,000
2.75% due 02/01/2041 (a)	53,000	53,000,000
Port Arthur, Texas Naval District EFR (Motiva Enterprises Project) VRDN 3.10% due 12/01/2027 (a)	22,035	22,035,000
Port Arthur, Texas Naval District Rev (BASF Corp. Project — Series A) VRDN:
(Atofina Project — Series B) 2.73% due 05/01/2038 (a)	10,000	10,000,000
(BASF Corp. Project — Series A) 2.80% due 05/01/2038 (a)	15,000	15,000,000
(Petro-Chemicals Project) 2.50% due 04/01/2038 (a)	50,000	50,000,000
Port Corpus Christi Auth Texas (Nueces County Solid Waste Disposal Rev — Flint Hills Resources — Series A) VRDN 2.73% due 07/01/2029 (a)	10,250	10,250,000
San Antonio, Texas Airport System Rev (Merlots — Series D-74) VRDN 2.87% due 07/01/2023 (a)(b)	6,560	6,560,000
San Antonio, Texas Electric & Gas Rev (ROCS RR II R 6064) VRDN 2.48% due 02/01/2023 (a)(b)	5,800	5,800,000
San Antonio, Texas Muni Drain Utility System Rev (ROCS RR II R 553) VRDN 2.71% due 02/01/2026 (a)(b)	5,120	5,120,000
San Antonio, Texas Water Rev VRDN:
(Eagle 20060005 CL-A) 2.52% due 05/15/2040 (a)(b)	7,500	7,500,000
(Eagle 720053010 CL-A) 2.49% due 05/15/2036 (a)(b)	34,550	34,550,000
(Floaters — Series 159) 2.44% due 05/15/2028 (a)(b)	22,500	22,500,000
San Antonio, Texas Water Systems CP 2.65% due 06/05/2008	10,000	10,000,000
Schertz/Seguin Local Government Corp. Texas Contract Rev (Floaters — Series 151) VRDN 2.70% due 02/01/2030 (a)(b)	10,000	10,000,000
Southeast, Texas Housing Finance Corp. S/F Mortgage Rev (Floaters — Series 1641) VRDN 2.58% due 02/01/2011 (a)(b)	12,395	12,395,000

See Notes to Financial Statements.

60      MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (continued)
Tarrant County, Texas Health Facilities Development Corp. Rev (Cumberland Res Project) DDN 2.68% due 08/15/2036 (a)	$55,000	$55,000,000
Texas A&M University System Board (ROCS RR II R 11085) VRDN 2.43% due 07/01/2036 (a)(b)	4,600	4,600,000
Texas State Department of Housing & Community Affairs S/F Rev (ROCS RR II R 11215) VRDN 2.50% due 09/01/2039 (a)(b)	10,000	10,000,000
Texas State Muni Gas Acquisition & Supply Corp. VRDN:
(Floaters — Series 85) 2.44% due 09/15/2027 (a)(b)	31,665	31,665,000
(Putters — Series 1989) 2.51% due 03/15/2023 (a)(b)	14,915	14,915,000
(Putters — Series 1993-B) 2.51% due 09/15/2018 (a)(b)	63,650	63,650,000
(ROCS RR II R 10014) 2.50% due 09/15/2027 (a)(b)	39,510	39,510,000
(ROCS RR II R 10015) 2.50% due 09/15/2027 (a)(b)	54,705	54,705,000
Texas State Muni Securities Trust Rcpts (Series SGA-92) DDN 2.75% due 08/01/2029 (a)(b)	11,435	11,435,000
Texas State TRAN 4.50% due 08/28/2008	680,000	681,742,554
Texas State Veterans Housing (Funding II — Series A) VRDN 2.80% due 06/01/2033 (a)	6,000	6,000,000
Texas State VRDN:
(College Student Loan) 3.93% due 02/01/2009 (a)	22,000	22,000,000
(College Student Loan) 2.00% due 02/01/2011 (a)	20,520	20,520,000
(College Student Loan) 3.75% due 02/01/2013 (a)	16,000	16,000,000
(Floaters — Series 152) 2.70% due 08/01/2022 (a)(b)	9,970	9,970,000
(Putters — Series 1016) 2.51% due 04/01/2013 (a)(b)	3,270	3,270,000
(Putters — Series 2492) 2.51% due 04/01/2015 (a)(b)	4,250	4,250,000
(Putters — Series 2615) 2.51% due 10/01/2015 (a)(b)	11,200	11,200,000
(ROCS RR II R 4020) 2.43 due 10/01/2022 (a)(b)	6,005	6,005,000
(ROCS RR II R 11082) 2.43% due 04/01/2033 (a)(b)	7,565	7,565,000
(ROCS RR II R 12208) 2.46% due 04/01/2030 (a)(b)	5,080	5,080,000
Texas Transportation Community State Highway Rev VRDN:
(Floaters — Series 2295) 2.43% due 04/01/2023 (a)(b)	7,135	7,135,000
(Series 2008-C) 2.50% due 10/01/2019 (a)(b)	7,000	7,000,000

Texas (concluded)
Texas Water Development Board Rev (Series A) DDN 2.75% due 07/15/2019 (a)	$24,905	$24,905,000
Travis County, Texas (Floaters — Series 27-TP) VRDN 2.44% due 03/01/2026 (a)(b)	11,050	11,050,000
Trinity River Auth Texas Solid Waste Disposal Rev (Community Waste Disposal Project) Disposal Project) VRDN 2.50% due 05/01/2021 (a)	4,970	4,970,000
University of North Texas Rev VRDN 2.75% due 04/15/2034 (a)(b)	7,000	7,000,000
University of Texas VRDN:
(Merlots — Series B-14) 2.72% due 08/15/2022 (a)(b)	11,220	11,220,000
(ROCS RR II R 752) 2.43% due 07/01/2030 (a)(b)	14,375	14,375,000
University of Texas University Rev Financing System (Series B) VRDN 2.70% due 08/01/2032 (a)	11,200	11,200,000
Victoria County, Texas Hospital Rev (Putters — Series 1947) VRDN 2.51% due 02/15/2015 (a)(b)	5,270	5,270,000
West Central Texas Regional Housing Finance Corp. S/F Mortgage Rev (ROCS RR II R 10233) VRDN 2.51% due 06/01/2039 (a)(b)	9,475	9,475,000
		3,035,312,131

Utah — 0.4%
Davis County, Utah School District TAN 4.50% due 06/30/2008	18,000	18,021,600
Lehman Municipal Trust Receipts Various States (Utah Housing S/F Corp.) VRDN 3.35% due 01/01/2039 (a)(b)	7,500	7,500,000
Logan City, Utah Rev (Integrated System Inc. — Series A) VRDN 2.55% due 06/01/2014 (a)	1,470	1,470,000
Murray City, Utah Hospital Rev (Health Services Inc. — Series C) DDN 2.65% due 05/15/2036 (a)	13,600	13,600,000
Utah Transportation Auth Sales Tax Rev (Series A) DDN 2.75% due 06/15/2036 (a)	12,600	12,600,000
Utah Transportation Auth Sales Tax Rev VRDN:
(Putters — Series 1107-B) 2.51% due 12/15/2013 (a)(b)	5,685	5,685,000
(ROCS RR II R 609) 2.48% due 06/15/2032 (a)(b)	4,825	4,825,000
		63,701,600

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008     61

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Vermont — 0.1%
Vermont Educational & Health Bldgs Finance Agency Rev (Middlebury College Project — Series B) FXRDN 3.40% due 11/03/2008	$12,300	$12,300,000
Vermont Educational & Health Bldgs Finance Agency Rev (Stratton Mountain School & Ski — Series A) VRDN 2.53% due 10/01/2034 (a)	6,705	6,705,000
		19,005,000

Virginia — 2.2%
Albemarie County, Virginia IDA Rev (Jefferson Scholars Foundation Project) VRDN 2.70% due 10/01/2037 (a)	8,000	8,000,000
Arlington County, Virginia IDA (Housing Woodbury Park Project — Series A) VRDN 2.43% due 03/01/2035 (a)	3,500	3,500,000
Caroline County, Virginia IDA EDR (Meadow Event Park — Series H) VRDN 2.43% due 12/01/2037 (a)	10,000	10,000,000
Charles City County, Virginia EDA Solid Waste Disposal Rev (Waste Management Inc. Project — Series A) VRDN 2.60% due 02/01/2029 (a)	7,000	7,000,000
Chesapeake Bay Bridge & Tunnel District Virginia (General Resolution — Series A) VRDN 2.44% due 05/28/2021 (a)	4,000	4,000,000
Fairfax County, Virginia IDA Rev (Inova Health System Project) VRDN:
(Series A-1) 2.55% due 05/15/2035 (a)	6,615	6,615,000
(Series C-1) 2.55% due 05/15/2026 (a)	12,945	12,945,000
Henrico County, Virginia EDA Rev (Bon Secours Health System) VRDN:
(Series B-1) 2.51% due 11/01/2042 (a)	3,800	3,800,000
(Series B-2) 2.51% due 11/01/2042 (a)	8,800	8,800,000
Lexington, Virginia IDA Hospital Facilities Rev (Merlots — Series E-01) VRDN 2.72% due 07/01/2030 (a)(b)	17,455	17,455,000
Loudoun County, Virginia IDA Rev (Howard Hughes Medical) VRDN:
(Series A) 2.40% due 02/15/2038 (a)	8,700	8,700,000
(Series B) 2.40% due 02/15/2038 (a)	3,800	3,800,000
Loudoun County, Virginia Water & Sewer Rev (ROCS RR II R 6511) VRDN 2.51% due 01/01/2024 (a)(b)	2,235	2,235,000
Louisa Virginia IDA PCR (Virginia Electric & Power) CP:
1.75% due 05/05/2008	21,400	21,400,000
1.75% due 05/09/2008	3,600	3,600,000
1.70% due 05/12/2008	2,900	2,900,000
1.75% due 05/14/2008	4,000	4,000,000
1.75% due 05/15/2008	4,000	4,000,000

Virginia (concluded)
Louisa Virginia IDA PCR (Virginia Electric & Power) CP:
1.75% due 05/16/2008	$4,000	$4,000,000
1.75% due 05/19/2008	4,000	4,000,000
1.95% due 05/20/2008	3,900	3,900,000
Madison County, Virginia IDA Educational Facilities Rev (Woodberry Forest School) DDN 2.58% due 10/01/2037 (a)	2,700	2,700,000
Montgomery County, Virginia IDA Rev (Tech Foundation) DDN 2.70% due 06/01/2035 (a)	9,510	9,510,000
Municipal Securities Trust Certificate (Virginia Port Auth — Series 2007-41) VRDN 2.45% due 07/01/2014 (a)(b)	10,495	10,495,000
Norfolk, Virginia EDA Rev (Bon Secours Health System — Series B) VRDN 3.90% due 11/01/2025	43,800	43,800,000
Norfolk, Virginia IDA Pooled Finance (Sentara Health System Group) CP 1.55% due 05/06/2008	55,000	55,000,000
Richmond, Virginia IDA Rev Educational Facilities (Church Schools) VRDN:
2.71% due 12/01/2031 (a)	2,060	2,060,000
2.71% due 05/01/2035 (a)	4,235	4,235,000
Sussex County, Virginia IDA IDR (McGill Environmental System Project) VRDN 2.58% due 03/01/2021 (a)	2,000	2,000,000
Virginia College Bldg Auth Educational Facilities Rev DDN:
(Century College — Series B) 2.70% due 02/01/2026 (a)	3,445	3,445,000
(Shenandoah University Project) 2.72% due 11/01/2036 (a)	2,800	2,800,000
(University Richmond Project) 2.70% due 11/01/2036 (a)	33,100	33,100,000
Virginia Commonwealth University Health System Auth Rev DDN:
(Series B) 2.53% due 07/01/2037 (a)	9,200	9,200,000
(Series C) 2.72% due 07/01/2037 (a)	10,000	10,000,000
Virginia State Housing Development Auth VRDN:
(Merlots — Series B-16) 2.87% due 01/01/2031 (a)(b)	5,325	5,325,000
(Merlots — Series B-18) 2.87% due 07/01/2018 (a)(b)	13,000	13,000,000
(Merlots — Series B-19) 2.87% due 04/01/2033 (a)(b)	3,240	3,240,000
(Merlots — Series C-03) 2.87% due 01/01/2017 (a)(b)	5,740	5,740,000
(Merlots — Series C-42) 2.87% due 07/01/2023 (a)(b)	4,800	4,800,000
Virginia State Public School Auth (ROCS RR II R 10047) VRDN 2.43% due 08/01/2023 (a)(b)	10,975	10,975,000
		376,075,000

See Notes to Financial Statements.

62      MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Washington — 4.0%
BB&T Muni Trust Various States — Washington (Floaters — Series 2042) VRDN 2.45% due 06/01/2017 (a)(b)	$15,430	$15,430,000
Bellevue, Washington (Eagle 20041011 CL-A) VRDN 2.48% due 12/01/2043 (a)(b)	3,050	3,050,000
Clark County, Washington Public Utility District VRDN:
(Merlots — Series A-116) 2.82% due 01/01/2020 (a)(b)	4,995	4,995,000
(Putters — Series 540) 2.58% due 06/01/2012 (a)(b)	5,470	5,470,000
Eclipse Funding Trust 2007-0047 (Solar Eclipse — Chelan County Washington Public Utility) VRDN 2.46% due 07/01/2033 (a)(b)	11,510	11,510,000
Eclipse Funding Trust 2007-0106 (Solar Eclipse — Washington) VRDN 2.49% due 12/01/2031 (a)(b)	3,395	3,395,000
Everett, Washington Public Facilities District Project Rev VRDN 2.63% due 04/01/2036 (a)	6,000	6,000,000
Goat Hill Property, Washington Lease Rev (ROCS RR II R 2173) VRDN 2.51% due 12/01/2023 (a)(b)	1,325	1,325,000
Grant County, Washington Public Utility District Rev (ROCS RR II R 2039) VRDN 2.48% due 01/01/2019 (a)(b)	3,455	3,455,000
King County, Washington Sewer Rev VRDN:
(ROCS RR II R 11098) 2.48% due 01/01/2036 (a)(b)	25,650	25,650,000
(Series B) 3.80% due 01/01/2036 (a)	34,700	34,700,000
King County, Washington VRDN:
(ROCS RR II R 2119) 2.51% due 06/01/2021 (a)(b)	6,160	6,160,000
(Series 2541) 2.51% due 01/01/2016 (a)(b)	3,800	3,800,000
Pierce County, Washington EDC Rev VRDN 2.56% due 05/01/2027 (a)	2,135	2,135,000
Pierce County, Washington School District (Merlots — Series D-09) VRDN 2.97% due 12/01/2024 (a)(b)	5,165	5,165,000
Port Bellingham, Washington IDC EFR (West Coast Products LLC Project) DDN:
2.65% due 12/01/2033 (a)	18,200	18,200,000
2.65% due 07/01/2040 (a)	20,800	20,800,000
2.65% due 07/01/2041 (a)	15,000	15,000,000
Port Bellingham, Washington IDC Rev (Wood Stone Corp. Project) VRDN 2.56% due 02/01/2027 (a)	3,305	3,305,000
Port Seattle, Washington Rev CP 0.95% due 05/02/2008	13,460	13,460,000
Port Tacoma, Washington Rev VRDN:
(Floaters — Series 2321) 2.48% due 12/01/2029 (a)(b)	8,740	8,740,000
(Merlots — Series 123) 2.87% due 12/01/2008 (a)(b)	5,560	5,560,000

Washington (continued)
Port Tacoma, Washington Rev DDN 2.95% due 12/01/2036 (a)	$15,000	$15,000,000
Seattle, Washington Housing Auth Rev (Wedgewood Estate Project) VRDN 2.49% due 09/01/2036 (a)	2,910	2,910,000
Seattle, Washington Housing Auth Rev (High Point Project Phase II) VRDN 2.56% due 03/01/2039 (a)	7,000	7,000,000
Seattle, Washington Muni Light & Power Rev (Municipal Securities Trust Rcpts — Series SGA-85) DDN 2.65% due 10/01/2023 (a)(b)	26,280	26,280,000
Seattle, Washington Muni Light & Power Rev (Merlots — Series A-56) VRDN 2.82% due 03/01/2015 (a)(b)	28,070	28,070,000
Snohomish County, Washington Public Utility District (Electric Rev Muni Securities Trust Rcpts — SGA-124) DDN 2.65% due 12/01/2024 (a)(b)	18,500	18,500,000
Snohomish County, Washington Public Utility District VRDN:
(ROCS RR II R 6031) 2.48% due 12/01/2023 (a)(b)	5,165	5,165,000
(ROCS RR II R 6055) 2.48% due 12/01/2022 (a)(b)	7,375	7,375,000
(Series 2.50% due 12/01/2019 (a)	28,500	28,500,000
Tacoma, Washington (Putters — Series 1220) VRDN 2.58% due 12/01/2012 (a)(b)	10,205	10,205,000
Washington State VRDN:
(Floaters — Series 389) 2.48% due 07/01/2018 (a)(b)	15,985	15,985,000
(Floaters — Series 1519) 2.60% due 06/01/2028 (a)(b)	2,770	2,770,000
(Merlots — Series B-09) 2.82% due 07/01/2023 (a)(b)	12,420	12,420,000
(Putters — Series 748) 2.51% due 01/01/2013 (a)(b)	6,705	6,705,000
(ROCS RR II R 6090) 2.48% due 07/01/2022 (a)(b)	7,745	7,745,000
(ROCS RR II R 12100) 2.47% due 01/01/2031 (a)(b)	22,700	22,700,000
Washington State EDR Auth Solid Waste Disposal Rev (Waste Management Inc. Project — Series D) VRDN 2.60% due 07/01/2030 (a)	4,000	4,000,000
Washington State EDR EDR (Northwest Center Project — Series A) VRDN 2.45% due 07/01/2023 (a)(b)	5,715	5,715,000
Washington State EDR (Mount Ainstar Resort — Series C) DDN 2.70% due 10/01/2023 (a)	8,750	8,750,000
Washington State EDR (Northwest Center Project — Series A) VRDN 2.45% due 03/01/2030 (a)	5,635	5,635,000
Washington State Health Care Facilities Auth Rev (Swedish Health Services) VRDN 2.68% due 11/15/2026 (a)	38,000	38,000,000

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008     63

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Washington (concluded)
Washington State Higher Education Facilities Auth Rev VRDN:
(Cornish College Apartments Project — Series A) 2.65% due 12/01/2033 (a)	$11,160	$11,160,000
(St. Martins University Project) 2.53% due 02/01/2037 (a)	8,850	8,850,000
Washington State Housing Finance Community M/F Housing Rev DDN:
(Arbors On The Park Project) 2.65% due 10/01/2024 (a)(b)	14,800	14,800,000
(Country Club Apartments — Series A) 2.65% due 08/01/2032 (a)	10,620	10,620,000
(Heatherwood Apartments Project — Series A) 2.60% due 06/01/2037 (a)	10,625	10,625,000
(Mill Pointe Apartments Project — Series A) 2.60% due 06/01/2037 (a)	9,225	9,225,000
(Panorama Project) 2.48% due 04/01/2043 (a)	4,000	4,000,000
(Springfield Meadows Apartments — Series A) 2.60% due 06/01/2037 (a)	11,050	11,050,000
Washington State Housing Finance Community Nonprofit Rev (Eastside Catholic School) VRDN:
(Series A) 2.47% due 07/01/2038 (a)	2,000	2,000,000
(Series B) 2.46% due 07/01/2038 (a)	5,000	5,000,000
Washington State Housing Finance Community Nonprofit Housing Rev (Mirabella Project — Series A) DDN 2.68% due 03/01/2036 (a)	98,570	98,570,000
Washington State Housing Finance Community (Putters — Series 1335) VRDN 2.78% due 12/01/2009 (a)(b)	4,345	4,345,000
Washington State Public Power Supply Systems (Nuclear Project — Series A-1) VRDN 2.40% due 07/01/2017 (a)	9,800	9,800,000
		696,780,000

West Virginia — 0.3%
Berkeley County, West Virginia IDR (Mack Industry Inc. Project) VRDN 2.56% due 12/01/2026 (a)	3,900	3,900,000
Lehman Muni Trust Receipts Various States (West Virginia Housing) VRDN 3.35% due 05/01/2037 (a)	5,020	5,020,000
West Virginia Higher Educational Community Rev (Eagle 720050018 CL A) VRDN 2.49% due 04/01/2034 (a)(b)	9,900	9,900,000
West Virginia State Hospital Finance Auth Rev (Pallottine Health — Series A-1) VRDN 2.44% due 10/01/2033 (a)(b)	10,425	10,425,000
West Virginia State Housing Development Fund (Floaters — Series 2344) VRDN 2.58% due 11/01/2037 (a)(b)	29,195	29,195,000
		58,440,000

Wisconsin — 2.8%
ABN-AMRO MuniTops 2001-32 — Wisconsin State VRDN 2.45% due 05/01/2010 (a)(b)	$18,985	$18,985,000
Menomonee Falls, Wisconsin IDR (AJ Die-Namics Project) DDN 2.52% due 11/01/2036 (a)	3,350	3,350,000
Milwaukee, Wisconsin Redevelopment Auth Lease Rev (University Wisconsin — Kenilworth Project) VRDN 2.44% due 09/01/2040 (a)	9,880	9,880,000
Milwaukee, Wisconsin Redevelopment Auth Rev VRDN:
(Cathedral Place Package Facilities Project) 2.35% due 05/01/2025 (a)	16,965	16,965,000
(Wisconsin Humane Society Inc. Project) 2.60% due 03/01/2019 (a)	3,025	3,025,000
Milwaukee, Wisconsin Redevelopment Auth Rev (YMCA — Milwaukee Project) DDN 2.63% due 07/01/2034 (a)	14,470	14,470,000
New Richmond, Wisconsin School District BAN 4.13% due 06/06/2008	1,030	1,030,210
Rothschild, Wisconsin IDR (Schuette Inc. Project) VRDN 2.52% due 08/01/2037 (a)	7,500	7,500,000
Wisconsin Area School District (Sun Prairie) BAN 2.00% due 02/20/2009	9,250	9,274,521
Wisconsin Rural Water Construction Loan BAN 4.50% due 08/01/2008	11,600	11,621,147
Wisconsin State Clean Water Rev (Floaters — Series 2444) VRDN 2.43% due 06/01/2024 (a)(b)	2,187	2,187,000
Wisconsin State GO ECN CP:
(Series 2004-A) 2.00% due 05/19/2008	25,000	25,000,000
(Series 2006-A) 1.63% due 05/02/2008	33,215	33,215,000
(Series 2006-A) 1.50% due 06/02/2008	25,595	25,595,000
(Series 2006-A) 1.60% due 06/02/2008	42,724	42,724,000
(Series 2006-A) 1.60% due 06/03/2008	13,000	13,000,000
Wisconsin State Health & Educational Facilities Auth Rev DDN:
(Gundersen Lutheran — Series A) 2.63% due 12/01/2015 (a)	21,600	21,600,000
(Gundersen Lutheran — Series B) 2.63% due 12/01/2029 (a)	8,000	8,000,000
(Healthcare Inc. — Series A) 2.63% due 05/01/2037 (a)	7,005	7,005,000
(Lutheran College Project) 2.63% due 06/01/2033 (a)	18,170	18,170,000
(Riverview Hospital Assn) 2.63% due 10/01/2030 (a)	1,865	1,865,000

See Notes to Financial Statements.

64      MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008

Schedule of Investments (continued)

Merrill Lynch Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Wisconsin (continued)
Wisconsin State Health & Educational Facilities Auth Rev VRDN:
(Lutheran College Project) 2.60% due 09/01/2031 (a)	$7,000	$7,000,000
(Maranatha Baptist) 2.48% due 08/01/2026 (a)	11,500	11,500,000
(Meriter Hospital Inc. Project) 2.63% due 12/01/2032 (a)	18,450	18,450,000
(Meriter Retirement Services — Series B) 2.50% due 03/01/2038 (a)	10,025	10,025,000
Wisconsin Housing & Economic Development Auth (Home Ownership Rev — ROCS RR II R 11136) VRDN 2.51% due 03/01/2038 (a)(b)	4,890	4,890,000
Wisconsin School District Cash Flow Management Program BAN:
(Series A-1) 4.50% due 09/18/2008	11,915	11,953,265
(Series B) 4.00% due 10/30/2008	15,600	15,670,261
Wisconsin State Operating Notes BAN 4.50% due 06/16/2008	44,300	44,340,814

Wisconsin (concluded)
Wisconsin State Petroleum Inspection Fee Rev Bonds CP:
1.50% due 06/02/2008	$30,000	$30,000,000
2.15% due 06/06/2008	30,000	30,000,000
Wisconsin State Transportation (Floaters — Series 1864) VRDN 2.52% due 07/01/2020 (a)(b)	7,559	7,559,000
Wisconsin State (Merlots — Series D-18) VRDN 2.97% due 05/01/2018 (a)(b)	9,765	9,765,000
		495,615,218

Wyoming — 0.4%
Campbell County, Wyoming IDR (Two Elk Partners Project) FXRDN 3.65% due 11/28/2008	65,500	65,500,000

Total Investments (Cost — $16,929,525,696) — 96.6%		16,929,525,696
Other Assets Less Liabilities — 3.4%		591,822,493
Net Assets		$17,521,348,189

Note — Cost for federal income tax purposes is $16,929,525,696.

(a)

The interest rate is subject to change periodically based on a certain index. The rates shown are those in effect at April 30, 2008. For variable rate demand instruments, the next coupon date on which the interest is to be adjusted is deemed the maturity date for valuation.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008     65

Schedule of Investments (concluded)

Merrill Lynch Institutional Tax-Exempt Portfolio

Portfolio Abbreviations for Merrill Lynch Institutional Tax-Exempt Portfolio

Assn	Association
Auth	Authority
BAN	Bond Anticipation Notes
Bldg	Building
CP	Commercial Paper
DDN	Daily Demand Notes
ECN	Economic Commercial Notes
EDA	Economic Development Authority
EDC	Economic Development Corporation
EDR	Economic Development Revenue
EDF	Economic Development Financing
EFR	Environmental Facilities Revenue
FXRDN	Fixed Rate Demand Notes
GO	General Obligation
IBR	Industrial Building Revenue
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDC	Industrial Development Corporation
IDR	Industrial Development Revenue
IFA	Industrial Finance Agency
IFC	Industrial Facilities Corporation
M/F	Multi-Family
Merlots	Municipal Extendible Receipts Liquidity Option Tender Securities
Muni	Municipal
PCR	Pollution Control Revenue
Putters	Puttable Tax-Exempt Receipts
RAN	Revenue Anticipation Notes
Rcpts	Receipts
Rev	Revenue
ROCS	Reset Option Certificates
S/F	Single Family
SPEARS	Short Puttable Exempt Adjustable Receipts
TAN	Tax Anticipation Notes
TRAN	Tax Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

66      MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008

Statement of Assets and Liabilities	Merrill Lynch Institutional Tax-Exempt Portfolio

April 30, 2008

Assets
Investments at value — unaffiliated (cost — $16,929,525,696)	$16,929,525,696
Cash	4,927,011
Investments sold receivable	526,574,442
Interest receivable	114,667,119
Total assets	17,575,694,268
Liabilities
Investment advisory fees payable	706,877
Investments purchased payable	53,566,330
Other accrued expenses	72,872
Total liabilities	54,346,079
Net Assets	$17,521,348,189
Investors’ capital	$17,521,348,189

Statement of Operations	Merrill Lynch Institutional Tax-Exempt Portfolio

Year Ended April 30, 2008

Investment Income
Interest and discount	$594,245,305
Other taxable income	385,978
Total income	594,631,283
Expenses
Investment advisory	8,899,468
Accounting and custodian services	368,055
Dividend and transfer agent	67,090
Total expenses	9,334,613
Net investment income	585,296,670
Net realized gain from investments	1,567,648
Net Increase in Net Assets Resulting From Operations	$586,864,318

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008     67

Statement of Changes in Net Assets	Merrill Lynch Institutional Tax-Exempt Portfolio
	Year Ended April 30,
	2008	2007
Increase in Net assets

Operations
Net investment income	$585,296,670	$548,642,959
Net realized gain	1,567,648	365,414
Net increase in net assets resulting from operations	586,864,318	549,008,373

Capital Transactions
Contributions from feeders	12,669,806,683	10,320,537,433
Withdrawals from feeders	(10,649,897,566)	(10,018,448,516)
Net increase in net assets derived from capital transactions	2,019,909,117	302,088,917
Total increase in net assets	2,606,773,435	851,097,290

Net Assets
Beginning of year	14,914,574,754	14,063,477,464
End of year	$17,521,348,189	$14,914,574,754

Financial Highlights	Merrill Lynch Institutional Tax-Exempt Portfolio

	Year Ended April 30,
	2008	2007	2006	2005	2004
Ratios to Average Net Assets
Total expenses	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	3.30%	3.58%	2.82%	1.56%	1.01%

Supplemental Data
Net Assets, end of year (000)	$17,521,348	$14,914,575	$14,063,477	$12,621,664	$11,025,429

See Notes to Financial Statements.

68      MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008

Notes to Financial Statements

Master Institutional Money Market LLC

1. Significant Accounting Policies

Master Institutional Money Market LLC (the “Master LLC”) is organized as a limited liability company under the laws of the State of Delaware and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Limited Liability Company Agreement permits the Directors to issue unlimited interests in the Master LLC. Interests in the Master LLC are issued solely in private placement transactions to accredited investors. The Master LLC consists of five series, Merrill Lynch Premier Institutional Portfolio, Merrill Lynch Institutional Portfolio, Merrill Lynch Government Portfolio, Merrill Lynch Treasury Portfolio and Merrill Lynch Institutional Tax-Exempt Portfolio, (collectively, the “Master Funds”). Merrill Lynch Government Portfolio and Merrill Lynch Treasury Portfolio are not currently active.

The Master LLC’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Master LLC:

Valuation of Investments:  The securities of the Premier Institutional Portfolio, the Institutional Portfolio and the Institutional Tax-Exempt Portfolio are valued pursuant to the amortized cost method which approximates fair market value by valuing each such portfolio investment at its acquisition cost as adjusted for amortization of premium or accretion of discount on a straight-line basis over the instrument’s remaining life and does not take into account changes in market value resulting from fluctuating interest rates. While this method provides certainty in valuation, there may be times when the value of a security, as determined by amortized cost, may be higher or lower than the fair market value of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or adverse results to shareholders. The Master Funds seek to maintain a net asset value of $1.00, although there is no assurance that it will be able to do so on a continuing basis.

For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is deemed to be the demand notice payment period.

Repurchase Agreements:  The Premier Institutional Portfolio and the Institutional Portfolio (the “Funds”) invest in U.S. government and agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Fund’s custodian. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited. The Funds take possession of the underlying securities, mark to market such securities daily and, if necessary, receive additional securities to ensure that the contract is adequately collateralized.

Income Taxes:  The Master Funds are treated as partnerships for Federal tax purposes. No provision is made by the Master Funds for federal or state taxes on any taxable income of the Master Funds because each investor in the Master Funds is ultimately responsible for the payment of any taxes. Since the Master Funds’ investors are regulated investment companies that invest substantially all of their assets in the Master Funds, the Master Funds normally must satisfy the applicable source of income and diversification requirements under the Internal Revenue Code in order for their respective investors to satisfy them.

Effective October 31, 2007, the Master LLC implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Master LLC, and has determined that the adoption of FIN 48 did not have a material impact on the Master LLC’s financial statements. The Master LLC files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Master LLC’s U.S. federal tax returns remains open for the years ended April 30, 2005 through April 30, 2007. The statutes of limitations on the Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements:  In September 2006, Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Master LLC’s financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Stan- dards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Master LLC’s financial statement disclosures, if any, is currently being assessed.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008     69

Notes to Financial Statements (concluded)

Master Institutional Money Market LLC

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of FAS 161 and the impact on the Master LLC’s financial statement disclosures, if any, is currently being assessed.

Investment Transactions and Investment Income:  Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis.

Securities Lending:  The Premier Institutional Portfolio and the Institu- tional Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolios and any additional required collateral is delivered to the Portfolios on the next business day. Where the Portfolios receive securities as collateral for the loaned securities, they collect a fee from the borrower. The Portfolios typically receive the income on the loaned securities but do not receive the income on the collateral. Where the Portfolios receive cash collateral, they may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolios may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with their loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolios could experience delays and costs in gaining access to the collateral. The Portfolios also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Fees and Other Transactions with Affiliates

BlackRock Advisors, LLC (“BlackRock”), an indirect, wholly owned subsidiary of BlackRock, Inc. acts as the investment adviser for each Master Fund pursuant to an investment advisory agreement with the Master LLC. BlackRock manages each Master Fund’s investments subject to the oversight of The Board of Directors of the Master LLC. Each Master Fund pays BlackRock a fee at the annual rate of 0.05% of its average daily net assets. Merrill Lynch & Co., Inc. (“ML&Co.”) and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

BlackRock has, with respect to each Master Fund, entered into a sub-advisory agreement with BlackRock Institutional Management Corporation (the “Sub-Adviser”), an affiliate, under which BlackRock pays the Sub-Adviser for the services it provides to the Master Funds a monthly fee at an annual rate equal to a percentage of the advisory fee BlackRock receives from each Master Fund. The Sub-Adviser is responsible for the day-to-day management of the Master Funds.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. and its affiliates.

70      MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008

Report of Independent Registered Public Accounting Firm

To the Directors and Investors of
Master Institutional Money Market LLC:

We have audited the accompanying statements of assets and liabilities of Master Institutional Money Market LLC (the “Master LLC”), consisting of the Merrill Lynch Premier Institutional Portfolio, Merrill Lynch Institutional Portfolio, and Merrill Lynch Institutional Tax-Exempt Portfolio (the “Master Funds”), each a separate series of the Master LLC, including the schedules of investments, as of April 30, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Master Funds of the Master Institutional Money Market LLC as of April 30, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
June 23, 2008

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008     71

Trustees/Directors and Officers

Name, Address and Year of Birth	Position(s) Held with Trust/ Master LLC	Length of Time Served as a Trustee/Director**	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships
Non-Interested Trustees/Directors*
David O. Beim 40 East 52nd Street New York, NY 10022 1940	Trustee/Director	Since 2007
Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Formerly Chairman, Wave Hill Inc. (public garden and cultural center) from 1990 to 2006.
				35 Funds 81 Portfolios	None
Ronald W. Forbes 40 East 52nd Street New York, NY 10022 1940	Trustee/Director and Co-Chair of the Board of Trustees/Directors	Since 2000	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	35 Funds 81 Portfolios	None
Dr. Matina Horner 40 East 52nd Street New York, NY 10022 1939	Trustee/Director	Since 2007	Formerly Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	35 Funds 81 Portfolios	NSTAR (electric and gas utility)
Rodney D. Johnson 40 East 52nd Street New York, NY 10022 1941	Trustee/Director and Co-Chair of the Board of Trustees/Directors	Since 2007
President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2002; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2003; Director, The Committee of Seventy (civic) since 2006.
				35 Funds 81 Portfolios	None
Herbert I. London 40 East 52nd Street New York, NY 10022 1939	Trustee/Director and Member of the Audit Committee	Since 2007
Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director of Cerego, LLC (software development and design) since 2005.
				35 Funds 81 Portfolios	AIMS Worldwide, Inc. (marketing)
Cynthia A. Montgomery 40 East 52nd Street New York, NY 10022 1952	Trustee/Director	Since 2000	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	35 Funds 81 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt, Jr. 40 East 52nd Street New York, NY 10022 1947	Trustee/Director	Since 2007
Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Partner, Amarna Corporation, LLC (private investment company) since 2002; Director, WQED Multimedia (PBS and Multimedia, a not-for-profit company) since 2002; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partner, LP (private investment) since 1998.
				35 Funds 81 Portfolios	Greenlight Capital Re, Ltd (reinsurance company)
Robert C. Robb, Jr. 40 East 52nd Street New York, NY 10022 1945	Trustee/Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	35 Funds 81 Portfolios	None
Toby Rosenblatt 40 East 52nd Street New York, NY 10022 1938	Trustee/Director	Since 2007
President, Founders Investments Ltd. (private investments) since 1999; Director of Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) since 1997; Formerly Trustee, State Street Research Mutual Funds from 1990 to 2005; Formerly, Trustee, Metropolitan Series Funds, Inc. from 2001 to 2005.
				35 Funds 81 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

72      MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008

Trustees/Directors and Officers (continued)

Name, Address and Year of Birth	Position(s) Held with Trust/ Master LLC	Length of Time Served as a Trustee/Director**	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships
Kenneth L. Urish 40 East 52nd Street New York, NY 10022 1951	Trustee/Director and Chair of the Audit Committee	Since 2007
Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation since 2001; Committee Member/Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants since 2007; President and Trustee, Pittsburgh Catholic Publishing Associates since 2003; Formerly Director, Inter-Tel from 2006 to 2007.
				35 Funds 81 Portfolios	None
Frederick W. Winter 40 East 52nd Street New York, NY 10022 1945	Trustee/Director and Member of the Audit Committee	Since 2007
Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005. Director, Alkon Corporation (pneumatics) since 1992; Director, Indotronix International (IT services) since 2004; Director, Tippman Sports (recreation) since 2005.
				35 Funds 81 Portfolios	None
*Trustees/Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

**Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain trustees/directors as joining the Fund’s board in 2007, those trustees/directors first became a member of the boards of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Matina Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999 and Frederick W. Winter, 1999.

Interested Trustees/Directors*
Richard S. Davis 40 East 52nd Street New York, NY 10022 1945	Trustee/Director	Since 2007
Managing Director, BlackRock, Inc. since 2005; Formerly Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Formerly Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005; Formerly Chairman, SSR Realty from 2000 to 2004
				185 Funds 295 Portfolios	None
Henry Gabbay 40 East 52nd Street New York, NY 10022 1947	Trustee/Director	Since 2007
Consultant, BlackRock, Inc. since 2007; Formerly Managing Director, BlackRock, Inc. from 1989 to 2007; Formerly Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; Formerly President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.
				184 Funds 294 Portfolios	None

*Messrs. Davis and Gabbay are both “interested persons,” as defined in the Investment Company Act of 1940, of the Trust and the Master LLC based on their positions with BlackRock, Inc. and its affiliates. Trustees/Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008     73

Trustees/Directors and Officers (concluded)

Name, Address and Year of Birth	Position(s) Held with the Trust/ Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years
Trust Officers*
Donald C. Burke 40 East 52nd Street New York, NY 10022 1960	Trust President and Chief Executive Officer	2007 to present
Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. (“FAM”) in 2006; First Vice President thereof from 1997 to 2005; Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.

Anne F. Ackerley 40 East 52nd Street New York, NY 10022 1962	Vice President	2007 to present
Managing Director of BlackRock, Inc. since 2000 and First Vice President and Chief Operating Officer of Mergers and Acquisitions Group from 1997 to 2000; First Vice President and Chief Operating Officer of Public Finance Group thereof from 1995 to 1997; First Vice President of Emerging Markets Fixed Income Research of Merrill Lynch & Co., Inc. from 1994 to 1995.

Neal J. Andrews 40 East 52nd Street New York, NY 10022 1966	Chief Financial Officer	2007 to present	Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of Fund Accounting and Administration at PFPC Inc. from 1992 to 2006.
Jay M. Fife 40 East 52nd Street New York, NY 10022 1970	Treasurer	2007 to present
Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian P. Kindelan 40 East 52nd Street New York, NY 10022 1959	Chief Compliance Officer of the Funds	2007 to present
Chief Compliance Officer of the BlackRock-advised Funds since 2007; Anti-Money Laundering Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005; Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004 and Vice President and Senior Counsel thereof from 1998 to 2000; Senior Counsel of The PNC Bank Corp. from 1995 to 1998.

Howard Surloff 40 East 52nd Street New York, NY 10022 1965	Secretary	2007 to present	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly General Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.
* Officers of the Trust/Master LLC serve at the pleasure of the Board of Trustees/Directors.

74      MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules and regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites. BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information, BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Quarterly Schedule of Investments

The Trust files the complete schedule of portfolio holdings of the Funds with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.

The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

General Information

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 225-1576.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES      APRIL 30, 2008     75

FUND ADDRESS
Merrill Lynch Funds For Institutions Series
One Financial Center
Boston, MA 02111

CUSTODIAN & TRANSFER AGENT
State Street Bank & Trust Company
Boston, Massachusetts 02266

LEGAL COUNSEL
Sidley Austin LLP
New York, New York 10019

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Boston, Massachusetts 02116

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Series’ current prospectus. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be considered a representation of future performance. For current month-end performance information, call (800) 225-1576. The Funds’ current seven-day yields more closely reflect the current earnings of the Funds than the total returns quoted. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 225-1576; (2) on www.blackrock.com; and (3) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

#50405

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –

Audit Committee Financial Expert – The registrant's board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

David O. Beim (not reappointed to audit committee, effective November 1, 2007)

James T. Flynn (term ended, effective November 1, 2007)

W. Carl Kester (term ended, effective November 1, 2007)

Karen P. Robards (term ended, effective November 1, 2007)

Kenneth L. Urish (term began, effective November 1, 2007)

The registrant's board of directors has determined that David O. Beim, W. Carl Kester and Karen P. Robards qualify as financial experts pursuant to Item 3(c)(4) of Form N-CSR.

Mr. Beim has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. For 25 years, Mr. Beim was an investment banker actively engaged in financial analysis for securities transactions and mergers. These transactions presented a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements. Mr. Beim has also been a professor of finance and economics at the Columbia University Graduate School of Business since 1991.

Prof. Kester has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Prof. Kester has been involved in providing valuation and other financial consulting services to corporate clients since 1978. Prof. Kester’s financial consulting services present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements.

Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987. Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results. Ms. Robards has over 30 years of experience analyzing financial statements. She also is a member of the audit committee of one publicly held company and a non-profit organization.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
Merrill Lynch Funds for Institutions Series
Merrill Lynch Government Fund	$36,000	$34,900	$0	$0	$6,100	$6,100	$749	$0
Merrill Lynch Institutional Fund	$7,800	$7,600	$0	$0	$6,100	$6,100	$749	$0
Merrill Lynch Institutional Tax-Exempt Fund	$7,800	$7,600	$0	$0	$6,100	$6,100	$0	$0
Merrill Lynch Premier Institutional Fund	$7,800	$7,600	$0	$0	$6,100	$6,100	$749	$0
Merrill Lynch Select Institutional Fund	$11,700	N/A	$0	N/A	$6,100	N/A	$749	N/A
Merrill Lynch Treasury Fund	$28,000	$26,700	$0	$0	$6,100	$6,100	$749	$0
Master Institutional Money Market LLC
Merrill Lynch Institutional Portfolio	$39,000	$38,500	$0	$0	$5,500	$5,500	$0	$0
Merrill Lynch Institutional Tax-Exempt Portfolio	$39,000	$37,400	$0	$0	$5,500	$5,500	$0	$0
Merrill Lynch Premier Institutional Portfolio	$49,000	$63,600	$0	$0	$6,600	$6,600	$0	$0

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services include tax compliance, tax advice and tax planning.

3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
Merrill Lynch Funds for Institutions Series
Merrill Lynch Government Fund	$288,249	$3,002,183
Merrill Lynch Institutional Fund	$288,249	$3,002,183
Merrill Lynch Institutional Tax-Exempt Fund	$288,249	$3,002,183
Merrill Lynch Premier Institutional Fund	$288,249	$3,002,183
Merrill Lynch Select Institutional Fund	$288,249	N/A
Merrill Lynch Treasury Fund	$288,249	$3,002,183
Master Institutional Money Market LLC
Merrill Lynch Institutional Portfolio	$287,500	$3,001,583
Merrill Lynch Institutional Tax-Exempt Portfolio	$287,500	$3,001,583
Merrill Lynch Premier Institutional Portfolio	$287,500	$3,002,683

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $287,500, 0%

Item 5 –	Audit Committee of Listed Registrants – Not Applicable
Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures
11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto
12(a)(1) –	Code of Ethics – See Item 2
12(a)(2) –	Certifications – Attached hereto
12(a)(3) –	Not Applicable
12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC

By:	_______________________________

Donald C. Burke

Chief Executive Officer of

Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC

Date: June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	_______________________________

Donald C. Burke

Chief Executive Officer (principal executive officer) of

Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC

Date: June 23, 2008

By:	_______________________________
Neal J. Andrews

Chief Financial Officer (principal financial officer) of

Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC

Date: June 23, 2008